    As filed with the Securities and Exchange Commission on, April 23, 2007

                                                File Nos. 333-134457; 811-21892

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                       [X]
                          Pre-Effective Amendment No.                              [_]
                          Post-Effective Amendment No. 5                           [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                  [X]
                        Amendment No. 10                                           [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 2
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                 6610 W. Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                             6610 W. Broad Street
                           Richmond, Virginia 23230
                    (Name and Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering:   As soon as practicable after
the effective date of this Registration Statement.

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2007 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[_] on April 25, 2007 pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:


[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered: Flexible Purchase Payment Variable Deferred Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 2
                                Prospectus For
         Flexible Purchase Payment Variable Deferred Annuity Contract
                                Form P1165 4/05

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2007, describes a flexible purchase payment variable deferred annuity contract (the "contract" or "contracts") for individuals and certain qualified and non-qualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Personal Income Design" in our marketing materials.


This prospectus gives details about the contract, Genworth Life & Annuity VA Separate Account 2 (the "Separate Account") and our Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.


The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.


You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund -- Series II shares
AIM V.I. Capital Appreciation Fund -- Series I shares
AIM V.I. Core Equity Fund -- Series I shares
AIM V.I. International Growth Fund -- Series II shares

AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Global Technology Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund -- Class III
BlackRock Global Allocation V.I. Fund -- Class III
BlackRock Large Cap Growth V.I. Fund -- Class III
BlackRock Value Opportunities V.I. Fund Class III

Columbia Funds Variable Insurance Trust I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2

VIP Investment Grade Bond Portfolio -- Service Class 2

VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:
Income Fund
Mid-Cap Equity Fund
Money Market Fund
Premier Growth Equity Fund
Real Estate Securities Fund
S&P 500(R) Index Fund
Small-Cap Equity Fund
Total Return Fund -- Class 3 Shares
U.S. Equity Fund
Value Equity Fund

Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares


Legg Mason Partners Variable Equity Trust:/1/
Legg Mason Partners Variable Aggressive Growth Portfolio --Class II Legg Mason Partners Variable Fundamental Value Portfolio --Class I


MFS(R) Variable Insurance Trust:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares
Oppenheimer MidCap Fund/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison Portfolio -- Class II
Jennison 20/20 Focus Portfolio -- Class II
Natural Resources Portfolio -- Class II


The Universal Institutional Funds, Inc.:
Equity and Income Portfolio -- Class II Shares


Van Kampen Life Investment Trust:
Comstock Portfolio -- Class II Shares


XTF Advisors Trust:
EFT 60 Portfolio -- Class II Shares

The following Portfolios are not available to contracts issued on or after May 1, 2007:
Legg Mason Partners Variable Equity Trust:/1/
Legg Mason Partners Variable Capital and Income Portfolio --Class II Shares

Van Kampen Life Investment Trust:
Strategic Growth Portfolio -- Class II Shares


Not all of these Portfolios may be available in all states.



The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.



/1/ Legg Mason executed a reorganization of its fund operations effective April
    28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio; and

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is offered to customers of Raymond James Financial, Inc. and its subsidiaries. Raymond James Financial, Inc. is not responsible for the guarantees under the contract. Guarantees under the contract is the sole responsibility of the Company.


A Statement of Additional Information, dated May 1, 2007, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


                Definitions.................................................  6

                Fee Tables..................................................  8
                   Examples................................................. 11

                Synopsis.................................................... 11

                Condensed Financial Information............................. 14

                Financial Statements........................................ 14

                The Company................................................. 15

                The Separate Account........................................ 15
                   The Portfolios........................................... 15
                   Subaccounts.............................................. 17
                   Voting Rights............................................ 24
                   Asset Allocation Program................................. 24

                The Guarantee Account....................................... 30

                Charges and Other Deductions................................ 31
                   Transaction Expenses..................................... 31
                       Surrender Charge..................................... 31
                       Exceptions to the Surrender Charge................... 32
                   Deductions from the Separate Account..................... 32
                   Charges for the Living Benefit Rider Options............. 32
                   Charges for the Death Benefit Rider Options.............. 34
                   Other Charges............................................ 34

                The Contract................................................ 35
                   Purchase of the Contract................................. 35
                   Ownership................................................ 36
                   Assignment............................................... 36
                   Purchase Payments........................................ 37
                   Valuation Day and Valuation Period....................... 37
                   Allocation of Purchase Payments.......................... 37
                   Valuation of Accumulation Units.......................... 38

                Transfers................................................... 38
                   Transfers Before the Annuity Commencement Date........... 38
                   Transfers from the Guarantee Account to the Subaccounts.. 38
                   Transfers from the Subaccounts to the Guarantee Account.. 38
                   Transfers Among the Subaccounts.......................... 39
                   Telephone/Internet Transactions.......................... 39
                   Confirmation of Transactions............................. 40
                   Special Note on Reliability.............................. 40
                   Transfers by Third Parties............................... 40
                   Special Note on Frequent Transfers....................... 41
                   Dollar Cost Averaging Program............................ 42
                   Portfolio Rebalancing Program............................ 43
                   Guarantee Account Interest Sweep Program................. 43

            Surrenders and Partial Withdrawals..............................  44
               Surrenders and Partial Withdrawals...........................  44
               Restrictions on Distributions from Certain Contracts.........  45
               Systematic Withdrawal Program................................  45
               Guaranteed Minimum Withdrawal Benefit Rider Options..........  46
                   Lifetime Income Plus 2007................................  46
                   Lifetime Income Plus.....................................  54
                   Guaranteed Withdrawal Advantage..........................  62
                   Investment Strategy for the Guaranteed Minimum
                     Withdrawal Benefit Rider Options.......................  66

            The Death Benefit...............................................  67
               Distribution Provisions Upon Death of Owner or Joint
                 Owner......................................................  67
               Death Benefit at Death of Any Annuitant Before Annuity
                 Commencement Date..........................................  67
               Basic Death Benefit..........................................  67
               Annual Step-Up Death Benefit Rider...........................  68
               5% Rollup Death Benefit Rider................................  68
               Earnings Protector Death Benefit Rider.......................  69
               The Earnings Protector and Greater of Annual Step-Up and
                 5% Rollup Death Benefit Rider..............................  70
               Termination of Death Benefit Rider Options When Contract
                 Assigned or Sold...........................................  70
               How to Claim Proceeds and/or Death Benefit Payments..........  70
               Distribution Rules...........................................  71

            Income Payments.................................................  72
               Income Payments and the Annuity Commencement Date............  72
               Optional Payment Plans.......................................  73
               Variable Income Payments.....................................  74
               Transfers After the Annuity Commencement Date................  75
               Guaranteed Income Advantage..................................  75
               Payment Optimizer Plus.......................................  82

            Tax Matters.....................................................  91
               Introduction.................................................  91
               Taxation of Non-Qualified Contracts..........................  91
               Section 1035 Exchanges.......................................  93
               Qualified Retirement Plans...................................  93
               Federal Income Tax Withholding...............................  96
               State Income Tax Withholding.................................  96
               Tax Status of the Company....................................  96
               Changes in the Law...........................................  96

            Requesting Payments.............................................  97

            Sale of the Contracts...........................................  97

            Additional Information..........................................  99
               Owner Questions..............................................  99
               Return Privilege.............................................  99
               State Regulation.............................................  99
               Evidence of Death, Age, Gender, Marital Status or
                 Survival...................................................  99
               Records and Reports..........................................  99
               Other Information............................................  99
               Legal Proceedings............................................  99

            Appendix A -- Examples of the Available Death Benefits.......... A-1

            Appendix B -- Condensed Financial Information................... B-1

            Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in each Subaccount and the Separate Account before income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income payments.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated on your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for Payment Optimizer Plus and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options, the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options, each one-year period following the Benefit Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts available under the Investment Strategy for Payment Optimizer Plus and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to Genworth Life & Annuity VA Separate Account 2 or any other segregated asset account of the Company.

GIS Subaccount -- A division of the Separate Account that invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from other Subaccounts in which you have allocated assets.

Gross Withdrawal -- For Lifetime Income Plus and Lifetime Income Plus 2007, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

Guaranteed Income Advantage -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

Guaranteed Withdrawal Advantage -- The marketing name for the Guaranteed Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Home Office -- Our office at 6610 West Broad Street, Richmond, Virginia 23230.

Income Start Date -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for Payment Optimizer Plus and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefits available under these rider options.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus.

Payment Optimizer Plus -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. This rider may be referred to by either name in this prospectus.

Portfolio -- A series of a Fund, the assets of which are separated from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states.

Rider Death Benefit -- The death benefit payable under Lifetime Income Plus and Lifetime Income Plus 2007.

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007.

Separate Account -- Genworth Life & Annuity VA Separate Account 2, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account that invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states. A Subaccount may be referred to as Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax and any optional benefit charges.

Valuation Day -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
--------------------------------------------------------------------------------------------------
Surrender Charge/1/ (as a percentage of purchase   Number of Completed Years Surrender Charge as a
 payments withdrawn or surrendered)                Since We Received the     Percentage of the
                                                   Purchase Payment          Purchase Payment
                                                                             Withdrawn or
                                                                             Surrendered
                                                   -----------------------------------------------
                                                               0                      6%
                                                               1                      6%
                                                               2                      6%
                                                               3                      6%
                                                               4                      5%
                                                               5                      4%
                                                               6                      3%
                                                           7 or more                  0%
--------------------------------------------------------------------------------------------------
 Transfer Charge                                                      $10.00/2/
--------------------------------------------------------------------------------------------------

/1/You may/ /withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. A surrender charge is not assessed on any amounts representing gain. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.


 If you purchase Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.


/2/We/ /currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts after the twelfth transfer in a calendar year.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.


Periodic Charges Other Than Portfolio Expenses
---------------------------------------------------------------------------
Annual Contract Maintenance Charge            $25.00/1/
---------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
  Mortality and Expense Risk Charge               1.00%
---------------------------------------------------------------------------
  Administrative Expense Charge                   0.15%
---------------------------------------------------------------------------
  Joint Annuitant Charge/2/                       0.20%
---------------------------------------------------------------------------

Living Benefit Rider Options/3/
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
                                                                                   Current Charge  Maximum Charge/4/
                                                                                   ---------------------------------
Guaranteed Withdrawal Advantage/5/                                                      0.50%           1.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus
  Single Annuitant Contract                                                             0.60%           2.00%
                                                                                   --------------------------------
  Joint Annuitant Contract                                                              0.75%           2.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007
  Single Annuitant Contract                                                             0.75%           2.00%
                                                                                   --------------------------------
  Joint Annuitant Contract                                                              0.85%           2.00%
--------------------------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                                                             0.50%           0.50%
--------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus
  Single Annuitant Contract                                                             0.50%           1.25%
                                                                                   --------------------------------
  Joint Annuitant Contract                                                              0.65%           1.25%
--------------------------------------------------------------------------------------------------------------------
Death Benefit Rider Options/6/
 (as a percentage of your Contract Value at the time the charge is taken)/7/
--------------------------------------------------------------------------------------------------------------------
                                                                                   Current Charge  Maximum Charge/4/
                                                                                   ---------------------------------
Annual Step-Up Death Benefit Rider                                                      0.20%           0.20%
--------------------------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider                                                           0.30%           0.30%
--------------------------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider                                                  0.30%           0.30%
--------------------------------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider      0.70%           0.70%
--------------------------------------------------------------------------------------------------------------------
                                                                                   Current Charges Maximum Charges
                                                                                   ---------------------------------
Maximum Total Separate Account Annual Expenses/8/                                       2.70%           3.55%
--------------------------------------------------------------------------------------------------------------------

/1/This/ /charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $40,000 or more at the time the charge is assessed.

/2/The/ /Joint Annuitant charge is assessed only when a Joint Annuitant is added to the contract and the contract becomes a Joint Annuitant contract. The Joint Annuitant charge will terminate if the contract becomes a single Annuitant contract due to the death of an Annuitant. The Joint Annuitant charge will apply even if you elect Lifetime Income Plus, Lifetime Income Plus 2007 or Payment Optimizer Plus as a Joint Annuitant contract.

/3/None/ /of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. The riders may not be available in all states. We reserve the right to discontinue offering these riders at any time and for any reason.

/4/The/ /maximum charge reflects the charge that the rider is guaranteed never to exceed.

/5/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

/6/The/  /Annual Step-Up Death Benefit Rider may be elected with Lifetime
  Income Plus or Lifetime Income Plus 2007 at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus or Lifetime Income Plus 2007 .

 You/ /may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death benefit rider may not be purchased with any other death benefit rider.

/7/All/ /charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/8/The/ /Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and Payment Optimizer Plus as a Joint Annuitant contract. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and either Lifetime Income Plus or Lifetime Income Plus 2007 as a Joint Annuitant contract. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


Annual Portfolio Expenses/1/                                                     Minimum Maximum
------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)  0.40%   2.48%
------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.75%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected either Lifetime Income Plus or Lifetime Income Plus 2007;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,164      $2,371      $3,477       $6,154


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $605       $1,831      $3,027       $5,884


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.35% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . a maximum charge of 2.00% for either Lifetime Income Plus or Lifetime Income Plus 2007 (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If the optional rider is not elected, or if the contract was a single Annuitant contract, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible purchase payment variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your purchase payments to buy Accumulation Units in the Separate Account and purchase interest in the Guarantee Account. Should you decide to receive income payments (annuitize your contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units.

You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of Payment Optimizer Plus. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from Payment Optimizer Plus will be made in accordance with the terms of Payment Optimizer Plus. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Optimizer Plus" provisions of this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Guaranteed Income Advantage."

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven full years, we will assess a surrender charge ranging from 6% to 3%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for seven full years, the surrender charge reduces to 0%.


For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge under certain conditions. See the "Surrender Charge" provision of this prospectus.


We assess annual contract charges in the aggregate at an effective annual rate of 1.15% against the daily net asset value of the Separate Account. These charges consist of a mortality and expense risk charge of 1.00% and an administrative expense charge of 0.15%. If the contract is a Joint Annuitant contract, we assess an additional Joint Annuitant charge at an effective annual rate of 0.20% against the daily net asset value of the Separate Account. We also charge for the optional riders and benefits. In addition, there is a $25 annual contract maintenance charge that we waive if the Contract Value is more than $40,000 at the time the charge is assessed. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or your Contract Value, as applicable. See the "Charges and Other Deductions" and "Deductions for Premium Taxes" provisions of this prospectus.


There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as 12b-1 fees and/or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.


We pay compensation to broker-dealers who distribute the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.


We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.


How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Guaranteed Income Advantage is elected at the time of application), provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.


What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner or joint owner dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary.

If an Annuitant dies before the Annuity Commencement Date and the owner and Annuitant are different individuals, the owner will become the new Annuitant or, if there are joint owners, the joint owners will become the new Annuitants.

If there are Joint Annuitants, an Annuitant dies before the Annuity Commencement Date, and the owner is a non-natural entity, the contract will become subject to the distribution rules described in this prospectus. If the owner is not a non-natural entity, the selected payment option will end and the Joint Annuitant charge will terminate.

Please see "The Death Benefit" provision of this prospectus. In addition, the terms of the living benefit rider options may modify the rules described in summary above. If you have elected one of these riders, please see the disclosure in this prospectus for the applicable rider for more information.

May I transfer assets among Subaccounts and to and from the Guarantee Account? You may transfer assets among the Subaccounts and you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date," "Income Payments --Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect the Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.


If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income
Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Optimizer Plus, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.


Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).


If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states.

The "Living Benefit Rider Options." We currently offer four "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. One other living benefit rider, Guaranteed Withdrawal Advantage, is no longer offered for sale.


Three Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007. The Guaranteed Minimum Withdrawal Benefit for Life Riders (Lifetime Income Plus and Lifetime Income Plus 2007) provide guaranteed withdrawals until the last death of an Annuitant, at least equal to purchase payments, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides a guaranteed return of purchase payments through a series of withdrawals, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage, however, is not available for contracts issued on or after May 1, 2007. Please see the "Surrenders and Partial Withdrawals --Guaranteed Minimum Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.


We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the rider and its features. Finally, we offer Payment Optimizer Plus, which provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Please see the "Income Payments -- Payment Optimizer Plus" provision of this prospectus for more information about the rider and its features.


Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.


The Death Benefit Rider Options. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit available under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Subaccounts that correspond to the Portfolios you choose and to the Guarantee Account if you so elect on your application. For contract owners that have elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. For contract owners that have elected Guaranteed Income Advantage, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.


Please see Appendix B of this prospectus for tables of Accumulation Unit values.


FINANCIAL STATEMENTS


The consolidated "historical" and "as-if-pooled" financial statements for Genworth Life and Annuity Insurance Company and subsidiaries, as well as the financial statements for the Separate Account, are located in the Statement of Additional
Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus.

In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.


THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on June 5, 2002. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contracts as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contracts. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a Separate Account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount that corresponds to each Portfolio of a Fund offered under the contracts. You decide the Subaccounts to which you allocate purchase payments. However, if you elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider.

You currently may change your future purchase payment allocation without penalty or charges. However, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision for additional information. In addition, certain benefits provided by Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options may be reduced if allocations are not made in accordance with the prescribed Investment Strategy. See the "Surrenders and Partial
Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at
(800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.gefinancialpro.com. We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Portfolios.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts


You may invest in the Portfolios listed below in addition to the Guarantee Account, if available, at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under those riders may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.




                        Subaccount Investing In                   Investment Objective
                        ------------------------------------------------------------------------
AIM VARIABLE            AIM V.I. Basic Value Fund --     Seeks to provide long-term growth of
INSURANCE FUNDS         Series II shares                 capital.
                        ------------------------------------------------------------------------
                        AIM V.I. Capital Appreciation    Seeks to provide growth of capital.
                        Fund -- Series I shares
                        ------------------------------------------------------------------------
                        AIM V.I. Core Equity Fund --     Seeks to provide growth of capital.
                        Series I shares
                        ------------------------------------------------------------------------
                        AIM V.I. International Growth    Seeks to provide long-term growth of
                        Fund -- Series II shares         capital.
                        ------------------------------------------------------------------------
ALLIANCE BERNSTEIN      AllianceBernstein Global         Long-term growth of capital.
VARIABLE PRODUCTS       Technology Portfolio -- Class B
SERIES FUND, INC.
                        ------------------------------------------------------------------------
                        AllianceBernstein Growth and     Long-term growth of capital.
                        Income Portfolio -- Class B
                        ------------------------------------------------------------------------
                        AllianceBernstein International  Long-term growth of capital.
                        Value Portfolio -- Class B
                        ------------------------------------------------------------------------
                        AllianceBernstein Large Cap      Long-term growth of capital.
                        Growth Portfolio -- Class B
                        ------------------------------------------------------------------------
                        AllianceBernstein Small Cap      Long-term growth of capital.
                        Growth Portfolio -- Class B
                        ------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection          Pursues long-term total return using a
VARIABLE PORTFOLIOS II, Fund -- Class II                 strategy that seeks to protect against
INC.                                                     U.S. inflation.
                        ------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value V.I. Fund  Seeks capital appreciation and,
SERIES FUNDS, INC.      -- Class III                     secondarily, income.

                        ------------------------------------------------------------------------
                        BlackRock Global Allocation V.I. Seeks high total investment return.
                        Fund -- Class III



                        ------------------------------------------------------------------------
                        BlackRock Large Cap Growth V.I.  Seeks long-term capital growth.
                        Fund -- Class III

                        ------------------------------------------------------------------------
                        BlackRock Value Opportunities    Seeks long-term capital growth.
                        V.I. Fund -- Class III

                        ------------------------------------------------------------------------
COLUMBIA FUNDS          Columbia Marsico Growth Fund,    The fund seeks long-term growth of
VARIABLE INSURANCE      Variable Series -- Class A       capital.
TRUST I
                        ------------------------------------------------------------------------
                        Columbia Marsico International   The fund seeks long-term growth of
                        Opportunities Fund, Variable     capital.
                        Series -- Class B
                        ------------------------------------------------------------------------


                                          Adviser (and Sub-Adviser(s),
         Investment Objective                    as applicable)
-------------------------------------------------------------------------
Seeks to provide long-term growth of   A I M Advisors, Inc.
capital.
-------------------------------------------------------------------------
Seeks to provide growth of capital.    A I M Advisors, Inc.

-------------------------------------------------------------------------
Seeks to provide growth of capital.    A I M Advisors, Inc.

-------------------------------------------------------------------------
Seeks to provide long-term growth of   A I M Advisors, Inc.
capital.
-------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


-------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-------------------------------------------------------------------------
Pursues long-term total return using a American Century Investment strategy that seeks to protect against Management, Inc.
U.S. inflation.
-------------------------------------------------------------------------
Seeks capital appreciation and,        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
-------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
       (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock Asset Management U.K.
                                       Limited)
-------------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
       (subadvised by BlackRock
                                       Investment Management, LLC)
-------------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
       (subadvised by BlackRock
                                       Investment Management, LLC)
-------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Advisors,
capital.                               LLC (subadvised by Marsico Capital
                Management, LLC)
-------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Advisors,
capital.                               LLC (subadvised by Marsico Capital
       Management, LLC)
-------------------------------------------------------------------------


                     Subaccount Investing In                     Investment Objective
                     ----------------------------------------------------------------------------
EATON VANCE          VT Floating-Rate Income Fund      To provide a high level of current
VARIABLE TRUST                                         income.
                     ----------------------------------------------------------------------------
                     VT Worldwide Health Sciences      Seeks long-term capital growth by
                     Fund                              investing in a worldwide and
                                                       diversified portfolio of health sciences
                                                       companies.
                     ----------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega                Seeks long-term capital growth.
ANNUITY TRUST        Fund -- Class 2
                     ----------------------------------------------------------------------------
FEDERATED            Federated High Income Bond        Seeks high current income by
INSURANCE SERIES     Fund II -- Service Shares         investing in lower-rated corporate debt
                                                       obligations, commonly referred to as
                                                       "junk bonds."
                     ----------------------------------------------------------------------------
                     Federated Kaufmann Fund II --     Seeks capital appreciation.
                     Service Shares


                     ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio -- Service Seeks income and capital growth
INSURANCE PRODUCTS   Class 2                           consistent with reasonable risk.
FUND










                     ----------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --    Seeks long-term capital appreciation.
                     Service Class 2

                     ----------------------------------------------------------------------------
                     VIP Dynamic Capital               Seeks capital appreciation.
                     Appreciation Portfolio -- Service
                     Class 2
                     ----------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --    Seeks reasonable income. The fund
                     Service Class 2                   will also consider the potential for
                                                       capital appreciation. The fund's goal is
                                                       to achieve a yield which exceeds the
                                                       composite yield on the securities
                                                       comprising the Standard & Poors
                                                       500/SM/ Index (S&P 500(R)).
                     ----------------------------------------------------------------------------
                     VIP Growth Portfolio --           Seeks to achieve capital appreciation.
                     Service Class 2

                     ----------------------------------------------------------------------------
                     VIP Growth & Income               Seeks high total return through a
                     Portfolio -- Service Class 2      combination of current income and
                                                       capital appreciation.
                     ----------------------------------------------------------------------------
                     VIP Investment Grade Bond         Seeks as high a level of current income
                     Portfolio --Service Class 2       as is consistent with the preservation of
                                                       capital.
                     ----------------------------------------------------------------------------
                     VIP Mid Cap Portfolio -- Service  Seeks long-term growth of capital.
                     Class 2

                     ----------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
-----------------------------------------------------------------------------
Seeks long-term capital growth.           Evergreen Investment Management
 Company, LLC
-----------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations, commonly referred to as
"junk bonds."
-----------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
         Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
-----------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                      Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIAA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIAA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
         FIJ)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poors
500/SM/ Index (S&P 500(R)).
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
-----------------------------------------------------------------------------
Seeks as high a level of current income   FMR (subadvised by FRAC, FIIA
as is consistent with the preservation of and FIIA(U.K.)L)
capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------

                                                                                                Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective                    as applicable)
                   ------------------------------------------------------------------------------------------------------------
                   VIP Value Strategies Portfolio -- Seeks capital appreciation.              FMR (subadvised by FMRC, FRAC,
                   Service Class 2                                                            FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                              FIJ)
                   ------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities        Seeks to maximize income while           Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares            maintaining prospects for capital
PRODUCTS TRUST                                       appreciation. The fund normally
                                                     invests in both equity and debt
                                                     securities. The fund seeks income by
                                                     investing in corporate, foreign and
                                                     U.S. Treasury bonds as well as stocks
                                                     with dividend yields the manager
                                                     believes are attractive.
                   ------------------------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --  Seeks capital appreciation, with         Franklin Mutual Advisers, LLC
                   Class 2 Shares                    income as a secondary goal. The fund
                                                     normally invests primarily in equity
                                                     securities of companies the manager
                                                     believes are undervalued. The fund
                                                     also invests, to a lesser extent in risk
                                                     arbitrage securities and distressed
                                                     companies.

                   ------------------------------------------------------------------------------------------------------------
                   Templeton Growth Securities       Seeks long-term capital growth. The      Templeton Global Advisors Limited
                   Fund -- Class 2 Shares            fund normally invests primarily in
                                                     equity securities of companies located
                                                     anywhere in the world, including those
                                                     in the U.S. and in emerging markets.
                   ------------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                       Seeks maximum income consistent          GE Asset Management Incorporated
FUNDS, INC.                                          with prudent investment management
                                                     and the preservation of capital.
                   ------------------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund               Seeks long-term growth of capital and    GE Asset Management Incorporated
                                                     future income.
                   ------------------------------------------------------------------------------------------------------------
                   Money Market Fund/1/              Seeks a high level of current income     GE Asset Management Incorporated
                                                     consistent with the preservation of
                                                     capital and maintenance of liquidity.
                   ------------------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund        Seeks long-term growth of capital and    GE Asset Management Incorporated
                                                     future income rather than current
                                                     income.
                   ------------------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund       Seeks maximum total return through       GE Asset Management Incorporated
                                                     current income and capital               (subadvised by Urdang Securities
                                                     appreciation.                            Management, Inc.)
                   ------------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/2/          Seeks growth of capital and              GE Asset Management Incorporated
                                                     accumulation of income that              (subadvised by SSgA Funds
                                                     corresponds to the investment return of  Management, Inc.)
                                                     S&P's 500 Composite Stock Index.

                   ------------------------------------------------------------------------------------------------------------


                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                                                                                                  Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                      Investment Objective                     as applicable)
                   --------------------------------------------------------------------------------------------------------------
                   Small-Cap Equity Fund              Seeks long-term growth of capital.        GE Asset Management Incorporated
                                                                                                (subadvised by Palisade Capital
                                                                                                Management, L.L.C.)
                   --------------------------------------------------------------------------------------------------------------
                   Total Return Fund -- Class 3       Seeks the highest total return,           GE Asset Management Incorporated
                   Shares                             composed of current income and
                                                      capital appreciation, as is consistent
                                                      with prudent investment risk.
                   --------------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund                   Seeks long-term growth of capital.        GE Asset Management Incorporated
                   --------------------------------------------------------------------------------------------------------------
                   Value Equity Fund                  Seeks long-term growth of capital and     GE Asset Management Incorporated
                                                      future income.
                   --------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service      Seeks long-term capital growth,           Janus Capital Management LLC
                   Shares                             consistent with preservation of capital
                                                      and balanced by current income.

                   --------------------------------------------------------------------------------------------------------------
                   Forty Portfolio -- Service Shares  A non-diversified portfolio/1/ that seeks Janus Capital Management LLC long-term growth of capital.
                   --------------------------------------------------------------------------------------------------------------
LEGG MASON         Legg Mason Partners Variable       Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
PARTNERS VARIABLE  Aggressive Growth Portfolio --                                               LLC (subadvised by ClearBridge
EQUITY TRUST/2/    Class II                                                                     Advisors, LLC)
                   --------------------------------------------------------------------------------------------------------------
                   Legg Mason Partners Variable       Seeks capital appreciation through        Legg Mason Partners Fund Advisor,
                   Fundamental Value Portfolio --     investments.                              LLC (subadvised by ClearBridge
                   Class I                                                                      Advisors, LLC)
                   --------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) Investors Growth Stock      The fund's investment objective is to     Massachusetts Financial Services
INSURANCE TRUST    Series -- Service Class Shares     seek capital appreciation. The fund's     Company
                                                      objective may be changed without
                                                      shareholder approval.
                   --------------------------------------------------------------------------------------------------------------
                   MFS(R) Investors Trust Series --   The fund's investment objective is to     Massachusetts Financial Services
                   Service Class Shares               seek capital appreciation. The fund's     Company
                                                      objective may be changed without
                                                      shareholder approval.
                   --------------------------------------------------------------------------------------------------------------
                   MFS(R) Total Return Series --      The fund's investment objective is to     Massachusetts Financial Services
                   Service Class Shares               seek total return. The fund's objective   Company
                                                      may be changed without shareholder
                                                      approval.
                   --------------------------------------------------------------------------------------------------------------
                   MFS(R) Utilities Series -- Service The fund's investment objective is to     Massachusetts Financial Services
                   Class Shares                       seek total return. The fund's objective   Company
                                                      may be changed without shareholder
                                                      approval.
                   --------------------------------------------------------------------------------------------------------------


                    /1/ A/  /non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                     /2  /Legg Mason executed a reorganization of its fund
                        operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio and Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                             Adviser (and Sub-Adviser(s),
                 Subaccount Investing In                     Investment Objective                   as applicable)
                 ---------------------------------------------------------------------------------------------------------
OPPENHEIMER      Oppenheimer Balanced Fund/        Seeks a high total investment return,     OppenheimerFunds, Inc.
VARIABLE ACCOUNT VA -- Service Shares              which includes current income and
FUNDS                                              capital appreciation in the value of its
                                                   shares.
                 ---------------------------------------------------------------------------------------------------------
                 Oppenheimer Capital               Seeks capital appreciation by investing   OppenheimerFunds, Inc.
                 Appreciation Fund/VA -- Service   in securities of well-known,
                 Shares                            established companies.
                 ---------------------------------------------------------------------------------------------------------
                 Oppenheimer Global Securities     Seeks long-term capital appreciation      OppenheimerFunds, Inc.
                 Fund/VA -- Service Shares         by investing a substantial portion of its
                                                   assets in securities of foreign issuers,
                                                   "growth type" companies, cyclical
                                                   industries and special situations that
                                                   are considered to have appreciation
                                                   possibilities.

                 ---------------------------------------------------------------------------------------------------------
                 Oppenheimer Main Street           Seeks high total return (which includes   OppenheimerFunds, Inc.
                 Fund/VA -- Service Shares         growth in the value of its shares as
                                                   well as current income) from equity
                                                   and debt securities.
                 ---------------------------------------------------------------------------------------------------------
                 Oppenheimer Main Street Small     Seeks capital appreciation.               OppenheimerFunds, Inc.
                 Cap Fund/VA -- Service Shares
                 ---------------------------------------------------------------------------------------------------------
                 Oppenheimer MidCap Fund/          Seeks capital appreciation by investing   OppenheimerFunds, Inc.
                 VA -- Service Shares              in "growth type" companies.

                 ---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE   All Asset Portfolio -- Advisor    Seeks maximum real return consistent      Pacific Investment Management
INSURANCE TRUST  Class Shares                      with preservation of real capital and     Company LLC
                                                   prudent investment management.

                 ---------------------------------------------------------------------------------------------------------
                 High Yield Portfolio --           Seeks maximum total return,               Pacific Investment
                 Administrative Class Shares       consistent with preservation of capital   Management Company LLC
                                                   and prudent investment management.
                                                   Invests at least 80% of its assets in a
                                                   diversified portfolio of high yield
                                                   securities ("junk bonds") rated below
                                                   investment grade but rated at least Caa
                                                   by Moody's or CCC by S&P, or, if
                                                   unrated, determined by PIMCO to be
                                                   of comparable quality, subject to a
                                                   maximum of 5% of its total assets in
                                                   securities rated Caa by Moody's or
                                                   CCC by S&P, or, if unrated,
                                                   determined by PIMCO to be of
                                                   comparable quality.

                 ---------------------------------------------------------------------------------------------------------
                 Long-Term U.S. Government         Seeks maximum total return,               Pacific Investment
                 Portfolio -- Administrative Class consistent with preservation of capital   Management Company LLC
                 Shares                            and prudent investment management.

                 ---------------------------------------------------------------------------------------------------------
                 Low Duration Portfolio --         Seeks maximum total return,               Pacific Investment
                 Administrative Class Shares       consistent with preservation of capital   Management Company LLC
                                                   and prudent investment management.

                 ---------------------------------------------------------------------------------------------------------
                 Total Return Portfolio --         Seeks maximum total return,               Pacific Investment
                 Administrative Class Shares       consistent with preservation of capital   Management Company LLC
                                                   and prudent investment management.

                 ---------------------------------------------------------------------------------------------------------

                                                                                                  Adviser (and Sub-Adviser(s),
                      Subaccount Investing In                    Investment Objective                    as applicable)
                      -----------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison Portfolio -- Class II    Seeks long-term growth of capital.     Prudential Investments LLC
FUND                                                                                           (subadvised by Jennison Associates
                                                                                               LLC)
                      -----------------------------------------------------------------------------------------------------------
                      Jennison 20/20 Focus Portfolio -- Seeks long-term growth of capital.     Prudential Investments LLC
                      Class II                                                                 (subadvised by Jennison Associates
                                                                                               LLC)
                      -----------------------------------------------------------------------------------------------------------
                      Natural Resources Portfolio --    Seeks long-term growth of capital.     Prudential Investments LLC
                      Class II                                                                 (subadvised by Jennison Associates
                                                                                               LLC)
                      -----------------------------------------------------------------------------------------------------------
THE UNIVERSAL         Equity and Income Portfolio --    Seeks both capital appreciation and    Morgan Stanley Investment
INSTITUTIONAL FUNDS,  Class II Shares                   current income.                        Management Inc.
INC.
                      -----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE       Comstock Portfolio -- Class II    Seeks capital growth and income        Van Kampen Asset Management
INVESTMENT TRUST      Shares                            through investments in equity
                                                        securities, including common stocks,
                                                        preferred stocks and securities
                                                        convertible into common and preferred
                                                        stocks.
                      -----------------------------------------------------------------------------------------------------------
XTF ADVISORS TRUST    ETF 60 Portfolio -- Class II      Seeks appreciation and preservation of XTF Advisors, L.P.
                      Shares                            capital with current income.
                      -----------------------------------------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2007:



                                                                                              Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                  Investment Objective                    as applicable)
                    ---------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS Legg Mason Partners Variable    Seeks total return and a combination of Legg Mason Partners Fund Advisor,
VARIABLE EQUITY     Capital and Income Portfolio -- income and long-term capital            LLC (subadvised by ClearBridge
TRUST/1/            Class II                        appreciation.                           Advisors, LLC and Western Asset
                                                                                            Management Company)
                    ---------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE     Strategic Growth Portfolio --   Seeks capital appreciation.             Van Kampen Asset Management
INVESTMENT TRUST    Class II Shares
                    ---------------------------------------------------------------------------------------------------------


                     /1 /Legg Mason executed a reorganization of its fund
                        operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio.


Not all of these Portfolios may be available in all states.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's board of directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the rights, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other Portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:
(i) the Portfolio's investment objective; (ii) the Portfolio's performance history; (iii) the Portfolio's holdings and the strategies the Portfolio uses to try and meet its objectives; and (iv) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history when compared to its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.


We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor. If we do, we may use such profit for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the Fund Portfolios. The amount received from certain Portfolios for the assets allocated to the Portfolios from our separate accounts during 2006 ranged from 0.10% to 0.25%. The Portfolios that pay a service fee to us are:


   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2


   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio --Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II


As noted above, an investment adviser or sub-adviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from our separate accounts during 2006 ranged from 0.05% to 0.40%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature, and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust and XTF Advisors Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of separate account assets invested in the particular Portfolio.


Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.


We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro rata basis to reduce the number of votes eligible to be cast.


Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Asset Management, Inc. ("GFAM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFAM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFAM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. Asset Allocation Model C can be elected as the

    Investment Strategy by contract owners that purchase one of the Guaranteed
     Minimum Withdrawal Benefit Rider Options or Payment Optimizer Plus.

  . Contract owners that do not purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Optimizer Plus may also elect to participate in the Asset Allocation Program. These contract owners may choose any one of the five available Asset Allocation Models. The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, GFAM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. On a periodic basis (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GFAM), the Asset Allocation Models are updated as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFAM's role as investment adviser for the Asset Allocation Program, you may review GFAM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFAM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFAM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models. In addition to these allocations, GFAM also conducts an optimization analysis to determine the appropriate further breakdown of asset classes for each Asset Allocation Model.

Next, after the asset class exposures are known for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. The Portfolios are selected by evaluating asset classes represented by each Portfolio and combining Portfolios to arrive at the desired asset class exposures. GFAM considers various factors in selecting the Portfolios for each Asset Allocation Model, including historical returns-based style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. In addition, GFAM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee for certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.


Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GFAM to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two-week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Optimizer Plus, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Optimizer Plus, you may change to a different Asset Allocation Model or reject the change.


If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFAM and GFAM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFAM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFAM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.


Selecting an Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Optimizer Plus.


If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Optimizer Plus and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Optimizer Plus, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFAM. The following paragraph provides some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Optimizer Plus, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.


You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFAM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.


Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports


If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.


Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFAM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFAM or its affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions. GFAM may, from time to time, recommend to a Fund's Board of Directors a change in the portfolio manager or strategy or the closure or merger of a Portfolio, all of which could impact a Model.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFAM's ultimate parent, or its affiliates. GFAM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFAM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFAM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. These models are available effective May 1, 2007. If you purchased your contract prior to May 1, 2007, and you are participating in a Model, you will remain in that Model as it was previously constituted until the earlier of August 17, 2007, or the Valuation Day we receive instructions from you to participate in the updated Model. On that day, we will reallocate your Contract Value in accordance with any changes to the Model you have selected. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      at accept a low to   to accept a          at accept a          at accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS



                                                                Portfolios                                   Model A Model B
-----------------------------------------------------------------------------------------------------------------------------
Equities
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                Van Kampen Life Investment Trust --
                               Comstock Portfolio -- Class II Shares                                            2%      3%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Equity-Income Portfolio -- Service Class 2                                   1%      3%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Blend                The Prudential Series Fund --
                               Jennison 20/20 Focus Portfolio -- Class II                                       1%      3%
                               ----------------------------------------------------------------------------------------------
                               GE Investments Funds, Inc. -- S&P 500(R) Index Fund                              1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth               Janus Aspen Series -- Forty Portfolio -- Service Shares                          1%      3%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Contrafund(R) Portfolio -- Service Class 2                                   2%      4%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                  GE Investments Funds, Inc. -- Mid-Cap Equity Fund                                1%      1%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                 Fidelity(R) Variable Insurance Products Fund --
                               VIP Mid Cap Portfolio -- Service Class 2                                         1%      1%
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                 Oppenheimer Variable Account Funds --
                               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      1%      2%
-----------------------------------------------------------------------------------------------------------------------------
International Value            AllianceBernstein Variable Products Series Fund, Inc. --
                               AllianceBernstein International Value Portfolio -- Class B                       5%     10%
-----------------------------------------------------------------------------------------------------------------------------
International Growth           Columbia Funds Variable Insurance Trust I --
                               Columbia Marsico International Opportunities Fund, Variable Series -- Class B    2%      4%
                               ----------------------------------------------------------------------------------------------
                               AIM Variable Insurance Funds --
                               AIM V.I. International Growth Fund -- Series II shares                           2%      4%
-----------------------------------------------------------------------------------------------------------------------------
Specialty -- Natural Resources The Prudential Series Fund -- Natural Resources Portfolio -- Class II            0%      0%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                           20%     40%
-----------------------------------------------------------------------------------------------------------------------------
    Fixed Income
-----------------------------------------------------------------------------------------------------------------------------
Short Term Bonds               PIMCO Variable Insurance Trust --
                               Low Duration Portfolio -- Administrative Class Shares                           48%     36%
-----------------------------------------------------------------------------------------------------------------------------
Long Term Government Bonds     PIMCO Variable Insurance Trust --
                               Long-Term U.S. Government Portfolio -- Administrative Class Shares               8%      6%
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds        PIMCO Variable Insurance Trust --
                               Total Return Portfolio -- Administrative Class Shares                            8%      6%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Investment Grade Bond Portfolio -- Service Class 2                           8%      6%
-----------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income      Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                       8%      6%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                       80%     60%
-----------------------------------------------------------------------------------------------------------------------------


                                 Portfolios                                   Model C Model D Model E
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust --
Comstock Portfolio -- Class II Shares                                            5%      6%      8%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Equity-Income Portfolio -- Service Class 2                                   4%      6%      7%
-----------------------------------------------------------------------------------------------------
The Prudential Series Fund --
Jennison 20/20 Focus Portfolio -- Class II                                       4%      5%      6%
-----------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- S&P 500(R) Index Fund                              3%      5%      6%
-----------------------------------------------------------------------------------------------------
Janus Aspen Series -- Forty Portfolio -- Service Shares                          5%      7%      8%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Contrafund(R) Portfolio -- Service Class 2                                   5%      7%      9%
-----------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- Mid-Cap Equity Fund                                2%      2%      3%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Mid Cap Portfolio -- Service Class 2                                         2%      2%      3%
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds --
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      3%      4%      5%
-----------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc. --
AllianceBernstein International Value Portfolio -- Class B                      14%     18%     23%
-----------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I --
Columbia Marsico International Opportunities Fund, Variable Series -- Class B    6%      8%     10%
-----------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds --
AIM V.I. International Growth Fund -- Series II shares                           6%      8%     10%
-----------------------------------------------------------------------------------------------------
The Prudential Series Fund -- Natural Resources Portfolio -- Class II            1%      2%      2%
-----------------------------------------------------------------------------------------------------

                                                                                60%     80%    100%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Low Duration Portfolio -- Administrative Class Shares                           24%     12%      0%
-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Long-Term U.S. Government Portfolio -- Administrative Class Shares               4%      2%      0%
-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Total Return Portfolio -- Administrative Class Shares                            4%      2%      0%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Investment Grade Bond Portfolio -- Service Class 2                           4%      2%      0%
-----------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                       4%      2%      0%
-----------------------------------------------------------------------------------------------------

                                                                                40%     20%      0%
-----------------------------------------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states.

You may allocate some or all of your purchase payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision.


Generally, you may allocate your premium payments and/or transfer assets to the Guarantee Account. We may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus. The Guarantee Account is not available to contract owners who have elected Lifetime Income Plus, Lifetime Income Plus 2007 or Payment Optimizer Plus for as long as the rider is in effect.


Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us; general economic trends; and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our

Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS


We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.


All of the charges described in this section apply to assets allocated to the Separate Account. All assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Joint Annuitant charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual lifespan of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all the sales and distribution expenses we actually incur. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on total surrenders and partial withdrawals of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time (and, if Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time).

The surrender charge is as follows:

                     Surrender Charge
                    as a Percentage of
Number of Completed  the Surrendered
  Years Since We       or Withdrawn
   Received the          Purchase
 Purchase Payment        Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
     7 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2, or Optional Payment Plan 3 (for a period of 5 or more years); or

  .  if a waiver of surrender charge provision applies.

You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. A surrender charge is not assessed on any amounts representing gain. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.) The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Joint Life and Survivor Income) or Optional Payment Plan 3 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more. In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of Payment Optimizer Plus. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness (provided the illness was diagnosed at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waiver is set forth in your contract.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.15% of your daily net assets of the Separate Account. The charge consists of a mortality and expense risk charge at an effective annual rate of 1.00% and an administrative expense charge at an effective annual rate of 0.15%. If the contract is a Joint Annuitant contract, we assess an additional Joint Annuitant charge at an effective annual rate of 0.20% against the daily net asset value of the Separate Account. We will also assess the applicable charge for any optional benefit you may elect, as described below. The deductions from the Separate Account are reflected in your Contract Value.

Charges for the Living Benefit Rider Options

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted daily from the Separate Account at an annual rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus or Lifetime Income Plus 2007. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect Guaranteed Withdrawal Advantage, Lifetime Income Plus or Lifetime Income Plus 2007, you must do so at the time of application.

Guaranteed Withdrawal Advantage

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Lifetime Income Plus


We assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. For purposes of this rider, once a contract is a Joint Annuitant contract, and the higher rider charge is applied, the higher rider charge will continue while the rider is in effect, even if the contract becomes a single Annuitant contract. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and charged on the contract.


The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus may not be available in all states. We reserve the right to discontinue offering Lifetime Income Plus at any time and for any reason.

Lifetime Income Plus 2007


We charge you for expenses related to Lifetime Income Plus 2007, if you elect this rider at the time of application. This charge is deducted daily from the Separate Account currently at an annual rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. For purposes of this rider, once a contract is a Joint Annuitant contract, and the higher rider charge is applied, the higher rider charge will continue while the rider is in effect, even if the contract becomes a single Annuitant contract. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and charged on the contract.


The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2007 at any time and for any reason.

Charge for Payment Optimizer Plus


We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. For purposes of this rider, once a contract is a Joint Annuitant contract, and the higher rider charge is applied, the higher rider charge will continue while the rider is in effect, even if the contract becomes a single Annuitant contract. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and charged on the contract.


The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchase Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Charges for the Death Benefit Rider Options

Charge for the Annual Step-up Death Benefit Rider

We charge you for expenses related to the Annual Step-Up Death Benefit Rider if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider may not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider

We charge you for expenses related to the 5% Rollup Death Benefit Rider if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider is 0.30% of your Contract Value at the time of the deduction.

Charge for the Earnings Protector Death Benefit Rider

We charge you for expenses related to the Earnings Protector Death Benefit Rider if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider is 0.70% of your Contract Value at the time of the deduction.

Other Charges

Annual Contract Maintenance Charge

We will deduct an annual contract maintenance charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $40,000 or more.

We will allocate the annual contract maintenance charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Tax

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The premium tax generally depends upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer after the twelfth transfer in a calendar year. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible purchase payment variable deferred annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.


To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.


This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract.

Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges that would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for
Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.


Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. You may name a joint owner for a Non-Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each owner may exercise any ownership rights on behalf of the other, except ownership changes. In addition, when the joint owner is not the owner's spouse, consent must be obtained from both owners when exercising rights under the contract.


Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner, subject to the death benefit provisions in the contract and any death benefit provisions in an applicable living benefit rider option.


You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;


  .  your Optional Payment Plan;


  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Home Office, provided you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your payment plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant(s) life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so. Any new owner approved by us is subject to the terms and conditions of the contract. Any new owner must be acceptable to us.

Neither the Annuitant nor the Joint Annuitant can be changed.


We must receive your request for a change at our Home Office and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled Income Start Date or your Optional Payment Plan. In addition, withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. You may not, however, change the Optional Payment Plan once elected at the time of application.


Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. However, an assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund as of the Valuation Day the assignment is received. (If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.)

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.


Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.


Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.


Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.


Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $10,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $250 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation Units and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts and the Guarantee Account at any one time. The Guarantee Account may not be available in all states. The percentage of any purchase payment that you can put into any one Subaccount or interest rate guarantee period must equal a whole percentage and cannot be less than $100. In addition, currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.


If you have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s); allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. If you have elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments --Payment Optimizer Plus" provisions of the prospectus.


Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit.

However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.


You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.


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




Valuation of Accumulation Units

Partial withdrawals, surrender and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.


The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges, administrative expense charges, and any optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.


The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all states. We may also limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse

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allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts


All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.


Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30-day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short- term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or


   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.


In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and

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



the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

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




We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30-day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.


As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.


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




Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, effective April 16, 2007, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.


Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application; or

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

  . when the assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new interest rate guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

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We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Dollar Cost Averaging is not available if you have elected the Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. Dollar Cost Averaging also is not available if you are participating in the Asset Allocation Program.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Portfolio Rebalancing Program


Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.


Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, the interest sweep transfer will be processed first.

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We may limit the amount you may transfer from the Guarantee Account to the
Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.


You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. This program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to partially withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $5,000. If your partial withdrawal request would reduce your Contract Value to less than $5,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) your Contract Value (after deduction of any charges for the optional rider(s), if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.


We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.


If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro rata basis in proportion to your assets allocated to the Separate Account. If you elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value.

When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

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Please remember that a partial withdrawal (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) may reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.

Partial withdrawals may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program


The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or from our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by canceling Accumulation Units on a pro rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Subaccounts are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.


After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

   (1) you may request only one such change in a calendar quarter; and

   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $5,000. If a Systematic Withdrawal would cause the Contract Value to be less than $5,000, then we will not process that Systematic Withdrawal transaction. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options, partial withdrawals and withdrawals under a Systematic Withdrawal program may also reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit Rider Options

We currently offer two Guaranteed Minimum Withdrawal Benefit Rider Options under this prospectus: Lifetime Income Plus and Lifetime Income Plus 2007. The third Guaranteed Minimum Withdrawal Benefit Rider, Guaranteed Withdrawal Advantage, is no longer available for contracts issued on or after May 1, 2007. The Guaranteed Minimum Withdrawal Benefit Rider Options provide for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

Lifetime Income Plus 2007

Lifetime Income Plus 2007 may not be available in all states. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect the rider, you must do so at the time of application. Lifetime Income Plus 2007 may be elected with the Annual Step-Up Death Benefit Rider but not with any of the other death benefit rider options.

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in a Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior Contract Anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.


The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.


Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base, Rider Death Benefit or Roll-Up Value, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus 2007, because it is less likely that your Contract Value will be less than the Withdrawal Base or Roll-Up Value. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and
(iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.



Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.


You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restore will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:


   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);


   (b) the Investment Strategy is violated;


   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or


   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.


You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.


Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

When the Rider is Effective

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.


At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than the payments made under this rider.


Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;


   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.


                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    63          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813         8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,093        100,000     140,000      58,000
    75            38,093         8,400         28,907        100,000     140,000      49,600
    76            28,907         8,400         19,903        100,000     140,000      41,200
    77            19,903         8,400         11,080        100,000     140,000      32,800
    78            11,080         8,400          2,434        100,000     140,000      24,400
    79             2,434         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;


   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.


                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    78          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237         8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,738        100,000     125,000      47,500
    88            31,738         8,750         22,329        100,000     125,000      38,750
    89            22,329         8,750         13,107        100,000     125,000      30,000
    90            13,107         8,750          4,070        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

Lifetime Income Plus may not be available in all states. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect the rider, you must do so at the time of application. Lifetime Income Plus may be elected with the Annual Step-Up Death Benefit Rider but not with any of the other death benefit rider options.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in a Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.


Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.


You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset.   For contracts issued on or after November 6, 2006. If all of the
Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               Restore Provision               Reset Provision
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal        age Withdrawal Factor.
         Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;


   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;


   (c) income payments begin via annuitization;


   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or


   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and
(iii) if your contract restricts resets to a frequency of three years, you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.


You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.


Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value becomes zero, your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.


Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.


Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

When the Rider is Effective

If available, Lifetime Income Plus must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.


At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.


Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue.

The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home

Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $5,000        $93,000       $100,000     $95,000
   66        93,000         5,000         86,140        100,000      90,000
   67        86,140         5,000         79,417        100,000      85,000
   68        79,417         5,000         72,829        100,000      80,000
   69        72,829         5,000         66,372        100,000      75,000
   70        66,372         5,000         60,045        100,000      70,000
   71        60,045         5,000         53,844        100,000      65,000
   72        53,844         5,000         47,767        100,000      60,000
   73        47,767         5,000         41,812        100,000      55,000
   74        41,812         5,000         35,975        100,000      50,000
   75        35,975         5,000         30,256        100,000      45,000
   76        30,256         5,000         24,651        100,000      40,000
   77        24,651         5,000         19,158        100,000      35,000
   78        19,158         5,000         13,775        100,000      30,000
   79        13,775         5,000          8,499        100,000      25,000
   80         8,499         5,000          3,329        100,000      20,000
   81         3,329         5,000             --        100,000      15,000
   82            --         5,000             --        100,000      10,000
   83            --         5,000             --        100,000       5,000
   84            --         5,000             --        100,000          --
   85            --         5,000             --        100,000          --
   86            --         5,000             --        100,000          --
   87            --         5,000             --        100,000          --
   88            --         5,000             --        100,000          --
   89            --         5,000             --        100,000          --
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;


   (7) the owner resets the Withdrawal Base on every third contract anniversary; and


   (8) the owner dies upon reaching age 90.

                      Withdrawals                     Withdrawal     Rider Death
    Contract Value -    Taken -   Contract Value -      Base -        Benefit -
Age Beginning of Year End of Year   End of Year    Beginning of Year End of Year
--------------------------------------------------------------------------------
65      $100,000        $ 5,000       $103,000         $100,000        $95,000
66       103,000          5,150        106,090          100,000         89,850
67       106,090          5,305        109,273          100,000         84,546
68       109,273          5,464        112,551          109,273         79,082
69       112,551          5,628        115,927          109,273         73,454
70       115,927          5,796        119,405          109,273         67,658
71       119,405          5,970        122,987          119,405         61,688
72       122,987          6,149        126,677          119,405         55,538
73       126,677          6,334        130,477          119,405         49,204
74       130,477          6,524        134,392          130,477         42,681
75       134,392          6,720        138,423          130,477         35,961
76       138,423          6,921        142,576          130,477         29,040
77       142,576          7,129        146,853          142,576         21,911
78       146,853          7,343        151,259          142,576         14,568
79       151,259          7,563        155,797          142,576          7,005
80       155,797          7,790        160,471          155,797              0
81       160,471          8,024        165,285          155,797              0
82       165,285          8,264        170,243          155,797              0
83       170,243          8,512        175,351          170,243              0
84       175,351          8,768        180,611          170,243              0
85       180,611          9,031        186,029          170,243              0
86       186,029          9,301        191,610          186,029              0
87       191,610          9,581        197,359          186,029              0
88       197,359          9,868        203,279          186,029              0
89       203,279         10,164        209,378          203,279              0
--------------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base every third contract anniversary;
       and

   (8) the owner dies upon reaching age 90.

                                                   Withdrawal
                      Withdrawals                   Limit -   Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Before     Base -     Benefit -
Age Beginning of Year End of Year   End of Year    Withdrawal End of Year End of Year
-------------------------------------------------------------------------------------
65      $100,000        $7,000        $101,000       $5,000    $ 93,000     $93,000
66       101,000         7,000         102,080        5,050      86,000      86,000
67       102,080         7,000         103,246        5,104      79,000      79,000
68       103,246         7,000         104,506        5,162      96,246      72,000
69       104,506         7,000         105,867        5,225      89,246      65,000
70       105,867         7,000         107,336        5,293      82,246      58,000
71       107,336         7,000         108,923        5,367     100,336      51,000
72       108,923         7,000         110,637        5,446      93,336      44,000
73       110,637         7,000         112,488        5,532      86,336      37,000
74       112,488         7,000         114,487        5,624     105,488      30,000
75       114,487         7,000         116,645        5,724      98,488      23,000
76       116,645         7,000         118,977        5,832      91,488      16,000
77       118,977         7,000         121,495        5,949     111,977       9,000
78       121,495         7,000         124,215        6,075     104,977       2,000
79       124,215         7,000         127,152        6,211      97,977           0
80       127,152         7,000         130,324        6,358     120,152           0
81       130,324         7,000         133,750        6,516     113,152           0
82       133,750         7,000         137,450        6,688     106,152           0
83       137,450         7,000         141,446        6,873     130,450           0
84       141,446         7,000         145,762        7,072     130,450           0
85       145,762         7,000         150,423        7,288     130,450           0
86       150,423         7,000         155,457        7,521     150,423           0
87       155,457         7,000         160,893        7,773     150,423           0
88       160,893         7,000         166,765        8,045     150,423           0
89       166,765         7,000         173,106        8,338     166,765           0
-------------------------------------------------------------------------------------

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Guaranteed Withdrawal Advantage provides a guaranteed return of purchase payments through a series of withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in a Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.

Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional purchase payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.


Subsequent Purchase Payments. Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust protected amounts and remaining amounts for any additional purchase payments. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Guaranteed Withdrawal Advantage that would be associated with such additional purchase payments. For example, since your protected amount and remaining amount would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Guaranteed Withdrawal Advantage, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.


Reset. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawals.

Reduction in Contract Value. Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greater of the remaining amount or Contract Value in a lump sum.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until you have received the greater of the remaining amount or Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.

Considerations. While the rider is designed to provide the return of purchase payments, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

When the Rider is Effective

If available, Guaranteed Withdrawal Advantage must be elected at application. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Guaranteed Withdrawal Advantage works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                      Withdrawals
    Contract Value -    Taken -   Contract Value -   Protected    Remaining
    Beginning of Year End of Year   End of Year       Amount       Amount
    -----------------------------------------------------------------------
        $100,000        $7,000        $91,000            $100,000 $ 93,000
         91,000          7,000         82,180                       86,000
         82,180          7,000         73,536                       79,000
         73,536          7,000         65,066                       72,000
         65,066          7,000         56,764                       65,000
         56,764          7,000         48,629                       58,000
         48,629          7,000         40,656                       51,000
         40,656          7,000         32,843                       44,000
         32,843          7,000         25,186                       37,000
         25,186          7,000         17,683                       30,000
         17,683          7,000         10,329                       23,000
         10,329          7,000             --                       16,000
             --          7,000             --                        9,000
             --          7,000             --                        2,000
             --          2,000             --                           --
                                                   Total Received $100,000
    -----------------------------------------------------------------------

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                      Withdrawals
    Contract Value -    Taken -   Contract Value -   Protected    Remaining
    Beginning of Year End of Year   End of Year       Amount       Amount
    -----------------------------------------------------------------------
       $100,000              --       $98,000            $100,000 $100,000
         98,000              --        96,040                      100,000
         96,040              --        94,119                      100,000
         94,119              --        92,237                      100,000
         92,237              --        90,392                      100,000
         90,392         $10,000        78,584                       90,000
         78,584          10,000        67,013                       80,000
         67,013          10,000        55,672                       70,000
         55,672          10,000        44,559                       60,000
         44,559          10,000        33,668                       50,000
         33,668          10,000        22,994                       40,000
         22,994          10,000        12,534                       30,000
         12,534          10,000            --                       20,000
             --          10,000            --                       10,000
             --          10,000            --                           --
                                                   Total Received $100,000
    -----------------------------------------------------------------------

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options

In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


The current Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.


On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision for the applicable Guaranteed Minimum Withdrawal Benefit Rider Option.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced

       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund --Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio --Service Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;


       Oppenheimer Variable Account Funds --Oppenheimer Balanced Fund/VA -- Service Shares;


       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; and/or

       XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares;
       OR


   (2) owners may allocate assets to Asset Allocation Model C.

Legg Mason executed a reorganization of its fund operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return
Portfolio -- Class II merged into

Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II. This Portfolio is no longer available as a Designated Subaccount for contracts issued on or after May 1, 2007. In addition, this Portfolio is not available as a Designated Subaccount if you reset your benefit on or after May 1, 2007.

If you purchased your contract prior to May 1, 2007, and the Portfolio was part of your Investment Strategy as a Designated Subaccount, you may still allocate assets to the Portfolio. If, however, you reset your benefit on or after May 1, 2007, the Portfolio will no longer be available as a Designated Subaccount.


THE DEATH BENEFIT

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, federal tax law requires that distributions be made under this contract. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.


If any owner or joint owner who is not also an Annuitant or Joint Annuitant dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.


The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider;

   (3) the 5% Rollup Death Benefit Rider;

   (4) the Earnings Protector Death Benefit Rider; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus or Lifetime Income Plus 2007 at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus or Lifetime Income Plus 2007. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death benefit rider may not be purchased with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals (including any applicable surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.


Annual Step-Up Death Benefit Rider

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:


  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:


The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:


   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:


The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:


   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium taxes assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider may not be available in all states. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider.

5% Rollup Death Benefit Rider

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider described below.

The 5% Rollup Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus purchase payments made during the current Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

Partial withdrawals each contract year, up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year, the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.


Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.


You may only elect the 5% Rollup Death Benefit Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.


The 5% Rollup Death Benefit Rider may not be available in all states. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.


Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider.

Earnings Protector Death Benefit Rider

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings, which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable) are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings, which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid, as adjusted for partial withdrawals (including any withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable) are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals are taken first from gain and then from purchase payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

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   (b) is the total of any partial withdrawals, excluding any surrender charges;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

You may only elect the Earnings Protector Death Benefit Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider may not be available in all states. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information. Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider. These include:

  . The Earnings Protector Death Benefit Rider does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  . Once you elect the Earnings Protector Death Benefit Rider, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider, as well as the other aspects of the contracts.


The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider


The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider plus the Earnings Protector Death Benefit Rider. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider described above; and

  .  the 5% Rollup Death Benefit Rider described above; plus

  .  the Earnings Protector Death Benefit Rider described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be available in all states. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Termination of Death Benefit Rider Options When Contract Assigned or Sold

Your death benefit rider options will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant if any owner is a non-natural entity;

all members of the class first listed below having a member alive or in existence on the date of that death will become the designated beneficiary:

   (1) the owner or joint owner;

   (2) the primary beneficiary;

   (3) the contingent beneficiary; or

   (4) the owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For

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purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

Any proceeds will be paid in equal shares to one or more designated beneficiaries in accordance with the contract unless otherwise specified by the owner. The distribution rules will be applied as if each designated beneficiary's portion were a separate contract. If a designated beneficiary dies prior to filing a death claim, death proceeds will be paid to that designated beneficiary's estate.

Payment Choices: The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made, the default payment choice described below will apply):

   (1) apply the proceeds to provide income under Optional Payment Plan 1, Life Income with Period Certain, as described in the "Optional Payment Plans" section of this prospectus. The first income payment must be made no later than one year after the date of death. The period certain must not exceed the designated beneficiary's life expectancy, as determined by the Internal Revenue Service. The designated beneficiary becomes the Owner and Annuitant under the "Optional Payment Plans" provision;

   (2) receive the proceeds in one lump sum payment;

   (3) receive the proceeds over a period of five years following the date of death. We will set the Contract Value to be equal to the death proceeds as of the first Valuation Day that we have received due proof of death. At any time during the five-year period following the date of death, a partial or full distribution may be taken from the contract. The Contract Value as of the date of the distribution request will be the amount payable. We will pay, in one payment, any Contract Value remaining at the earlier of the end of the five-year period or at the death of the designated beneficiary;

   (4) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision below.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will default to payment choice 3 (proceeds paid within five years of death).

Distribution Rules


When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules do not apply to Qualified Contracts and may not apply to contracts held by certain entities. Contracts that are not subject to these rules may be subject to other distribution rules, however. See the "Tax Matters" provision of this prospectus. If the sole designated beneficiary is the spouse of the deceased owner, the spouse may continue the contract as the new owner. If the deceased owner was also an Annuitant or Joint Annuitant, the spouse will automatically become the new sole Annuitant replacing any other Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. At the death of the surviving spouse, this spousal continuation provision may not be used again (for example, in the case where the surviving spouse remarries). If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.


If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed in accordance with payment choice 1, 2, or 3.

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When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.


INCOME PAYMENTS

Income Payments and the Annuity Commencement Date


The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. If Guaranteed Income Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" provision in this section. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.


The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; (ii) if Lifetime Income Plus or Lifetime Income Plus 2007 applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if the Payment Optimizer Plus applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will make monthly income payments to the owner beginning on the Annuity Commencement Date provided an Annuitant is still living. Unless you have elected Payment Optimizer Plus, and subject to the provisions discussed above, we will make the monthly income payment in the form of a Life Income with a 10 Year Period Certain plan or a Joint Life and Survivor Income with a 10 Year Period Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant(s) instead of the payee, unless you make another election as described below. If you elected Payment Optimizer Plus, we will make monthly income payments over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract in a lump sum on the date immediately preceding the Annuity Commencement Date, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with a 10 Year Period Certain plan if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Income with a 10 Year Period

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Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10-year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.


The contract also provides optional forms of income payments ("Optimal Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 2 also are available on a variable basis.


If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.


If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.


The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.


We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under all available payment plans, if any payment that is made more frequently than annually is, would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.


The amount of your income payments will depend on four things:

   (1) your Surrender Value on the Valuation Day immediately preceding the Annuity Commencement Date;

   (2) the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

   (3) the specific payment plan you choose; and

   (4) if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans


The following Optional Payment Plans are available under the contract unless you have fully annuitized under Guaranteed Income Advantage or Payment Optimizer Plus:


   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the

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   discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 5 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus or Lifetime Income Plus 2007 has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 5 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 3 (Income for a Fixed Period), Optional Payment Plan 4 (Income of a Definite Amount) and Optional Payment Plan 5 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received in good order for Optional Payment Plan 3, Optional Payment Plan 4 or Optional Payment Plan 5, the payment will generally be made within seven days; however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.


On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit on the monthly anniversary of the Annuity Commencement Date.


Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

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The assumed interest rate factor in (b) above is the daily equivalent of dividing (i) one by (ii) one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.


If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

Transfers after the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect Payment Optimizer Plus, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Guaranteed Income Advantage

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, scheduled transfers may be made in advance of their due date. In other words, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement Date. Scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a pro rata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s).

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There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement Date. Except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. After such withdrawal or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS
Subaccount(s). These deductions will be taken on a pro rata basis. Then, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.


Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.


Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.


On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.


Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

Initial Income Payment. The initial annual income amount under any applicable payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

Subsequent Income Payments. Subsequent income payments are determined by Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

The number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date. For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. --Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a pro rata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a pro rata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date. If any Annuitant dies on the Income Start Date, the death benefit is reduced pro rata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. --Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a pro rata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a pro rata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a pro rata basis from all Subaccounts, excluding the GIS Subaccount(s). Any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. Except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

This rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

Examples

The following examples show how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with a 10 Year Period Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      Value of                           Value of              Value of  Guaranteed
     Subaccounts            Value of       GIS                   GIS      Minimum
         at      Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
      Beginning  Transfers  at End of  at Beginning Transfers at End of   Payment
Year   of Year     Made       Year       of Year      Made       Year     Accrued
-----------------------------------------------------------------------------------
  1    $96,000    $9,600     $90,778     $      0    $9,600    $  9,849    $  956
  2     90,778     9,600      85,303        9,849     9,600      20,173     1,913
  3     85,303     9,600      79,565       20,173     9,600      30,995     2,869
  4     79,565     9,600      73,551       30,995     9,600      42,339     3,825
  5     73,551     9,600      67,247       42,339     9,600      54,230     4,781
  6     67,247     9,600      60,639       54,230     9,600      66,695     5,738
  7     60,639     9,600      53,712       66,695     9,600      79,761     6,694
  8     53,712     9,600      46,452       79,761     9,600      93,457     7,650
  9     46,452     9,600      38,841       93,457     9,600     107,814     8,606
 10     38,841     9,600      30,864      107,814     9,600     122,863     9,563
-----------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $ 9,436     $9,563   $ 9,563     $127
 12     9,557      9,563     9,563      132
 13     9,679      9,563     9,563       16
 14     9,803      9,563     9,787        0
 15     9,928      9,563     9,928        0
 16    10,055      9,563    10,055        0
 17    10,184      9,563    10,184        0
 18    10,314      9,563    10,314        0
 19    10,446      9,563    10,446        0
 20    10,579      9,563    10,579        0
----------------------------------------------

This next example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with a 10 Year Period Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      Value of                                                  Value of  Guaranteed
     Subaccounts            Value of   Value of GIS               GIS      Minimum
         at      Scheduled Subaccounts Subaccount at Scheduled Subaccount   Annual
      Beginning  Transfers  at End of    Beginning   Transfers at End of   Payment
Year   of Year     Made       Year        of Year      Made       Year     Accrued
------------------------------------------------------------------------------------
  1    $96,000    $96,000      $0        $      0     $96,000   $100,630    $9,563
  2          0          0       0         100,630           0    105,484     9,563
  3          0          0       0         105,484           0    110,572     9,563
  4          0          0       0         110,572           0    115,905     9,563
  5          0          0       0         115,905           0    121,495     9,563
  6          0          0       0         121,495           0    127,355     9,563
  7          0          0       0         127,355           0    133,498     9,563
  8          0          0       0         133,498           0    139,937     9,563
  9          0          0       0         139,937           0    146,687     9,563
 10          0          0       0         146,687           0    153,762     9,563
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $11,809     $9,563   $11,809      $0
 12    11,960      9,563    11,960       0
 13    12,113      9,563    12,113       0
 14    12,268      9,563    12,268       0
 15    12,425      9,563    12,425       0
 16    12,584      9,563    12,584       0
 17    12,745      9,563    12,745       0
 18    12,908      9,563    12,908       0
 19    13,073      9,563    13,073       0
 20    13,240      9,563    13,240       0
----------------------------------------------

Tax Treatment of
Guaranteed Income
Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if you have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.

Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular segment or the purchase payments that may be considered to have been allocated to that segment.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in you gross income.

Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision below.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

This rider may not be available in all states. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The current Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the

Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.


On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio --Service Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;


       Oppenheimer Variable Account Funds --Oppenheimer Balanced
       Fund/VA -- Service Shares;


       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; and/or

       XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares;

       OR


   (2) owners may allocate assets to Asset Allocation Model C.


Legg Mason executed a reorganization of its fund operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return
Portfolio -- Class II merged into Legg Mason Partners Variable Equity
Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II. This Portfolio is no longer available as a Designated Subaccount for contracts issued on or after May 1, 2007. In addition, this Portfolio is not available as a Designated Subaccount if you reset your benefit on or after May 1, 2007.

If you purchased your contract prior to May 1, 2007, and the Portfolio was part of your Investment Strategy as a Designated Subaccount, you may still allocate assets to the Portfolio. If, however, you reset your benefit on or after May 1, 2007, the Portfolio will no longer be available as a Designated Subaccount.


If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.


Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.



If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.


We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base

If all of the Annuitants are ages 50 through 85, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should

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carefully consider when to start taking income payments if you elected Payment
Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.


Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;


   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;


   (c) income payments begin via annuitization;


   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or


   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income

The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date; and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

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The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.


For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.


Monthly Age Adjustment. The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income. Subsequent annual income amounts are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of
(a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

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




For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Commutation Value. The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii) minus (iii), where:

      (i) is the income base less any premium tax;

     (ii) is the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) minus (iii) plus (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base. On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units. On the Valuation Day prior to the Annuity Commencement Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers. When we perform Subaccount transfers after the Annuity Commencement Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units. The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value. If you elect to terminate your contract and the rider and receive the

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



commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is calculated is based on either (a) income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and
(b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

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



Examples

The following examples show how the rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                             Additional
                                                               Death
                 Annual Level  Guaranteed                     Proceeds
         Annuity Income Income  Payment   Monthly Adjustment (Beginning
          Year   Amount Amount   Floor    Income   Account    of Year)
         --------------------------------------------------------------
            1    $6,517  $543     $583     $583      $ 40     $100,000
            2     6,266   522      583      583       101       93,000
            3     6,025   502      583      583       183       86,000
            4     5,794   483      583      583       283       79,000
            5     5,571   464      583      583       402       72,000
         --------------------------------------------------------------


The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

This next example assumes that:


      (1) the owner purchases the contract for $100,000;

      (2) the owner makes no additional purchase payments or withdrawals;

      (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;


      (4) the contract earns a net return of 8%;


      (5) the benefit base is reset on each contract anniversary;


      (6) the Contract Value at the end of the first contract year is $108,000;

      (7) the Annuity Commencement Date is the first contract anniversary;

      (8) the guaranteed payment floor percentage is 7%; and


      (9) there is no premium tax.

                                                 Income
                                               Base, Less
                                               Commutation
                                   Adjustment    Charge,
                Annual Commutation Account -  Less Monthly  Commutation
        Annuity Income   Base -      End of   Income Paid -   Value -
         Year   Amount End of Year    Year     End of Year  End of Year
        ---------------------------------------------------------------
           1    $6,806  $109,289     $  754      $95,194      $95,194
           2     7,068   110,399      1,246       88,126       88,126
           3     7,340   111,304      1,466       80,786       80,786
           4     7,622   111,977      1,404       74,164       74,164
           5     7,915   112,386      1,049       67,249       67,249
           6     8,220   112,500        389       60,029       60,029
           7     8,536   112,281          0       54,493       54,493

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000-$6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($108,000 - 6% x $100,000-$6,806 = $95,194) and (ii) the commutation base less the commutation charge, less the value of the adjustment account ($109,289 - 6% x $100,000-$754 = $102,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289-$7,068) x 1.08 = $110,399). Beginning in annuity year 7 (contract year 8), the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 7 is $54,493, which is equal to the lesser of (i) the income base less monthly income paid ($108,000-$53,507 = $54,493) and (ii) the commutation base less the value of the adjustment account ($112,281-$0 = $112,281).

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a
Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner pays current tax on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the non-natural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of contract values. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.


Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.


A total surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a total surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.


Any withdrawals taken pursuant to Lifetime Income Plus or Lifetime Income Plus 2007 are subject to tax as partial withdrawals.

Any monthly income payments or other distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage are also subject to tax as partial withdrawals.


Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration --to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.


Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to Lifetime Income Plus or Lifetime Income Plus 2007 and any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.


Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 5), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 4 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:


  . The death benefit is taxed in the same manner as an income payment if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.


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Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of the owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional partial withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax described above.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a competent advisor.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

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Types of Qualified Contracts.  The types of Qualified Contracts currently being offered include:


  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.


  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.


  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988;
     (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% penalty tax.


Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA

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information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.


The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;


  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2, for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.


The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from

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income do not create "investment in the contract." Thus, under many Qualified
Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal, surrender, or income payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

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REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a checkbook within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling
(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the

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NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.


We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 11% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts --commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm ("selling firms") that employs the registered representative that sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of purchase payments. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.


The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.


No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.


All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


During 2006 (the first year in which contracts were issued through the Separate Account), approximately $755,000, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2006, 2005 and 2004, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.


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ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken).

If you cancel your contract, it will be void. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof death, age, gender, marital status or survival and any other required forms before we act on contract provisions relating to the death of any person or persons, or those provisions that are dependent upon age, gender, marital status or survival.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings


We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. Plaintiffs in


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class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. In this regard, in May 2005, Genworth Financial, Inc. ("Genworth") received a subpoena from the Northeast Regional Office of the SEC, requiring the production of documents related to "certain loss mitigation insurance products," such as finite risk reinsurance. In the subpoena, Genworth is defined as including, among other things, its subsidiaries and affiliates. We cooperated with Genworth in connection with Genworth's response to the SEC's subpoena in June and July 2005 and will cooperate with respect to any follow-up requests or inquiries. Additionally, in May and June 2005, we received information requests from the State of Delaware Department of Insurance and the State of Connecticut Insurance Department on the same general subject, to which we responded. We will cooperate with respect to any follow-up requests or inquiries. In 2005, GE received a subpoena from the United States Attorney's Office for the Southern District of New York, also on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We cooperated with GE in connection with GE's response to the subpoena and will cooperate with respect to any follow-up requests or inquiries.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us.

Although it is not anticipated that these developments will have an adverse impact on us, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:


        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/07 $10,000  $10,000     $10,000
3/31/15           20,000      20,000
3/31/16           14,000      20,000
---------------------------------------



If a partial withdrawal of $7,000 is made on March 31, 2016, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.



Annual Step-Up Death Benefit Rider


The following example shows how the Annual Step-Up Death Benefit Rider works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then


End of Annuitant's Contract Death Benefit
 Year      Age      Value      Amount
-----------------------------------------
  1        76      $103,000   $103,000
  2        77       112,000    112,000
  3        78        90,000    112,000
  4        79       135,000    135,000
  5        80       130,000    135,000
  6        81       150,000    150,000
  7        82       125,000    135,000
  8        83       145,000    145,000
-----------------------------------------


Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% Rollup Death Benefit Rider

The following example shows how the 5% Rollup Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, Portfolio expenses and the 5% Rollup Death Benefit Rider);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

End of Annuitant's Partial Withdrawal Contract   5% Rollup
 Year      Age           Amount        Value   Death Benefit
------------------------------------------------------------
           70                --       $100,000   $100,000
  1        71            $5,000       $ 95,000   $100,000
  2        72            $5,000       $ 90,000   $100,000
  3        73            $5,000       $ 85,000   $100,000
  4        74            $5,000       $ 80,000   $100,000
  5        75            $5,000       $ 75,000   $100,000
  6        76            $5,000       $ 70,000   $100,000
  7        77            $5,000       $ 65,000   $100,000
  8        78            $5,000       $ 60,000   $100,000
  9        79            $5,000       $ 55,000   $100,000
------------------------------------------------------------

Partial withdrawals amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro rata basis (by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro rata basis). For example:


                            5% Rollup
                          Death Benefit
                             Option
                           Before Any
        Purchase Contract    Partial
 Date   Payment   Value    Withdrawals
---------------------------------------
3/31/07 $10,000  $10,000     $10,000
3/31/15      --   20,000      10,500
3/31/16      --   14,000      11,025
---------------------------------------



Therefore, if a $7,000 partial withdrawal is taken on March 31, 2016, the 5% Rollup Death Benefit immediately after the partial withdrawal will be $5,512.50 (50% of $11,025) since the Contract Value ($14,000) is reduced by 50% by the partial withdrawal ($7,000). This is true only if the 5% Rollup Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.


Earnings Protector Death Benefit Rider

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.


                 Purchase Contract           Death   Earnings Protector
          Date   Payment   Value     Gain   Benefit    Death Benefit
         --------------------------------------------------------------
         8/01/07 $100,000 $100,000 $      0 $100,000      $     0
         8/01/22           300,000  200,000  300,000       70,000
         --------------------------------------------------------------



The Annuitant's death and notification of the death occurs on 8/01/22. At that time, 40% of the earnings or "gain" ($200,000) is $80,000.

However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000), the Earnings Protector Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:


              No Options (for Single Annuitant contract) Elected



                                                                                                                      Number of
                                                                                    Accumulation      Accumulation  Accumulation
                                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                                      Beginning of Period End of Period  End of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                        $10.00            $11.29            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                         10.00             11.34            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                                 10.00             10.82            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                                10.00             12.30        17,524
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                              10.00             11.46            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                              10.00             11.64            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                            10.00             12.34        21,963
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                               10.00             10.87            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               10.00             10.92            --
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              10.00             10.22            --
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   10.00             11.73        16,708
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             10.00             11.14         5,345
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              10.00             10.88            --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           10.00             10.91            --
----------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              10.00             10.88         2,127
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         10.00             12.01         5,650
----------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                       10.00             10.27         1,054
----------------------------------------------------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                                      10.00             10.77            --
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                    10.00             10.94            --
----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  10.00             10.74            --
----------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          10.00             11.37            --
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
----------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                             10.00             10.97           963
----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                        10.00             10.98         2,537
----------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                         10.00             10.98            --
----------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                      Year
-------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                  2006
-------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                  2006
-------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                          2006
-------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                         2006
-------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                       2006
-------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                       2006
-------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                     2006
-------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                        2006
-------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                        2006
-------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                       2006
-------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                            2006
-------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                      2006
-------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                       2006
-------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                    2006
-------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                       2006
-------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B  2006
-------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                2006
-------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                               2006
-------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             2006
-------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                           2006
-------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                   2006
-------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                      2006
-------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 2006
-------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                  2006
-------------------------------------------------------------------------------------


                                                                                         Accumulation      Accumulation
                                                                                        Unit Values at    Unit Values at
Subaccounts                                                                           Beginning of Period End of Period
-------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                            $10.00            $11.59
-------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                           10.00             11.24
-------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                                    10.00             10.79
-------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                                   10.00             10.93
-------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                                          10.00             11.37
-------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                                          10.00             11.25
-------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                            10.00             11.39
-------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                                         10.00             11.67
-------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                                                10.00             10.44
-------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                                        10.00             10.82
-------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                                          10.00             10.20
-------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                                 10.00             11.02
-------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                                                10.00             12.27
-------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                                      10.00             11.35
-------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                                                      10.00             11.20
-------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                                        10.00             11.23
-------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                                           10.00             11.35
-------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                                          10.00             11.47
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                       10.00             11.01
-------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                          10.00             11.45
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II                       10.00             10.97
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income PortfolioTotal Return Portfolio --
   Class II                                                                                  10.00             11.08
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I                        10.00             11.44
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                               10.00             10.92
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                                      10.00             11.32
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                         10.00             11.06
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                                           10.00             12.38
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
-------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                             10.00             11.14
-------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                                 10.00             10.94
-------------------------------------------------------------------------------------------------------------------------


                                                                                        Number of
                                                                                      Accumulation
                                                                                        Units at
Subaccounts                                                                           End of Period Year
--------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                             --     2006
--------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                           --     2006
--------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                                    --     2006
--------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                                2,639     2006
--------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                                          --     2006
--------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                                      16,279     2006
--------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                         5,728     2006
--------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                                      3,226     2006
--------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------
  Income Fund                                                                             6,394     2006
--------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                                        --     2006
--------------------------------------------------------------------------------------------------------
  Money Market Fund                                                                      36,452     2006
--------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                                 --     2006
--------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                                            15,003     2006
--------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                                      --     2006
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                                                   1,696     2006
--------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                                    13,900     2006
--------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                                           --     2006
--------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                                          --     2006
--------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                    3,689     2006
--------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                       2,795     2006
--------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
--------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II                       --     2006
--------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income PortfolioTotal Return Portfolio --
   Class II                                                                                  --     2006
--------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I                        --     2006
--------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                               --     2006
--------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                                      --     2006
--------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                      2,331     2006
--------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                                       15,428     2006
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
--------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                          3,709     2006
--------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                                 --     2006
--------------------------------------------------------------------------------------------------------



/1/Legg Mason executed a reorganization of its fund operations effective
   April 28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                   $10.00            $11.58            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          10.00             11.32         5,316     2006
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                10.00             11.03           346     2006
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               10.00             10.34            --     2006
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.00             10.61            --     2006
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.00             10.75         2,387     2006
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.00             10.64         2,701     2006
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.00             10.28            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.00             10.43        12,769     2006
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 10.00             11.38         5,121     2006
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                             10.00             10.96           143     2006
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    10.00             11.24           663     2006
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      10.00             11.25         1,089     2006
---------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                              10.00             10.66            --     2006
---------------------------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2
   The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares
   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

                   No Options (for Joint Annuitants) Elected



                                                                                                                      Number of
                                                                                    Accumulation      Accumulation  Accumulation
                                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                                      Beginning of Period End of Period  End of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                        $10.00            $11.28            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                         10.00             11.33            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                                 10.00             10.81            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                                10.00             12.29           185
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                              10.00             11.45            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                              10.00             11.63            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                            10.00             12.33           431
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                               10.00             10.86            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               10.00             10.91            --
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              10.00             10.20            --
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   10.00             11.72            --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             10.00             11.13           926
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              10.00             10.87            --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           10.00             10.90            --
----------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              10.00             10.87         1,138
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         10.00             11.99           224
----------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                       10.00             10.26            --
----------------------------------------------------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                                      10.00             10.76            --
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                    10.00             10.93            --
----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  10.00             10.73            --
----------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          10.00             11.36            --
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
----------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                             10.00             10.96            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                        10.00             10.97         1,987
----------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                         10.00             10.97            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                        10.00             11.58            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                      10.00             11.22            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                               10.00             10.77            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                              10.00             10.92           395
----------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                                     10.00             11.36            --
----------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                      Year
-------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                  2006
-------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                  2006
-------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                          2006
-------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                         2006
-------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                       2006
-------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                       2006
-------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                     2006
-------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                        2006
-------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                        2006
-------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                       2006
-------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                            2006
-------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                      2006
-------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                       2006
-------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                    2006
-------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                       2006
-------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B  2006
-------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                2006
-------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                               2006
-------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             2006
-------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                           2006
-------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                   2006
-------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                      2006
-------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 2006
-------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                  2006
-------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                 2006
-------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                               2006
-------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                        2006
-------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                       2006
-------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                              2006
-------------------------------------------------------------------------------------


                                                                                      Accumulation      Accumulation
                                                                                     Unit Values at    Unit Values at
Subaccounts                                                                        Beginning of Period End of Period
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                                      $10.00            $11.24
----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                         10.00             11.37
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                                      10.00             11.66
----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                                             10.00             10.42
----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                                     10.00             10.81
----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                                       10.00             10.19
----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                              10.00             11.01
----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                                             10.00             12.26
----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                                   10.00             11.34
----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                                                   10.00             11.18
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                                     10.00             11.22
----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                                        10.00             11.33
----------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                                       10.00             11.46
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                    10.00             11.00
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                       10.00             11.43
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
----------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II                    10.00             10.96
  Legg Mason Partners Variable Capital and Income PortfolioTotal Return Portfolio
   -- Class II                                                                            10.00             11.07
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I                     10.00             11.43
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                            10.00             10.91
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                                   10.00             11.31
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                      10.00             11.05
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                                        10.00             12.37
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                          10.00             11.13
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                              10.00             10.92
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                                 10.00             11.57
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                       10.00             11.31
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                             10.00             11.01
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                            10.00             10.33
----------------------------------------------------------------------------------------------------------------------


                                                                                     Number of
                                                                                   Accumulation
                                                                                     Units at
Subaccounts                                                                        End of Period Year
-----------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                                    4,696     2006
-----------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                      5,167     2006
-----------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                                   4,836     2006
-----------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------
  Income Fund                                                                            359     2006
-----------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                                     --     2006
-----------------------------------------------------------------------------------------------------
  Money Market Fund                                                                       74     2006
-----------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                              --     2006
-----------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                                             --     2006
-----------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                                   --     2006
-----------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                                                   --     2006
-----------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                                  1,814     2006
-----------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                                        --     2006
-----------------------------------------------------------------------------------------------------
  Value Equity Fund                                                                       --     2006
-----------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                    --     2006
-----------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                      162     2006
-----------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
-----------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II                    --     2006
  Legg Mason Partners Variable Capital and Income PortfolioTotal Return Portfolio
   -- Class II                                                                            --     2006
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I                     --     2006
-----------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                            --     2006
-----------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                                   --     2006
-----------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                      --     2006
-----------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                                        --     2006
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
-----------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                          --     2006
-----------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                             737     2006
-----------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                                 --     2006
-----------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                      298     2006
-----------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                             --     2006
-----------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                            --     2006
-----------------------------------------------------------------------------------------------------



/1/Legg Mason executed a reorganization of its fund operations effective
   April 28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                               $10.00            $10.60           --      2006
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.00             10.74          140      2006
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.00             10.63          139      2006
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.00             10.27           --      2006
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.00             10.42          716      2006
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 10.00             11.37          295      2006
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                             10.00             10.95           --      2006
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    10.00             11.23           --      2006
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      10.00             11.24          790      2006
---------------------------------------------------------------------------------------------------------------------------
Strategic Growth Portfolio -- Class II Shares                                10.00             10.65           --      2006
---------------------------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2
   The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares
   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

     Guaranteed Income Advantage (for Single Annuitant contracts) Elected



                                                                                                                      Number of
                                                                                    Accumulation      Accumulation  Accumulation
                                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                                      Beginning of Period End of Period  End of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                        $10.00            $11.26          --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                         10.00             11.31          --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                                 10.00             10.79          --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                                10.00             12.27          --
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                              10.00             11.43          --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                              10.00             11.61          --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                            10.00             12.31          11
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                               10.00             10.84          --
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Growth Portfolio -- Class B                                 10.00             10.89          --
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              10.00             10.19          --
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   10.00             11.70          --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             10.00             11.11          --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              10.00             10.85          --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           10.00             10.88          --
----------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              10.00             10.85          --
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         10.00             11.98          --
----------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                       10.00             10.24          --
----------------------------------------------------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                                      10.00             10.74          --
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                    10.00             10.91          --
----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  10.00             10.71          --
----------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          10.00             11.34          --
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
----------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                             10.00             10.94          --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                        10.00             10.95          --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                         10.00             10.95          --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                        10.00             11.56          --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                      10.00             11.21          --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                               10.00             10.76          --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                              10.00             10.90          --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                                     10.00             11.34          --
----------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                      Year
-------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                  2006
-------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                  2006
-------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                          2006
-------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                         2006
-------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                       2006
-------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                       2006
-------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                     2006
-------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                        2006
-------------------------------------------------------------------------------------
AllianceBernstein Small Cap Growth Portfolio -- Class B                          2006
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                       2006
-------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                            2006
-------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                      2006
-------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                       2006
-------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                    2006
-------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                       2006
-------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B  2006
-------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                2006
-------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                               2006
-------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             2006
-------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                           2006
-------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                   2006
-------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                      2006
-------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 2006
-------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                  2006
-------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                 2006
-------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                               2006
-------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                        2006
-------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                       2006
-------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                              2006
-------------------------------------------------------------------------------------


                                                                                      Accumulation      Accumulation
                                                                                     Unit Values at    Unit Values at
Subaccounts                                                                        Beginning of Period End of Period
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                                      $10.00            $11.22
----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                         10.00             11.36
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                                      10.00             11.64
----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                                             10.00             10.41
----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                                     10.00             10.79
----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                                       10.00             10.17
----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                              10.00             10.99
----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                                             10.00             12.24
----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                                   10.00             11.32
----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                                                   10.00             11.17
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                                     10.00             11.20
----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                                        10.00             11.32
----------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                                       10.00             11.44
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                    10.00             10.98
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                       10.00             11.42
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
----------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II                    10.00             10.94
----------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income PortfolioTotal Return Portfolio
   -- Class II                                                                            10.00             11.05
----------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I                     10.00             11.41
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                            10.00             10.90
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                                   10.00             11.29
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                      10.00             11.03
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                                        10.00             12.35
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                          10.00             11.12
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                              10.00             10.91
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                                 10.00             11.55
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                       10.00             11.29
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                             10.00             11.00
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                            10.00             10.31
----------------------------------------------------------------------------------------------------------------------


                                                                                     Number of
                                                                                   Accumulation
                                                                                     Units at
Subaccounts                                                                        End of Period Year
-----------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                                       --     2006
-----------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                         12     2006
-----------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                                      --     2006
-----------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------
  Income Fund                                                                             --     2006
-----------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                                     --     2006
-----------------------------------------------------------------------------------------------------
  Money Market Fund                                                                       --     2006
-----------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                              --     2006
-----------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                                             --     2006
-----------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                                   --     2006
-----------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                                                   --     2006
-----------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                                  7,703     2006
-----------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                                        --     2006
-----------------------------------------------------------------------------------------------------
  Value Equity Fund                                                                       --     2006
-----------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                    --     2006
-----------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                       --     2006
-----------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
-----------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II                    --     2006
-----------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income PortfolioTotal Return Portfolio
   -- Class II                                                                            --     2006
-----------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I                     --     2006
-----------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                            --     2006
-----------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                                   --     2006
-----------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                      --     2006
-----------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                                        11     2006
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
-----------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                          --     2006
-----------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                              --     2006
-----------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                                 --     2006
-----------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                       --     2006
-----------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                             --     2006
-----------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                            --     2006
-----------------------------------------------------------------------------------------------------



/1/Legg Mason executed a reorganization of its fund operations effective
   April 28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                               $10.00            $10.58          --       2006
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.00             10.72          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.00             10.62          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.00             10.25          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.00             10.41          --       2006
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 10.00             11.35          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                             10.00             10.93          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    10.00             11.21          12       2006
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      10.00             11.22          12       2006
---------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                              10.00             10.63          --       2006
---------------------------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2
   The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares
   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

   Guaranteed Withdrawal Advantage (for Single Annuitant contracts) Elected



                                                                                                                      Number of
                                                                                    Accumulation      Accumulation  Accumulation
                                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                                      Beginning of Period End of Period  End of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                        $10.00            $11.26            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                         10.00             11.31            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                                 10.00             10.79            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                                10.00             12.27            --
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                              10.00             11.43            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                              10.00             11.61            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                            10.00             12.31            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                               10.00             10.84            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               10.00             10.89            --
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              10.00             10.19            --
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   10.00             11.70            --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             10.00             11.11         1,253
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              10.00             10.85            --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           10.00             10.88            --
----------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              10.00             10.85            --
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         10.00             11.98            --
----------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                       10.00             10.24            --
----------------------------------------------------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                                      10.00             10.74            --
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                    10.00             10.91            --
----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  10.00             10.71            --
----------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          10.00             11.34            --
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
----------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                             10.00             10.94            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                        10.00             10.95            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                         10.00             10.95            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                        10.00             11.56            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                      10.00             11.21            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                               10.00             10.76            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                              10.00             10.90            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                                     10.00             11.34            --
----------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                      Year
-------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                  2006
-------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                  2006
-------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                          2006
-------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                         2006
-------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                       2006
-------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                       2006
-------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                     2006
-------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                        2006
-------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                        2006
-------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                       2006
-------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                            2006
-------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                      2006
-------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                       2006
-------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                    2006
-------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                       2006
-------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B  2006
-------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                2006
-------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                               2006
-------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             2006
-------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                           2006
-------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                   2006
-------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                      2006
-------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 2006
-------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                  2006
-------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                 2006
-------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                               2006
-------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                        2006
-------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                       2006
-------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                              2006
-------------------------------------------------------------------------------------


                                                                                         Accumulation      Accumulation
                                                                                        Unit Values at    Unit Values at
Subaccounts                                                                           Beginning of Period End of Period
-------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                                         $10.00            $11.22
-------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                            10.00             11.36
-------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                                         10.00             11.64
-------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                                                10.00             10.41
-------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                                        10.00             10.79
-------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                                          10.00             10.17
-------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                                 10.00             10.99
-------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                                                10.00             12.24
-------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                                      10.00             11.32
-------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                                                      10.00             11.17
-------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                                        10.00             11.20
-------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                                           10.00             11.32
-------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                                          10.00             11.44
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                       10.00             10.98
-------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                          10.00             11.42
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II                       10.00             10.94
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income PortfolioTotal Return Portfolio --
   Class II                                                                                  10.00             11.05
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I                        10.00             11.41
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                               10.00             10.90
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                                      10.00             11.29
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                         10.00             11.03
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                                           10.00             12.35
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
-------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                             10.00             11.12
-------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                                 10.00             10.91
-------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                                    10.00             11.55
-------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                          10.00             11.29
-------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                                10.00             11.00
-------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                               10.00             10.31
-------------------------------------------------------------------------------------------------------------------------


                                                                                        Number of
                                                                                      Accumulation
                                                                                        Units at
Subaccounts                                                                           End of Period Year
--------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                                       3,716     2006
--------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                            --     2006
--------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                                         --     2006
--------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------
  Income Fund                                                                                --     2006
--------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                                        --     2006
--------------------------------------------------------------------------------------------------------
  Money Market Fund                                                                          --     2006
--------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                                 --     2006
--------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                                                --     2006
--------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                                      --     2006
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                                                      --     2006
--------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                                        --     2006
--------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                                           --     2006
--------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                                          --     2006
--------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                       --     2006
--------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                          --     2006
--------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
--------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II                       --     2006
--------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income PortfolioTotal Return Portfolio --
   Class II                                                                                  --     2006
--------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I                        --     2006
--------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                               --     2006
--------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                                      --     2006
--------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                         --     2006
--------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                                           --     2006
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
--------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                             --     2006
--------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                                 --     2006
--------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                                    --     2006
--------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                          --     2006
--------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                                --     2006
--------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                               --     2006
--------------------------------------------------------------------------------------------------------



/1/Legg Mason executed a reorganization of its fund operations effective
   April 28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                               $10.00            $10.58          --       2006
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.00             10.72          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.00             10.62          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.00             10.25          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.00             10.41          --       2006
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 10.00             11.35          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                             10.00             10.93          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    10.00             11.21          --       2006
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      10.00             11.22          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                              10.00             10.63          --       2006
---------------------------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2
   The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares
   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

        Payment Optimizer Plus (for Single Annuitant contracts) Elected



                                                                                                                      Number of
                                                                                    Accumulation      Accumulation  Accumulation
                                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                                      Beginning of Period End of Period  End of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                        $10.00            $11.26            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                         10.00             11.31            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                                 10.00             10.79            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                                10.00             12.27           798
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                              10.00             11.43            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                              10.00             11.61            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                            10.00             12.31         1,853
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                               10.00             10.84            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               10.00             10.89            --
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              10.00             10.19            --
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   10.00             11.70            --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             10.00             11.11         6,631
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              10.00             10.85            --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           10.00             10.88            --
----------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              10.00             10.85            --
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         10.00             11.98           965
----------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                       10.00             10.24            --
----------------------------------------------------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                                      10.00             10.74            --
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                    10.00             10.91            --
----------------------------------------------------------------------------------------------------------------------------------
  Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  10.00             10.71            --
----------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          10.00             11.34            --
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
----------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                             10.00             10.94           801
----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                        10.00             10.95           592
----------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                         10.00             10.95            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                        10.00             11.56            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                      10.00             11.21            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                               10.00             10.76            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                              10.00             10.90            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                                     10.00             11.34            --
----------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                      Year
-------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                  2006
-------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                  2006
-------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                          2006
-------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                         2006
-------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                       2006
-------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                       2006
-------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                     2006
-------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                        2006
-------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                        2006
-------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                       2006
-------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                            2006
-------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                      2006
-------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                       2006
-------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                    2006
-------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                       2006
-------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B  2006
-------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                2006
-------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                               2006
-------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             2006
-------------------------------------------------------------------------------------
  Federated Insurance Series
-------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                           2006
-------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                   2006
-------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                      2006
-------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 2006
-------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                  2006
-------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                 2006
-------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                               2006
-------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                        2006
-------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                       2006
-------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                              2006
-------------------------------------------------------------------------------------


                                                                                      Accumulation      Accumulation
                                                                                     Unit Values at    Unit Values at
Subaccounts                                                                        Beginning of Period End of Period
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                                      $10.00            $11.22
----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                         10.00             11.36
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                                      10.00             11.64
----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                                             10.00             10.41
----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                                     10.00             10.79
----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                                       10.00             10.17
----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                              10.00             10.99
----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                                             10.00             12.24
----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                                   10.00             11.32
----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                                                   10.00             11.17
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                                     10.00             11.20
----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                                        10.00             11.32
----------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                                       10.00             11.44
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                    10.00             10.98
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                       10.00             11.42
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
----------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II                    10.00             10.94
----------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income PortfolioTotal Return Portfolio
   -- Class II                                                                            10.00             11.05
----------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I                     10.00             11.41
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                            10.00             10.90
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                                   10.00             11.29
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                      10.00             11.03
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                                        10.00             12.35
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                          10.00             11.12
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                              10.00             10.91
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                                 10.00             11.55
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                       10.00             11.29
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                             10.00             11.00
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                            10.00             10.31
----------------------------------------------------------------------------------------------------------------------


                                                                                     Number of
                                                                                   Accumulation
                                                                                     Units at
Subaccounts                                                                        End of Period Year
-----------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                                    4,081     2006
-----------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                        571     2006
-----------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                                      --     2006
-----------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------
  Income Fund                                                                          1,545     2006
-----------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                                     --     2006
-----------------------------------------------------------------------------------------------------
  Money Market Fund                                                                      318     2006
-----------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                              --     2006
-----------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                                             --     2006
-----------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                                   --     2006
-----------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                                                   --     2006
-----------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                                 12,242     2006
-----------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                                        --     2006
-----------------------------------------------------------------------------------------------------
  Value Equity Fund                                                                       --     2006
-----------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                    --     2006
-----------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                      705     2006
-----------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
-----------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II                    --     2006
-----------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income PortfolioTotal Return Portfolio
   -- Class II                                                                            --     2006
-----------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I                     --     2006
-----------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                            --     2006
-----------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                                   --     2006
-----------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                     598     2006
-----------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                                        --     2006
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
-----------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                          --     2006
-----------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                              --     2006
-----------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                                 --     2006
-----------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                    1,290     2006
-----------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                             --     2006
-----------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                            --     2006
-----------------------------------------------------------------------------------------------------



/1/Legg Mason executed a reorganization of its fund operations effective
   April 28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                               $10.00            $10.58            --     2006
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.00             10.72           603     2006
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.00             10.62           601     2006
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.00             10.25            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.00             10.41         3,087     2006
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 10.00             11.35         1,279     2006
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                             10.00             10.93            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    10.00             11.21            --     2006
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      10.00             11.22           289     2006
---------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                              10.00             10.63            --     2006
---------------------------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2
   The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares
   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

         Lifetime Income Plus (for Single Annuitant contracts) Elected



                                                                                                                      Number of
                                                                                    Accumulation      Accumulation  Accumulation
                                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                                      Beginning of Period End of Period  End of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                        $10.00            $11.26            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                         10.00             11.30            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                                 10.00             10.79            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                                10.00             12.26        24,085
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                              10.00             11.43            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                              10.00             11.61            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                            10.00             12.30        55,923
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                               10.00             10.84            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               10.00             10.89            --
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              10.00             10.18            --
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   10.00             11.69            --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             10.00             11.11        41,978
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              10.00             10.85            --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           10.00             10.88            --
----------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              10.00             10.85            --
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         10.00             11.97        28,880
----------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                       10.00             10.24            --
----------------------------------------------------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                                      10.00             10.74            --
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                    10.00             10.90            --
----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  10.00             10.70            --
----------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          10.00             11.34            --
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) Variable Insurance Products Funds
----------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                             10.00             10.93        15,158
----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                        10.00             10.94        17,894
----------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                         10.00             10.95            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                        10.00             11.55            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                      10.00             11.20            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                               10.00             10.75            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                              10.00             10.89            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                                     10.00             11.34            --
----------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                      Year
-------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                  2006
-------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                  2006
-------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                          2006
-------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                         2006
-------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                       2006
-------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                       2006
-------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                     2006
-------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                        2006
-------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                        2006
-------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                       2006
-------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                            2006
-------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                      2006
-------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                       2006
-------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                    2006
-------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                       2006
-------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B  2006
-------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                2006
-------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                               2006
-------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             2006
-------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                           2006
-------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                   2006
-------------------------------------------------------------------------------------
  Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                      2006
-------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 2006
-------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                  2006
-------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                 2006
-------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                               2006
-------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                        2006
-------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                       2006
-------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                              2006
-------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                            $10.00            $11.21        161,911    2006
------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                               10.00             11.35         17,286    2006
------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                            10.00             11.63             --    2006
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                                   10.00             10.40         47,022    2006
------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                           10.00             10.79             --    2006
------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                             10.00             10.17          9,638    2006
------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                    10.00             10.98             --    2006
------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                                   10.00             12.23             --    2006
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                         10.00             11.32             --    2006
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                                         10.00             11.16             --    2006
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                           10.00             11.20        174,362    2006
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                              10.00             11.31             --    2006
------------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                             10.00             11.44             --    2006
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          10.00             10.98         15,248    2006
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             10.00             11.41         21,421    2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          10.00             10.93             --    2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         10.00             11.05          1,193    2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           10.00             11.40             --    2006
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  10.00             10.89             --    2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         10.00             11.28             --    2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            10.00             11.03         23,774    2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                              10.00             12.34             --    2006
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                10.00             11.11         14,301    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    10.00             10.90             --    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       10.00             11.55             --    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             10.00             11.29         39,054    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                   10.00             10.99             --    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                  10.00             10.31             --    2006
------------------------------------------------------------------------------------------------------------------------------



/1/Legg Mason executed a reorganization of its fund operations effective
   April 28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                               $10.00            $10.58            --     2006
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.00             10.72        18,288     2006
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.00             10.61        18,376     2006
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.00             10.25            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.00             10.40        93,997     2006
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 10.00             11.34        38,828     2006
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                             10.00             10.93            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    10.00             11.21            --     2006
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      10.00             11.21         8,744     2006
---------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                              10.00             10.62            --     2006
---------------------------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2
   The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares
   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

      Guaranteed Income Advantage (for Joint Annuitant contracts) Elected



                                                                                                                      Number of
                                                                                    Accumulation      Accumulation  Accumulation
                                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                                      Beginning of Period End of Period  End of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                        $10.00            $11.25          --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                         10.00             11.29          --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                                 10.00             10.78          --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                                10.00             12.25          --
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                              10.00             11.42          --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                              10.00             11.60          --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                            10.00             12.29          --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                               10.00             10.83          --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               10.00             10.88          --
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              10.00             10.18          --
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   10.00             11.69          --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             10.00             11.10          --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              10.00             10.84          --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           10.00             10.87          --
----------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              10.00             10.84          --
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         10.00             11.96          --
----------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                       10.00             10.23          --
----------------------------------------------------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                                      10.00             10.73          --
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                    10.00             10.90          --
----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  10.00             10.70          --
----------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          10.00             11.33          --
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
----------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                             10.00             10.93          --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                        10.00             10.94          --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                         10.00             10.94          --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                        10.00             11.54          --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                      10.00             11.19          --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                               10.00             10.75          --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                              10.00             10.89          --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                                     10.00             11.33          --
----------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                      Year
-------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                  2006
-------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                  2006
-------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                          2006
-------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                         2006
-------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                       2006
-------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                       2006
-------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                     2006
-------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                        2006
-------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                        2006
-------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                       2006
-------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                            2006
-------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                      2006
-------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                       2006
-------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                    2006
-------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                       2006
-------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B  2006
-------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                2006
-------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                               2006
-------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             2006
-------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                           2006
-------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                   2006
-------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                      2006
-------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 2006
-------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                  2006
-------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                 2006
-------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                               2006
-------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                        2006
-------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                       2006
-------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                              2006
-------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                            $10.00            $11.21            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                               10.00             11.34            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                            10.00             11.63            --     2006
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                                   10.00             10.40            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                           10.00             10.78            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                             10.00             10.16            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                    10.00             10.98            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                                   10.00             12.22            --     2006
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                         10.00             11.31            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                                         10.00             11.15            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                           10.00             11.19         4,770     2006
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                              10.00             11.30            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                             10.00             11.43            --     2006
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          10.00             10.97            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             10.00             11.40            --     2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          10.00             10.93            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         10.00             11.04            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           10.00             11.40            --     2006
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  10.00             10.88            --     2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         10.00             11.28            --     2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            10.00             11.02            --     2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                              10.00             12.34            --     2006
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                10.00             11.10            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    10.00             10.89            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       10.00             11.54            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             10.00             11.28            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                   10.00             10.99            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                  10.00             10.30            --     2006
------------------------------------------------------------------------------------------------------------------------------



/1/Legg Mason executed a reorganization of its fund operations effective
   April 28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                               $10.00            $10.57          --       2006
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.00             10.71          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.00             10.60          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.00             10.24          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.00             10.40          --       2006
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 10.00             11.34          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                             10.00             10.92          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    10.00             11.20          --       2006
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      10.00             11.21          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                              10.00             10.62          --       2006
---------------------------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2
   The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares
   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

    Guaranteed Withdrawal Advantage (for Joint Annuitant contracts) Elected



                                                                                                                      Number of
                                                                                    Accumulation      Accumulation  Accumulation
                                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                                      Beginning of Period End of Period  End of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                        $10.00            $11.25          --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                         10.00             11.29          --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                                 10.00             10.78          --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                                10.00             12.25          --
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                              10.00             11.42          --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                              10.00             11.60          --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                            10.00             12.29          --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                               10.00             10.83          --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               10.00             10.88          --
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              10.00             10.18          --
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   10.00             11.69          --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             10.00             11.10          --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              10.00             10.84          --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           10.00             10.87          --
----------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              10.00             10.84          --
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         10.00             11.96          --
----------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                       10.00             10.23          --
----------------------------------------------------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                                      10.00             10.73          --
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                    10.00             10.90          --
----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  10.00             10.70          --
----------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          10.00             11.33          --
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
----------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                             10.00             10.93          --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                        10.00             10.94          --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                         10.00             10.94          --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                        10.00             11.54          --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                      10.00             11.19          --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                               10.00             10.75          --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                              10.00             10.89          --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                                     10.00             11.33          --
----------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                      Year
-------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                  2006
-------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                  2006
-------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                          2006
-------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                         2006
-------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                       2006
-------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                       2006
-------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                     2006
-------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                        2006
-------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                        2006
-------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                       2006
-------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                            2006
-------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                      2006
-------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                       2006
-------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                    2006
-------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                       2006
-------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B  2006
-------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                2006
-------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                               2006
-------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             2006
-------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                           2006
-------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                   2006
-------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                      2006
-------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 2006
-------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                  2006
-------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                 2006
-------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                               2006
-------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                        2006
-------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                       2006
-------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                              2006
-------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                            $10.00            $11.21          --       2006
------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                               10.00             11.34          --       2006
------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                            10.00             11.63          --       2006
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                                   10.00             10.40          --       2006
------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                           10.00             10.78          --       2006
------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                             10.00             10.16          --       2006
------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                    10.00             10.98          --       2006
------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                                   10.00             12.22          --       2006
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                         10.00             11.31          --       2006
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                                         10.00             11.15          --       2006
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                           10.00             11.19          --       2006
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                              10.00             11.30          --       2006
------------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                             10.00             11.43          --       2006
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          10.00             10.97          --       2006
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             10.00             11.40          --       2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          10.00             10.93          --       2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         10.00             11.04          --       2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           10.00             11.40          --       2006
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  10.00             10.88          --       2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         10.00             11.28          --       2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            10.00             11.02          --       2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                              10.00             12.34          --       2006
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                10.00             11.10          --       2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    10.00             10.89          --       2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       10.00             11.54          --       2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             10.00             11.28          --       2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                   10.00             10.99          --       2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                  10.00             10.30          --       2006
------------------------------------------------------------------------------------------------------------------------------



/1/Legg Mason executed a reorganization of its fund operations effective
   April 28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                               $10.00            $10.57          --       2006
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.00             10.71          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.00             10.60          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.00             10.24          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.00             10.40          --       2006
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 10.00             11.34          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                             10.00             10.92          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    10.00             11.20          --       2006
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      10.00             11.21          --       2006
---------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                              10.00             10.62          --       2006
---------------------------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2
   The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares
   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

        Payment Optimizer Plus (for Joint Annuitant contracts) Elected



                                                                                                                      Number of
                                                                                    Accumulation      Accumulation  Accumulation
                                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                                      Beginning of Period End of Period  End of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                        $10.00            $11.24            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                         10.00             11.29            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                                 10.00             10.77            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                                10.00             12.24           502
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                              10.00             11.41            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                              10.00             11.59            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                            10.00             12.28         1,161
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                               10.00             10.82            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               10.00             10.87            --
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              10.00             10.17            --
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   10.00             11.68            --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             10.00             11.09            --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              10.00             10.83            --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           10.00             10.86            --
----------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              10.00             10.83            --
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         10.00             11.95           604
----------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                       10.00             10.22            --
----------------------------------------------------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                                      10.00             10.72            --
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                    10.00             10.89            --
----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  10.00             10.69            --
----------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          10.00             11.32            --
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
----------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                             10.00             10.92            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                        10.00             10.93           372
----------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                         10.00             10.93            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                        10.00             11.54            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                      10.00             11.19            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                               10.00             10.74            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                              10.00             10.88            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                                     10.00             11.32            --
----------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                      Year
-------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                  2006
-------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                  2006
-------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                          2006
-------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                         2006
-------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                       2006
-------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                       2006
-------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                     2006
-------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                        2006
-------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                        2006
-------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                       2006
-------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                            2006
-------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                      2006
-------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                       2006
-------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                    2006
-------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                       2006
-------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B  2006
-------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                2006
-------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                               2006
-------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             2006
-------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                           2006
-------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                   2006
-------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                      2006
-------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 2006
-------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                  2006
-------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                 2006
-------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                               2006
-------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                        2006
-------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                       2006
-------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                              2006
-------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                            $10.00            $11.20           --      2006
------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                               10.00             11.33          358      2006
------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                            10.00             11.62           --      2006
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                                   10.00             10.39          971      2006
------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                           10.00             10.77           --      2006
------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                             10.00             10.15          199      2006
------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                    10.00             10.97           --      2006
------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                                   10.00             12.22           --      2006
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                         10.00             11.30           --      2006
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                                         10.00             11.15           --      2006
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                           10.00             11.18           --      2006
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                              10.00             11.29           --      2006
------------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                             10.00             11.42           --      2006
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          10.00             10.96           --      2006
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             10.00             11.39          445      2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          10.00             10.92           --      2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         10.00             11.03           --      2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           10.00             11.39           --      2006
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  10.00             10.88           --      2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         10.00             11.27           --      2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            10.00             11.01           --      2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                              10.00             12.33           --      2006
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                10.00             11.09           --      2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    10.00             10.89           --      2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       10.00             11.53           --      2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             10.00             11.27          809      2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                   10.00             10.98           --      2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                  10.00             10.29           --      2006
------------------------------------------------------------------------------------------------------------------------------



/1/Legg Mason executed a reorganization of its fund operations effective
   April 28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                               $10.00            $10.56            --     2006
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.00             10.70           378     2006
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.00             10.60           378     2006
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.00             10.23            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.00             10.39         1,938     2006
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 10.00             11.33           805     2006
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                             10.00             10.91            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    10.00             11.19            --     2006
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      10.00             11.20           181     2006
---------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                              10.00             10.61            --     2006
---------------------------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2
   The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares
   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

         Lifetime Income Plus (for Joint Annuitant contracts) Elected



                                                                                                                      Number of
                                                                                    Accumulation      Accumulation  Accumulation
                                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                                      Beginning of Period End of Period  End of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                        $10.00            $11.23            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                         10.00             11.28            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                                 10.00             10.77            --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                                10.00             12.24         1,693
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                              10.00             11.40            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                              10.00             11.58            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                            10.00             12.28         3,940
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                               10.00             10.82            --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               10.00             10.87            --
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              10.00             10.16            --
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   10.00             11.67            --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             10.00             11.08        49,225
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              10.00             10.83            --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           10.00             10.86            --
----------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              10.00             10.83            --
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         10.00             11.95         2,047
----------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                       10.00             10.22            --
----------------------------------------------------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                                      10.00             10.72            --
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                    10.00             10.88            --
----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  10.00             10.68            --
----------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          10.00             11.32            --
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
----------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                             10.00             10.91         5,949
----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                        10.00             10.92         1,226
----------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                         10.00             10.92            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                        10.00             11.53            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                      10.00             11.18            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                               10.00             10.73            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                              10.00             10.87            --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                                     10.00             11.32            --
----------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                      Year
-------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                  2006
-------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                  2006
-------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                          2006
-------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                         2006
-------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                       2006
-------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                       2006
-------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                     2006
-------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                        2006
-------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                        2006
-------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                       2006
-------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                            2006
-------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                      2006
-------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                       2006
-------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                    2006
-------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                       2006
-------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B  2006
-------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                2006
-------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                               2006
-------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             2006
-------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                           2006
-------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                   2006
-------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                      2006
-------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 2006
-------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                  2006
-------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                 2006
-------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                               2006
-------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                        2006
-------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                       2006
-------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                              2006
-------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                            $10.00            $11.19        47,159     2006
------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                               10.00             11.33         1,208     2006
------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                            10.00             11.61            --     2006
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                                   10.00             10.38         3,228     2006
------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                           10.00             10.77            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                             10.00             10.15           665     2006
------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                    10.00             10.96            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                                   10.00             12.21            --     2006
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                         10.00             11.30            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                                                         10.00             11.14            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                           10.00             11.18        64,323     2006
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                              10.00             11.29            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                             10.00             11.42            --     2006
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          10.00             10.96            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             10.00             11.39         1,459     2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          10.00             10.91            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         10.00             11.02            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           10.00             11.38            --     2006
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  10.00             10.87            --     2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         10.00             11.26            --     2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            10.00             11.01            --     2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                              10.00             12.32            --     2006
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                10.00             11.09            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    10.00             10.88            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       10.00             11.53            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             10.00             11.26         2,711     2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                   10.00             10.97            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                  10.00             10.29            --     2006
------------------------------------------------------------------------------------------------------------------------------



/1/Legg Mason executed a reorganization of its fund operations effective
   April 28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio.

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                               $10.00            $10.56            --     2006
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.00             10.70         1,265     2006
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.00             10.59         1,242     2006
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.00             10.23            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.00             10.38         6,430     2006
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 10.00             11.32         2,666     2006
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                             10.00             10.91            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    10.00             11.19            --     2006
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      10.00             11.19           612     2006
---------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                              10.00             10.60            --     2006
---------------------------------------------------------------------------------------------------------------------------



The following funds were added effective May 1, 2007. Therefore, no condensed financial information is available:

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2
   The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares
   XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares

Lifetime Income Plus 2007 was added effective May 1, 2007. Therefore, no condensed financial information is available with this option.

TABLE OF CONTENTS

Statement of Additional Information


The Company................................................................ B-3

The Separate Account....................................................... B-3

Additional Information About the Guarantee Account......................... B-3

The Contracts.............................................................. B-4
   Transfer of Annuity Units............................................... B-4
   Net Investment Factor................................................... B-4

Termination of Participation Agreements.................................... B-4

Calculation of Performance Data............................................ B-5
   Subaccount Investing in GE Investments Funds, Inc. -- Money Market Fund. B-5
   Other Subaccounts....................................................... B-6
   Other Performance Data.................................................. B-7

Tax Matters................................................................ B-7
   Taxation of Genworth Life and Annuity Insurance Company................. B-7
   IRS Required Distributions.............................................. B-7

General Provisions......................................................... B-8
   Using the Contracts as Collateral....................................... B-8
   The Beneficiary......................................................... B-8
   Non-Participating....................................................... B-8
   Misstatement of Age or Gender........................................... B-8
   Incontestability........................................................ B-8
   Statement of Values..................................................... B-8
   Trust as Owner or Beneficiary........................................... B-8
   Written Notice.......................................................... B-8

Legal Developments Regarding Employment-Related Benefit Plans.............. B-8

Regulation of Genworth Life and Annuity Insurance Company.................. B-9

Experts.................................................................... B-9

Financial Statements....................................................... B-9


 Genworth Life and Annuity Insurance Company 6610 West Broad Street Richmond,
                                Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1165 4/05 to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
         Flexible Purchase Payment Variable Deferred Annuity Contracts


                                Form P1165 4/05


                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 2
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2007, for the flexible purchase payment variable deferred annuity contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 2. The terms used in the current prospectus for the flexible purchase payment variable deferred annuity contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:     (800) 352-9910

Or write: Genworth Life and Annuity Insurance Company
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative

The date of this Statement of Additional Information is May 1, 2007.

TABLE OF CONTENTS


The Company.................................................................... B-3

The Separate Account........................................................... B-3

Additional Information About the Guarantee Account............................. B-3

The Contracts.................................................................. B-4
   Transfer of Annuity Units................................................... B-4
   Net Investment Factor....................................................... B-4

Termination of Participation Agreements........................................ B-4

Calculation of Performance Data................................................ B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund. B-5
   Other Subaccounts........................................................... B-6
   Other Performance Data...................................................... B-7

Tax Matters.................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company..................... B-7
   IRS Required Distributions.................................................. B-7

General Provisions............................................................. B-8
   Using the Contracts as Collateral........................................... B-8
   The Beneficiary............................................................. B-8
   Non-Participating........................................................... B-8
   Misstatement of Age or Gender............................................... B-8
   Incontestability............................................................ B-8
   Statement of Values......................................................... B-8
   Trust as Owner or Beneficiary............................................... B-8
   Written Notice.............................................................. B-8

Legal Developments Regarding Employment-Related Benefit Plans.................. B-8

Regulation of Genworth Life and Annuity Insurance Company...................... B-9

Experts........................................................................ B-9

Financial Statements........................................................... B-9

The Company


We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of the General Electric Company ("GE") acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC"), formerly known as General Electric Capital Assurance Company. Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Due to the mergers of FHL and FCL, the Company acquired ownership in American Mayflower Life Insurance Company of New York ("AML"). Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of AML, formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML was merged into GLICNY with GLICNY being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to developing solutions that help meet the investment, protection, homeownership, retirement and independent lifestyle needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional, formerly known as Retirement Income and Investments.

  . Protection. We offer customers life insurance, including term and universal life, and accident and health insurance, including Medicare supplement insurance.

  . Retirement Income and Institutional. We offer customers a variety of wealth accumulation, income distribution and institutional investment products. Retail products include: individual fixed and variable annuities; group variable annuities offered through retirement plans; single premium immediate annuities; and variable life insurance. Institutional products include: guaranteed investment contracts ("GICs"), funding agreements and funding agreements backing notes ("FABNs").

We also have Corporate and Other activities, which consist primarily of unallocated net investment gains (losses), corporate income, expenses and income taxes.

We principally offer annuity contracts, GICs, funding agreements, FABNs, Medicare supplement insurance and life insurance policies. We do business in the District of Columbia and all states, except New York. Our principle offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.


The Separate Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

If available, the initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by
(c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is the daily factor for the Valuation Period representing the asset charge deducted from the Subaccount adjusted for the number of days in the Valuation Period.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon six months' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Insurance Trust I. This agreement may be terminated by the parties upon 60 days' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon six months' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Products Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.


Legg Mason Partners Variable Equity Trust. The agreement may be terminated by the parties upon one-year advance written notice.


MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.


The Universal Institutional Funds, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice.


Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon six months' advance written notice.


XTF Advisors Trust. This agreement may be terminated by the parties upon 90 days' advance written notice.


Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccount Investing In the GE Investments Funds, Inc. -- Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.00% of the hypothetical investment in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account), and the Joint Annuitant charge (deducted daily at an effective annual rate of 0.20% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments, Funds, Inc. -- Money Market Fund will be lower than the yield for GE Investments Funds, Inc. -- Money Market Fund.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.


GE Investments Funds, Inc. --Money Market Fund:

Current Yield: 3.75% as of December 31, 2006 Effective Yield: 3.82% as of December 31, 2006


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, the mortality and expense risk charge and the Joint Annuitant charge).

   (2) The annual contract charge is $25 per year, deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.25% of Contract Value. This charge is waived if the Contract Value is $40,000 or more at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of four years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the maximum charges for all available optional riders.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

where:

TR  =   the average annual total return for the period.
ERV =   the ending redeemable value (reflecting deductions as
        described above) of the hypothetical investment at the
        end of the period.
P   =   a hypothetical single investment of $1,000.
N   =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as
        described above) of the hypothetical investment at the
        end of the period.
P   =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral


A Non-Qualified Contract can be assigned as collateral security for a loan. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity or tax consequences of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.


A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. It does not share in our profits or surplus. No dividends are payable.

Misstatement of Age or Gender

If any person's age or gender is misstated, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender. If any overpayments have been made, future payments will be adjusted. Any underpayments will be paid in full.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title

VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.


Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

Experts


The consolidated "historical" and "as-if-pooled" financial statements and financial statement schedules for Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2006 and 2005, and for each of the years in the three-year period ended December 31, 2006, and the financial statements of the Separate Account as of December 31, 2006, and for each of the years or lesser periods in the two-year period ended December 31, 2006, have been incorporated by reference herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

The audit report on the consolidated "as-if-pooled" financial statements of the Company referred to above contains an emphasis paragraph that states that the consolidated financial statements give retroactive effect to the mergers of Genworth Life and Annuity Insurance Company, Federal Home Life Insurance Company and First Colony Life Insurance Company on January 1, 2007 (the Mergers), which have been accounted for as a pooling of interests as described in Note 1 to the consolidated "as-if-pooled" financial statements. Generally accepted accounting principles proscribe giving effect to a consummated business combination accounted for by the pooling-of-interests method in financial statements that do not include the date of consummation. However, they will become the historical consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries after financial statements covering the date of consummation of the business combination are issued. The financial statement schedules incorporated by reference herein also give retroactive effect to the Mergers.

The reports of KPMG LLP dated March 12, 2007 with respect to the consolidated "historical" and "as-if-pooled" financial statements and schedules of Genworth Life and Annuity Insurance Company and subsidiaries refer to a change in accounting for certain nontraditional long-duration contracts and separate accounts in 2004.


Financial Statements


The Statement of Additional Information contains the consolidated "historical" and "as-if-pooled" financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                             Financial Statements

                         Year Ended December 31, 2006

      (With Independent Registered Public Accounting Firm Report Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               Table of Contents

                               December 31, 2006

                                                                            Page
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-2

Statements of Operations................................................... F-11

Statements of Changes in Net Assets........................................ F-20

Notes to Financial Statements.............................................. F-29

            Report of Independent Registered Public Accounting Firm

Contract Owners
Genworth Life & Annuity VA Separate Account 2 and
The Board of Directors
Genworth Life and Annuity Insurance Company

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 2 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II shares; AllianceBernstein Variable Products Series Fund,
Inc. -- AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust
I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance
Series -- Federated High Income Bond Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund--VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Mid Cap
Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Income Fund, Money Market Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Equity Fund, Total Return Fund -- Class 3 shares; Janus Aspen Series -- Balanced
Portfolio -- Service Shares, Forty Portfolio -- Service Shares; Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II; MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced
Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government
Portfolio -- Administrative Class Shares, Total Return
Portfolio -- Administrative Class Shares; The Prudential Series
Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison
Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares) as of December 31, 2006, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate Account 2 as of December 31, 2006, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, VA
April 13, 2007

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                     Statements of Assets and Liabilities

                               December 31, 2006

                                                AIM Variable
                                                 Insurance     AllianceBernstein Variable Products
                                                   Funds                Series Fund, Inc.
                                              ---------------- -----------------------------------
                                                               AllianceBernstein AllianceBernstein
                                                  AIM V.I.        Growth and       International
                                               International        Income             Value
                                               Growth Fund --    Portfolio --      Portfolio --
                           Consolidated Total Series II shares      Class B           Class B
                           ------------------ ---------------- ----------------- -----------------
Assets:
Investments at fair
  market value (note 2b)..    $15,192,701         522,706             --               986,362
Dividend receivable.......        107,714              --             --                    --
Receivable for units sold.        533,782          27,095             --                63,462
                              -----------         -------             --             ---------
       Total assets.......     15,834,197         549,801             --             1,049,824
                              -----------         -------             --             ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b)..          2,168              65             --                   132
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..    $15,642,570         546,731             --             1,042,681
   Variable deferred
     annuity contract
     owners in the
     annuitization period.        189,459           3,005             --                 7,011
                              -----------         -------             --             ---------
       Net assets.........    $15,832,029         549,736             --             1,049,692
                              ===========         =======             ==             =========
Investments in
  securities, at cost.....    $14,996,903         492,610             --               919,465
                              ===========         =======             ==             =========
Shares outstanding........      1,350,957          17,932             --                39,869
                              ===========         =======             ==             =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2006

                                                                                                             Eaton Vance
                                                                                 Columbia Funds Variable      Variable
                                 BlackRock Variable Series Funds, Inc.              Insurance Trust I           Trust
                           -------------------------------------------------- ----------------------------- -------------
                                                                                                Columbia
                                                                                                Marsico
                                               BlackRock        BlackRock        Columbia    International
                              BlackRock          Global         Large Cap     Marsico Growth Opportunities       VT
                             Basic Value    Allocation V.I.    Growth V.I.    Fund, Variable Fund, Variable Floating-Rate
                             V.I. Fund --       Fund --          Fund --        Series --      Series --       Income
                           Class III Shares Class III Shares Class III Shares    Class A        Class B         Fund
                           ---------------- ---------------- ---------------- -------------- -------------- -------------
Assets:
Investments at fair
  market value (note 2b)..     $174,781        1,073,170            --            35,506        429,406        10,792
Dividend receivable.......       21,241           78,037            --                --             --            28
Receivable for units sold.           13           18,243            --                 1         30,066            --
                               --------        ---------            --            ------        -------        ------
   Total assets...........      196,035        1,169,450            --            35,507        459,472        10,820
                               --------        ---------            --            ------        -------        ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b)..           19              179            --                 4             59             1
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..     $196,016        1,111,065            --            35,503        455,907        10,819
   Variable deferred
     annuity contract
     owners in the
     annuitization period.           --           58,206            --                --          3,506            --
                               --------        ---------            --            ------        -------        ------
       Net assets.........     $196,016        1,169,271            --            35,503        459,413        10,819
                               ========        =========            ==            ======        =======        ======
Investments in
  securities, at cost.....     $194,882        1,114,981            --            34,322        399,235        10,792
                               ========        =========            ==            ======        =======        ======
Shares outstanding........       11,020           79,435            --             1,871         19,563         1,075
                               ========        =========            ==            ======        =======        ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2006

                             Federated
                             Insurance
                               Series      Fidelity(R) Variable Insurance Products Fund
                           -------------- -----------------------------------------------
                           Federated High                       VIP
                            Income Bond    VIP Balanced    Contrafund(R)    VIP Mid Cap
                             Fund II --    Portfolio --    Portfolio --    Portfolio --
                           Service Shares Service Class 2 Service Class 2 Service Class 2
                           -------------- --------------- --------------- ---------------
Assets:
Investments at fair
  market value (note 2b)..      $--           249,989         249,705         33,154
Dividend receivable.......       --                --              --             --
Receivable for units sold.       --                24          19,689              2
                                ---           -------         -------         ------
       Total assets.......       --           250,013         269,394         33,156
                                ---           -------         -------         ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b)..       --                38              35              2
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..      $--           249,975         267,356         33,154
   Variable deferred
     annuity contract
     owners in the
     annuitization period.       --                --           2,003             --
                                ---           -------         -------         ------
       Net assets.........      $--           249,975         269,359         33,154
                                ===           =======         =======         ======
Investments in
  securities, at cost.....      $--           240,578         255,205         33,052
                                ===           =======         =======         ======
Shares outstanding........       --            16,170           8,027            968
                                ===           =======         =======         ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2006

                           Franklin Templeton Variable Insurance Products
                                               Trust
                           ---------------------------------------------
                                                             Templeton
                           Franklin Income  Mutual Shares      Growth
                             Securities       Securities     Securities
                               Fund --         Fund --        Fund --
                           Class 2 Shares   Class 2 Shares Class 2 Shares
                           ---------------  -------------- --------------
Assets:
Investments at fair
  market value (note 2b)..   $2,649,211        325,259         94,015
Dividend receivable.......           --             --             --
Receivable for units sold.       17,815         19,331              7
                             ----------        -------         ------
       Total assets.......    2,667,026        344,590         94,022
                             ----------        -------         ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b)..          389             43             10
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..   $2,646,541        342,544         94,012
   Variable deferred
     annuity contract
     owners in the
     annuitization period.       20,096          2,003             --
                             ----------        -------         ------
       Net assets.........   $2,666,637        344,547         94,012
                             ==========        =======         ======
Investments in
  securities, at cost.....   $2,583,397        308,465         88,886
                             ==========        =======         ======
Shares outstanding........      152,604         15,890          5,902
                             ==========        =======         ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2006

                                              GE Investments Funds, Inc.
                           ----------------------------------------------------------------
                                    Money   Real Estate            Small-Cap  Total Return
                            Income  Market  Securities  S&P 500(R)  Equity      Fund --
                             Fund    Fund      Fund     Index Fund   Fund    Class 3 shares
                           -------- ------- ----------- ---------- --------- --------------
Assets:
Investments at fair
  market value (note 2b).. $570,499 470,735   184,102       --      18,991     3,166,602
Dividend receivable.......       --   2,145        --       --          --            --
Receivable for units sold.   48,891   9,642        12       --           1        17,715
                           -------- -------   -------       --      ------     ---------
       Total assets.......  619,390 482,522   184,114       --      18,992     3,184,317
                           -------- -------   -------       --      ------     ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b)..       81      52        17       --           2           471
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.. $614,301 481,468   184,097       --      18,990     3,122,769
   Variable deferred
     annuity contract
     owners in the
     annuitization period.    5,008   1,002        --       --          --        61,077
                           -------- -------   -------       --      ------     ---------
       Net assets......... $619,309 482,470   184,097       --      18,990     3,183,846
                           ======== =======   =======       ==      ======     =========
Investments in
  securities, at cost..... $587,901 470,735   215,941       --      21,562     3,165,485
                           ======== =======   =======       ==      ======     =========
Shares outstanding........   48,347 470,735     8,567       --       1,320       179,005
                           ======== =======   =======       ==      ======     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2006

                                                          Legg Mason
                                                           Partners
                                                           Variable
                                                         Portfolios I, MFS(R) Variable Insurance
                                Janus Aspen Series           Inc.                Trust
                           ----------------------------- ------------- -------------------------
                                                          Legg Mason
                                                           Partners    MFS(R) Total    MFS(R)
                                                           Variable       Return     Utilities
                              Balanced        Forty      Total Return   Series --    Series --
                            Portfolio --   Portfolio --  Portfolio --    Service      Service
                           Service Shares Service Shares   Class II    Class Shares Class Shares
                           -------------- -------------- ------------- ------------ ------------
Assets:
Investments at fair
  market value (note 2b)..    $208,011       282,778        13,175       294,575      191,161
Dividend receivable.......          --            --            --            --           --
Receivable for units sold.          19        25,256             1            27           12
                              --------       -------        ------       -------      -------
       Total assets.......     208,030       308,034        13,176       294,602      191,173
                              --------       -------        ------       -------      -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b)..          28            40             2            41           18
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..    $208,002       305,490        13,174       294,561      191,155
   Variable deferred
     annuity contract
     owners in the
     annuitization period.          --         2,504            --            --           --
                              --------       -------        ------       -------      -------
       Net assets.........    $208,002       307,994        13,174       294,561      191,155
                              ========       =======        ======       =======      =======
Investments in
  securities, at cost.....    $207,129       264,842        13,186       286,883      190,028
                              ========       =======        ======       =======      =======
Shares outstanding........       7,215         9,454         1,059        13,594        6,589
                              ========       =======        ======       =======      =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2006

                                               Oppenheimer Variable Account Funds
                           --------------------------------------------------------------------------
                                           Oppenheimer    Oppenheimer                   Oppenheimer
                            Oppenheimer      Capital         Global      Oppenheimer    Main Street
                              Balanced     Appreciation    Securities    Main Street     Small Cap
                             Fund/VA --     Fund/VA --     Fund/VA --     Fund/VA --     Fund/VA --
                           Service Shares Service Shares Service Shares Service Shares Service Shares
                           -------------- -------------- -------------- -------------- --------------
Assets:
Investments at fair
  market value (note 2b)..    $200,223        8,048            --          514,712         3,818
Dividend receivable.......          --           --            --               --            --
Receivable for units sold.          18           --            --           43,885            --
                              --------        -----            --          -------         -----
       Total assets.......     200,241        8,048            --          558,597         3,818
                              --------        -----            --          -------         -----
Liabilities:
Accrued expenses payable
  to affiliate (note 4b)..          27            2            --               73            --
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..    $200,214        8,046            --          554,017         3,818
   Variable deferred
     annuity contract
     owners in the
     annuitization period.          --           --            --            4,507            --
                              --------        -----            --          -------         -----
       Net assets.........    $200,214        8,046            --          558,524         3,818
                              ========        =====            ==          =======         =====
Investments in
  securities, at cost.....    $195,335        7,470            --          489,383         3,854
                              ========        =====            ==          =======         =====
Shares outstanding........      11,396          196            --           20,940           201
                              ========        =====            ==          =======         =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2006

                                  PIMCO Variable Insurance Trust
                           ---------------------------------------------
                                             Long-Term
                             High Yield   U.S. Government  Total Return
                            Portfolio --   Portfolio --    Portfolio --
                           Administrative Administrative  Administrative
                            Class Shares   Class Shares    Class Shares
                           -------------- --------------- --------------
Assets:
Investments at fair
  market value (note 2b)..    $226,945        227,538       1,134,861
Dividend receivable.......       1,261            769           4,233
Receivable for units sold.      19,001         20,460          98,417
                              --------        -------       ---------
       Total assets.......     247,207        248,767       1,237,511
                              --------        -------       ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b)..          36             38             174
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..    $245,168        246,726       1,227,321
   Variable deferred
     annuity contract
     owners in the
     annuitization period.       2,003          2,003          10,016
                              --------        -------       ---------
       Net assets.........    $247,171        248,729       1,237,337
                              ========        =======       =========
Investments in
  securities, at cost.....    $222,928        231,530       1,139,601
                              ========        =======       =========
Shares outstanding........      27,212         21,816         112,140
                              ========        =======       =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2006

                                                                             Van Kampen
                                                                           Life Investment
                                     The Prudential Series Fund                 Trust
                           ----------------------------------------------- ---------------
                              Jennison                         Natural
                             20/20 Focus      Jennison        Resources       Comstock
                            Portfolio --    Portfolio --    Portfolio --    Portfolio --
                           Class II Shares Class II Shares Class II Shares Class II Shares
                           --------------- --------------- --------------- ---------------
Assets:
Investments at fair
  market value (note 2b)..    $510,878          1,568           7,596          121,829
Dividend receivable.......          --             --              --               --
Receivable for units sold.      45,079             --              --            9,598
                              --------          -----           -----          -------
       Total assets.......     555,957          1,568           7,596          131,427
                              --------          -----           -----          -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b)..          72             --               1               17
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..    $551,378          1,568           7,595          130,408
   Variable deferred
     annuity contract
     owners in the
     annuitization period.       4,507             --              --            1,002
                              --------          -----           -----          -------
       Net assets.........    $555,885          1,568           7,595          131,410
                              ========          =====           =====          =======
Investments in
  securities, at cost.....    $482,260          1,529           7,844          115,607
                              ========          =====           =====          =======
Shares outstanding........      32,314             76             167            8,288
                              ========          =====           =====          =======

                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                           Statements of Operations

                                                 AIM Variable     AllianceBernstein Variable Products
                                                Insurance Funds            Series Fund, Inc.
                                              ------------------- ---------------------------------------
                                                                  AllianceBernstein    AllianceBernstein
                                                   AIM V.I.          Growth and          International
                                                 International         Income                Value
                                                Growth Fund --      Portfolio --         Portfolio --
                          Consolidated Total   Series II shares        Class B              Class B
                          ------------------- ------------------- -----------------    -----------------
                          Period from July 28 Period from July 28
                                  to                  to
                           December 31, 2006   December 31, 2006  Period from July 28 to December 31, 2006
                          ------------------- ------------------- ---------------------------------------
Income -- Ordinary
  dividends..............      $171,667              4,336               --                     --
Expenses -- Mortality
  and expense risk
  charges (note 4a)......        53,630              1,978               --                  3,748
                               --------             ------               --                 ------
Net investment income
  (expense)..............       118,037              2,358               --                 (3,748)
                               --------             ------               --                 ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       104,181             14,073               --                 12,320
   Change in unrealized
     appreciation
     (depreciation)......       195,798             30,096               --                 66,897
   Capital gain
     distributions.......       155,047                 --               --                     --
                               --------             ------               --                 ------
Net realized and
  unrealized gain (loss)
  on investments.........       455,026             44,169               --                 79,217
                               --------             ------               --                 ------
Increase (decrease) in
  net assets from
  operations.............      $573,063             46,527               --                 75,469
                               ========             ======               ==                 ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                              Columbia Funds Variable Insurance
                                BlackRock Variable Series Funds, Inc.                      Trust I
                          -------------------------------------------------- ---------------------------------------
                             BlackRock        BlackRock        BlackRock     Columbia Marsico    Columbia Marsico
                               Basic            Global         Large Cap       Growth Fund,        International
                             Value V.I.    Allocation V.I.    Growth V.I.        Variable       Opportunities Fund,
                              Fund --          Fund --          Fund --         Series --       Variable Series --
                          Class III Shares Class III Shares Class III Shares     Class A              Class B
                          ---------------- ---------------- ---------------- ----------------   -------------------
                               Period from July 28 to December 31, 2006      Period from July 28 to December 31, 2006
                          -------------------------------------------------- ---------------------------------------
Income -- Ordinary
  dividends..............     $  5,185          31,023             --                --                3,261
Expenses -- Mortality
  and expense risk
  charges (note 4a)......          121           3,948             --                68                1,835
                              --------         -------             --             -----               ------
Net investment income
  (expense)..............        5,064          27,075             --               (68)               1,426
                              --------         -------             --             -----               ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        1,296          11,747             --                 3                 (861)
   Change in unrealized
     appreciation
     (depreciation)......      (20,101)        (41,811)            --             1,184               30,171
   Capital gain
     distributions.......       16,056          47,014             --                --                5,542
                              --------         -------             --             -----               ------
Net realized and
  unrealized gain (loss)
  on investments.........       (2,749)         16,950             --             1,187               34,852
                              --------         -------             --             -----               ------
Increase (decrease) in
  net assets from
  operations.............     $  2,315          44,025             --             1,119               36,278
                              ========         =======             ==             =====               ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                              Eaton Vance          Federated
                            Variable Trust     Insurance Series    Fidelity(R) Variable Insurance Products Fund
                          ------------------- ------------------- ----------------------------------------------
                                                   Federated            VIP             VIP             VIP
                                               High Income Bond      Balanced      Contrafund(R)      Mid Cap
                           VT Floating-Rate       Fund II --       Portfolio --    Portfolio --    Portfolio --
                              Income Fund       Service Shares    Service Class 2 Service Class 2 Service Class 2
                          ------------------- ------------------- --------------- --------------- ---------------
                          Period from July 28 Period from July 28
                                  to                  to
                           December 31, 2006   December 31, 2006     Period from July 28 to December 31, 2006
                          ------------------- ------------------- ----------------------------------------------
Income -- Ordinary
  dividends..............         $59                 --                  --           1,536             --
Expenses -- Mortality
  and expense risk
  charges (note 4a)......          10                 --                 947           1,123             45
                                  ---                 --               -----          ------            ---
Net investment income
  (expense)..............          49                 --                (947)            413            (45)
                                  ---                 --               -----          ------            ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............          --                 --                 131            (867)           (11)
   Change in unrealized
     appreciation
     (depreciation)......          --                 --               9,411          (5,500)           102
   Capital gain
     distributions.......          --                 --                  --          17,631             --
                                  ---                 --               -----          ------            ---
Net realized and
  unrealized gain (loss)
  on investments.........          --                 --               9,542          11,264             91
                                  ---                 --               -----          ------            ---
Increase (decrease) in
  net assets from
  operations.............         $49                 --               8,595          11,677             46
                                  ===                 ==               =====          ======            ===

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                          Franklin Templeton Variable Insurance Products Trust
                          ---------------------------------------------------
                                                                Templeton
                          Franklin Income    Mutual Shares        Growth
                            Securities         Securities       Securities
                              Fund --           Fund --          Fund --
                          Class 2 Shares     Class 2 Shares   Class 2 Shares
                          ---------------    --------------   --------------
                            Period from July 28 to December 31, 2006
                          ---------------------------------------------------
Income -- Ordinary
  dividends..............     $    --                --              --
Expenses -- Mortality
  and expense risk
  charges (note 4a)......       7,570             1,259             213
                              -------            ------           -----
Net investment income
  (expense)..............      (7,570)           (1,259)           (213)
                              -------            ------           -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      19,457             2,290              64
   Change in unrealized
     appreciation
     (depreciation)......      65,814            16,794           5,129
   Capital gain
     distributions.......          --                --              --
                              -------            ------           -----
Net realized and
  unrealized gain (loss)
  on investments.........      85,271            19,084           5,193
                              -------            ------           -----
Increase (decrease) in
  net assets from
  operations.............     $77,701            17,825           4,980
                              =======            ======           =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                             GE Investments Funds, Inc.
                          ----------------------------------------------------------------
                                    Money  Real Estate            Small-Cap  Total Return
                           Income   Market Securities  S&P 500(R)  Equity      Fund --
                            Fund     Fund     Fund     Index Fund   Fund    Class 3 shares
                          --------  ------ ----------- ---------- --------- --------------
                                      Period from July 28 to December 31, 2006
                          ----------------------------------------------------------------
Income -- Ordinary
  dividends.............. $ 25,702  8,082      4,730       --         144       56,042
Expenses -- Mortality
  and expense risk
  charges (note 4a)......    2,613  2,140        420       --          15        9,489
                          --------  -----    -------       --      ------       ------
Net investment income
  (expense)..............   23,089  5,942      4,310       --         129       46,553
                          --------  -----    -------       --      ------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    2,943     --      9,140       --          (1)      10,485
   Change in unrealized
     appreciation
     (depreciation)......  (17,402)    --    (31,839)      --      (2,571)       1,117
   Capital gain
     distributions.......       --     --     24,350       --       2,155       40,054
                          --------  -----    -------       --      ------       ------
Net realized and
  unrealized gain (loss)
  on investments.........  (14,459)    --      1,651       --        (417)      51,656
                          --------  -----    -------       --      ------       ------
Increase (decrease) in
  net assets from
  operations............. $  8,630  5,942      5,961       --        (288)      98,209
                          ========  =====    =======       ==      ======       ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                            Legg Mason
                                                         Partners Variable  MFS(R) Variable Insurance
                               Janus Aspen Series       Portfolios I, Inc.            Trust
                          ----------------------------  ------------------- ------------------------
                                                            Legg Mason         MFS(R)       MFS(R)
                                                         Partners Variable  Total Return  Utilities
                             Balanced        Forty         Total Return      Series --    Series --
                           Portfolio --   Portfolio --     Portfolio --       Service      Service
                          Service Shares Service Shares      Class II       Class Shares Class Shares
                          -------------- -------------- ------------------- ------------ ------------
                               Period from July 28      Period from July 28    Period from July 28
                                       to                       to                     to
                                December 31, 2006        December 31, 2006      December 31, 2006
                          ----------------------------  ------------------- ------------------------
Income -- Ordinary
  dividends..............     $1,921            199             227               --            --
Expenses -- Mortality
  and expense risk
  charges (note 4a)......        474          1,297              45              805           126
                              ------         ------             ---            -----        ------
Net investment income
  (expense)..............      1,447         (1,098)            182             (805)         (126)
                              ------         ------             ---            -----        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............          7          2,498               1               33        (1,946)
   Change in unrealized
     appreciation
     (depreciation)......        882         17,936             (11)           7,692         1,133
   Capital gain
     distributions.......         --             --             232               --            --
                              ------         ------             ---            -----        ------
Net realized and
  unrealized gain (loss)
  on investments.........        889         20,434             222            7,725          (813)
                              ------         ------             ---            -----        ------
Increase (decrease) in
  net assets from
  operations.............     $2,336         19,336             404            6,920          (939)
                              ======         ======             ===            =====        ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                              Oppenheimer Variable Account Funds
                          -------------------------------------------------------------------------
                                          Oppenheimer    Oppenheimer                   Oppenheimer
                           Oppenheimer      Capital         Global      Oppenheimer    Main Street
                             Balanced     Appreciation    Securities    Main Street     Small Cap
                            Fund/VA --     Fund/VA --     Fund/VA --     Fund/VA --     Fund/VA --
                          Service Shares Service Shares Service Shares Service Shares Service Shares
                          -------------- -------------- -------------- -------------- --------------
                                           Period from July 28 to December 31, 2006
                          -------------------------------------------------------------------------
Income -- Ordinary
  dividends..............     $   --           --             --               --           --
Expenses -- Mortality
  and expense risk
  charges (note 4a)......        467           34             --            2,331            2
                              ------          ---             --           ------          ---
Net investment income
  (expense)..............       (467)         (34)            --           (2,331)          (2)
                              ------          ---             --           ------          ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............          9            1             --            4,742           --
   Change in unrealized
     appreciation
     (depreciation)......      4,888          578             --           25,329          (36)
   Capital gain
     distributions.......         --           --             --               --           --
                              ------          ---             --           ------          ---
Net realized and
  unrealized gain (loss)
  on investments.........      4,897          579             --           30,071          (36)
                              ------          ---             --           ------          ---
Increase (decrease) in
  net assets from
  operations.............     $4,430          545             --           27,740          (38)
                              ======          ===             ==           ======          ===

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                 PIMCO Variable Insurance Trust
                          --------------------------------------------
                                            Long-Term
                            High Yield   U.S. Government  Total Return
                           Portfolio --   Portfolio --    Portfolio --
                          Administrative Administrative  Administrative
                           Class Shares   Class Shares    Class Shares
                          -------------- --------------- --------------
                            Period from July 28 to December 31, 2006
                          --------------------------------------------
Income -- Ordinary
  dividends..............     $4,110          5,153          19,957
Expenses -- Mortality
  and expense risk
  charges (note 4a)......      1,041          1,046           5,227
                              ------         ------          ------
Net investment income
  (expense)..............      3,069          4,107          14,730
                              ------         ------          ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        735            871           1,433
   Change in unrealized
     appreciation
     (depreciation)......      4,017         (3,992)         (4,740)
   Capital gain
     distributions.......         --          2,013              --
                              ------         ------          ------
Net realized and
  unrealized gain (loss)
  on investments.........      4,752         (1,108)         (3,307)
                              ------         ------          ------
Increase (decrease) in
  net assets from
  operations.............     $7,821          2,999          11,423
                              ======         ======          ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                              Van Kampen
                                                                            Life Investment
                                    The Prudential Series Fund                   Trust
                          ----------------------------------------------  -------------------
                             Jennison                         Natural
                            20/20 Focus      Jennison        Resources         Comstock
                           Portfolio --    Portfolio --    Portfolio --      Portfolio --
                          Class II Shares Class II Shares Class II Shares   Class II Shares
                          --------------- --------------- --------------- -------------------
                                                                          Period from July 28
                                                                                  to
                             Period from July 28 to December 31, 2006      December 31, 2006
                          ----------------------------------------------  -------------------
Income -- Ordinary
  dividends..............     $    --           --               --                 --
Expenses -- Mortality
  and expense risk
  charges (note 4a)......       2,331            3                6                853
                              -------           --             ----             ------
Net investment income
  (expense)..............      (2,331)          (3)              (6)              (853)
                              -------           --             ----             ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       5,749           --               --              7,839
   Change in unrealized
     appreciation
     (depreciation)......      28,618           39             (248)             6,222
   Capital gain
     distributions.......          --           --               --                 --
                              -------           --             ----             ------
Net realized and
  unrealized gain (loss)
  on investments.........      34,367           39             (248)            14,061
                              -------           --             ----             ------
Increase (decrease) in
  net assets from
  operations.............     $32,036           36             (254)            13,208
                              =======           ==             ====             ======



                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                      Statements of Changes in Net Assets

                                                     AIM Variable     AllianceBernstein Variable Products
                                                    Insurance Funds            Series Fund, Inc.
                                                  ------------------- ----------------------------------
                                                                      AllianceBernstein AllianceBernstein
                                                       AIM V.I.          Growth and       International
                                                     International         Income             Value
                                                    Growth Fund --      Portfolio --      Portfolio --
                              Consolidated Total   Series II shares        Class B           Class B
                              ------------------- ------------------- ----------------- -----------------
                              Period from July 28 Period from July 28         Period from July 28
                                      to                  to                          to
                               December 31, 2006   December 31, 2006           December 31, 2006
                              ------------------- ------------------- ----------------------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     $   118,037             2,358                --              (3,748)
   Net realized gain
     (loss) on
     investments.............         104,181            14,073                --              12,320
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............         195,798            30,096                --              66,897
   Capital gain
     distributions...........         155,047                --                --                  --
                                  -----------           -------            ------           ---------
       Increase
         (decrease) in
         net assets from
         operations..........         573,063            46,527                --              75,469
                                  -----------           -------            ------           ---------
From capital
  transactions:
   Net premiums..............      15,187,279           431,222             3,096           1,011,625
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Surrenders..............        (293,068)           (8,230)               --             (19,130)
     Transfers (to) from
       the Guarantee
       Account...............         364,755             5,598                --              10,903
     Transfers (to) from
       other subaccounts.....              --            74,619            (3,096)            (29,175)
                                  -----------           -------            ------           ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............      15,258,966           503,209                --             974,223
                                  -----------           -------            ------           ---------
Net assets at end of
  period.....................     $15,832,029           549,736                --           1,049,692
                                  ===========           =======            ======           =========
Changes in units (note
  5):
   Units purchased...........       2,513,445            90,812               272             170,746
   Units redeemed............      (1,099,117)          (46,026)             (272)            (85,465)
                                  -----------           -------            ------           ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the year or
     lesser period ended
     December 31, 2006.......       1,414,328            44,786                --              85,281
                                  ===========           =======            ======           =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                    Columbia Funds Variable        Eaton Vance
                            BlackRock Variable Series Funds, Inc.      Insurance Trust I         Variable Trust
                            -----------------------------------   ---------------------------  -------------------
                                                                  Columbia       Columbia
                            BlackRock    BlackRock    BlackRock    Marsico       Marsico
                              Basic        Global     Large Cap    Growth     International
                            Value V.I.   Allocation     Growth      Fund,     Opportunities
                             Fund --    V.I. Fund -- V.I. Fund -- Variable        Fund,
                            Class III    Class III    Class III   Series -- Variable Series --  VT Floating-Rate
                              Shares       Shares       Shares     Class A       Class B           Income Fund
                            ----------  ------------ ------------ --------- ------------------ -------------------
                                    Period from July 28               Period from July 28      Period from July 28
                                             to                                to                      to
                                     December 31, 2006                 December 31, 2006        December 31, 2006
                            -----------------------------------   ---------------------------  -------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............  $  5,064       27,075          --        (68)         1,426                 49
 Net realized gain
   (loss) on investments...     1,296       11,747          --          3           (861)                --
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............   (20,101)     (41,811)         --      1,184         30,171                 --
 Capital gain
   distributions...........    16,056       47,014          --         --          5,542                 --
                             --------    ---------      ------     ------        -------             ------
    Increase (decrease)
     in net assets from
     operations............     2,315       44,025          --      1,119         36,278                 49
                             --------    ---------      ------     ------        -------             ------
From capital
 transactions:
 Net premiums..............        --    1,141,593       1,548     11,250        503,360                (15)
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity (note 1):
   Surrenders..............        --      (61,443)         --         --         (9,605)                --
   Transfers (to) from
    the Guarantee Account..    23,147       55,451          --     23,134         22,670             10,785
   Transfers (to) from
    other subaccounts......   170,554      (10,355)     (1,548)        --        (93,290)                --
                             --------    ---------      ------     ------        -------             ------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................   193,701    1,125,246          --     34,384        423,135             10,770
                             --------    ---------      ------     ------        -------             ------
Net assets at end of
 period....................  $196,016    1,169,271          --     35,503        459,413             10,819
                             ========    =========      ======     ======        =======             ======
Changes in units (note
 5):
 Units purchased...........    31,390      164,169         141      3,264         73,814              2,544
 Units redeemed............   (14,682)     (58,812)       (141)        --        (35,445)            (1,490)
                             --------    ---------      ------     ------        -------             ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the year or
   lesser period ended
   December 31, 2006.......    16,708      105,357          --      3,264         38,369              1,054
                             ========    =========      ======     ======        =======             ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                 Federated
                             Insurance Series    Fidelity(R) Variable Insurance Products Fund
                            ------------------- ----------------------------------------------
                              Federated High          VIP             VIP             VIP
                                Income Bond        Balanced      Contrafund(R)      Mid Cap
                                Fund II --       Portfolio --    Portfolio --    Portfolio --
                              Service Shares    Service Class 2 Service Class 2 Service Class 2
                            ------------------- --------------- --------------- ---------------
                            Period from July 28               Period from July 28
                                    to                                to
                             December 31, 2006                 December 31, 2006
                            ------------------- ----------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............       $    --              (947)            413            (45)
 Net realized gain
   (loss) on investments...            --               131            (867)           (11)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............            --             9,411          (5,500)           102
 Capital gain
   distributions...........            --                --          17,631             --
                                  -------           -------         -------         ------
    Increase (decrease)
     in net assets from
     operations............            --             8,595          11,677             46
                                  -------           -------         -------         ------
From capital
 transactions:
 Net premiums..............         1,548           242,600         306,673         12,313
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity (note 1):
   Surrenders..............            --            (1,367)         (5,479)            --
   Transfers (to) from
    the Guarantee Account..            --              (140)          2,014         23,117
   Transfers (to) from
    other subaccounts......        (1,548)              287         (45,526)        (2,322)
                                  -------           -------         -------         ------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................            --           241,380         257,682         33,108
                                  -------           -------         -------         ------
Net assets at end of
 period....................       $    --           249,975         269,359         33,154
                                  =======           =======         =======         ======
Changes in units (note
 5):
 Units purchased...........           146            23,118          45,279          3,375
 Units redeemed............          (146)             (248)        (20,671)          (341)
                                  -------           -------         -------         ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the year or
   lesser period ended
   December 31, 2006.......            --            22,870          24,608          3,034
                                  =======           =======         =======         ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               Franklin Templeton Variable
                                Insurance Products Trust
                            --------------------------------
                             Franklin     Mutual   Templeton
                              Income      Shares     Growth
                            Securities  Securities Securities
                             Fund --     Fund --    Fund --
                             Class 2     Class 2    Class 2
                              Shares      Shares     Shares
                            ----------  ---------- ----------
                                   Period from July 28
                                           to
                                    December 31, 2006
                            --------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $   (7,570)   (1,259)      (213)
 Net realized gain
   (loss) on investments...     19,457     2,290         64
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............     65,814    16,794      5,129
 Capital gain
   distributions...........         --        --         --
                            ----------   -------     ------
    Increase (decrease)
     in net assets from
     operations............     77,701    17,825      4,980
                            ----------   -------     ------
From capital
 transactions:
 Net premiums..............  2,547,082   386,878     88,643
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity (note 1):
   Surrenders..............    (25,354)   (5,472)        --
   Transfers (to) from
    the Guarantee Account..     24,549     2,731        389
   Transfers (to) from
    other subaccounts......     42,659   (57,415)        --
                            ----------   -------     ------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................  2,588,936   326,722     89,032
                            ----------   -------     ------
Net assets at end of
 period.................... $2,666,637   344,547     94,012
                            ==========   =======     ======
Changes in units (note
 5):
 Units purchased...........    352,837    52,202      8,379
 Units redeemed............   (114,995)  (21,872)      (317)
                            ----------   -------     ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the year or
   lesser period ended
   December 31, 2006.......    237,842    30,330      8,062
                            ==========   =======     ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                            GE Investments Funds, Inc.
                            ----------------------------------------------------------
                                                                               Total
                                                   Real     S&P               Return
                                       Money      Estate   500(R)  Small-Cap  Fund --
                             Income    Market   Securities Index    Equity    Class 3
                              Fund      Fund       Fund     Fund     Fund     shares
                            --------  --------  ---------- ------  --------- ---------
                                     Period from July 28 to December 31, 2006
                            ----------------------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $ 23,089     5,942     4,310       --      129      46,553
 Net realized gain
   (loss) on investments...    2,943        --     9,140       --       (1)     10,485
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............  (17,402)       --   (31,839)      --   (2,571)      1,117
 Capital gain
   distributions...........       --        --    24,350       --    2,155      40,054
                            --------  --------   -------   ------   ------   ---------
    Increase (decrease)
     in net assets from
     operations............    8,630     5,942     5,961       --     (288)     98,209
                            --------  --------   -------   ------   ------   ---------
From capital
 transactions:
 Net premiums..............  716,865   142,253     1,600    2,322       --   3,086,442
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity (note 1):
   Surrenders..............  (13,617)   (2,717)       --       --       --     (68,004)
   Transfers (to) from
    the Guarantee Account..    6,005     1,346    17,420       --   19,278      57,315
   Transfers (to) from
    other subaccounts......  (98,574)  335,646   159,116   (2,322)      --       9,884
                            --------  --------   -------   ------   ------   ---------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............  610,679   476,528   178,136       --   19,278   3,085,637
                            --------  --------   -------   ------   ------   ---------
Net assets at end of
 period.................... $619,309   482,470   184,097       --   18,990   3,183,846
                            ========  ========   =======   ======   ======   =========
Changes in units (note
 5):
 Units purchased...........  120,900   205,085    34,640      206    1,696     377,596
 Units redeemed............  (61,381) (157,738)  (19,636)    (206)      --     (93,196)
                            --------  --------   -------   ------   ------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the year or
   lesser period ended
   December 31, 2006.......   59,519    47,347    15,004       --    1,696     284,400
                            ========  ========   =======   ======   ======   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                              Legg Mason
                                                           Partners Variable  MFS(R) Variable Insurance
                                 Janus Aspen Series       Portfolios I, Inc.            Trust
                            ----------------------------  ------------------- ------------------------
                                                              Legg Mason         MFS(R)       MFS(R)
                                                           Partners Variable  Total Return  Utilities
                               Balanced        Forty         Total Return      Series --    Series --
                             Portfolio --   Portfolio --     Portfolio --       Service      Service
                            Service Shares Service Shares      Class II       Class Shares Class Shares
                            -------------- -------------- ------------------- ------------ ------------
                                 Period from July 28      Period from July 28    Period from July 28
                                         to                       to                     to
                                  December 31, 2006        December 31, 2006      December 31, 2006
                            ----------------------------  ------------------- ------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............    $  1,447        (1,098)             182             (805)        (126)
 Net realized gain
   (loss) on investments...           7         2,498                1               33       (1,946)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............         882        17,936              (11)           7,692        1,133
 Capital gain
   distributions...........          --            --              232               --           --
                               --------       -------           ------          -------      -------
    Increase (decrease)
     in net assets from
     operations............       2,336        19,336              404            6,920         (939)
                               --------       -------           ------          -------      -------
From capital
 transactions:
 Net premiums..............     204,126       357,296           12,785          287,524       15,087
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity (note 1):
   Surrenders..............          --        (6,871)              --             (237)          --
   Transfers (to) from
    the Guarantee Account..         316         2,153              (11)             266       15,453
   Transfers (to) from
    other subaccounts......       1,224       (63,920)              (4)              88      161,554
                               --------       -------           ------          -------      -------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................     205,666       288,658           12,770          287,641      192,094
                               --------       -------           ------          -------      -------
Net assets at end of
 period....................    $208,002       307,994           13,174          294,561      191,155
                               ========       =======           ======          =======      =======
Changes in units (note
 5):
 Units purchased...........      18,945        56,862            1,195           26,758       29,812
 Units redeemed............          (8)      (29,875)              (2)             (55)     (14,372)
                               --------       -------           ------          -------      -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the year or
   lesser period ended
   December 31, 2006.......      18,937        26,987            1,193           26,703       15,440
                               ========       =======           ======          =======      =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                         Oppenheimer Variable Account Funds
                            -----------------------------------------------------------
                                        Oppenheimer  Oppenheimer             Oppenheimer
                            Oppenheimer   Capital      Global    Oppenheimer Main Street
                             Balanced   Appreciation Securities  Main Street  Small Cap
                            Fund/VA --   Fund/VA --  Fund/VA --  Fund/VA --  Fund/VA --
                              Service     Service      Service     Service     Service
                              Shares       Shares      Shares      Shares      Shares
                            ----------- ------------ ----------- ----------- -----------
                                      Period from July 28 to December 31, 2006
                            -----------------------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............  $   (467)       (34)          --       (2,331)        (2)
 Net realized gain
   (loss) on investments...         9          1           --        4,742         --
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............     4,888        578           --       25,329        (36)
 Capital gain
   distributions...........        --         --           --           --         --
                             --------      -----       ------     --------      -----
    Increase (decrease)
     in net assets from
     operations............     4,430        545           --       27,740        (38)
                             --------      -----       ------     --------      -----
From capital
 transactions:
 Net premiums..............   195,376      7,500        1,548      645,292         --
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity (note 1):
   Surrenders..............        --         --           --      (12,305)        --
   Transfers (to) from
    the Guarantee Account..       411          1           --        4,211      3,856
   Transfers (to) from
    other subaccounts......        (3)        --       (1,548)    (106,414)        --
                             --------      -----       ------     --------      -----
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................   195,784      7,501           --      530,784      3,856
                             --------      -----       ------     --------      -----
Net assets at end of
 period....................  $200,214      8,046           --      558,524      3,818
                             ========      =====       ======     ========      =====
Changes in units (note
 5):
 Units purchased...........    18,021        737          135       95,109        346
 Units redeemed............       (11)        --         (135)     (45,631)        --
                             --------      -----       ------     --------      -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the year or
   lesser period ended
   December 31, 2006.......    18,010        737           --       49,478        346
                             ========      =====       ======     ========      =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                   PIMCO Variable Insurance Trust
                            -------------------------------------------
                                             Long-Term
                                                U.S.
                              High Yield     Government    Total Return
                             Portfolio --   Portfolio --   Portfolio --
                            Administrative Administrative Administrative
                             Class Shares   Class Shares   Class Shares
                            -------------- -------------- --------------
                              Period from July 28 to December 31, 2006
                            -------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............    $  3,069         4,107          14,730
 Net realized gain
   (loss) on investments...         735           871           1,433
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............       4,017        (3,992)         (4,740)
 Capital gain
   distributions...........          --         2,013              --
                               --------       -------       ---------
    Increase (decrease)
     in net assets from
     operations............       7,821         2,999          11,423
                               --------       -------       ---------
From capital
 transactions:
 Net premiums..............     285,670       289,031       1,433,809
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity (note 1):
   Surrenders..............      (5,444)       (5,461)        (27,234)
   Transfers (to) from
    the Guarantee Account..       2,634         1,984          11,954
   Transfers (to) from
    other subaccounts......     (43,510)      (39,824)       (192,615)
                               --------       -------       ---------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................     239,350       245,730       1,225,914
                               --------       -------       ---------
Net assets at end of
 period....................    $247,171       248,729       1,237,337
                               ========       =======       =========
Changes in units (note
 5):
 Units purchased...........      46,277        46,682         241,144
 Units redeemed............     (23,216)      (23,244)       (122,206)
                               --------       -------       ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the year or
   lesser period ended
   December 31, 2006.......      23,061        23,438         118,938
                               ========       =======       =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                              Van Kampen Life
                                      The Prudential Series Fund             Investment Trust
                            ----------------------------------------------  -------------------
                            Jennison 20/20                      Natural
                                 Focus         Jennison        Resources         Comstock
                             Portfolio --    Portfolio --    Portfolio --      Portfolio --
                            Class II Shares Class II Shares Class II Shares   Class II Shares
                            --------------- --------------- --------------- -------------------
                                          Period from July 28               Period from July 28
                                                  to                                to
                                           December 31, 2006                 December 31, 2006
                            ----------------------------------------------  -------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............    $  (2,331)           (3)             (6)              (853)
 Net realized gain
   (loss) on investments...        5,749            --              --              7,839
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............       28,618            39            (248)             6,222
 Capital gain
   distributions...........           --            --              --                 --
                               ---------         -----          ------            -------
    Increase (decrease)
     in net assets from
     operations............       32,036            36            (254)            13,208
                               ---------         -----          ------            -------
From capital
 transactions:
 Net premiums..............      645,274            --           9,140            158,923
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity (note 1):
   Surrenders..............      (12,366)           --              --             (2,732)
   Transfers (to) from
    the Guarantee Account..        2,323         1,532           7,709              4,251
   Transfers (to) from
    other subaccounts......     (111,382)           --          (9,000)           (42,240)
                               ---------         -----          ------            -------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................      523,849         1,532           7,849            118,202
                               ---------         -----          ------            -------
Net assets at end of
 period....................    $ 555,885         1,568           7,595            131,410
                               =========         =====          ======            =======
Changes in units (note
 5):
 Units purchased...........       94,964           143           1,471             72,233
 Units redeemed............      (45,969)           --            (796)           (60,517)
                               ---------         -----          ------            -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the year or
   lesser period ended
   December 31, 2006.......       48,995           143             675             11,716
                               =========         =====          ======            =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                         Notes to Financial Statements

                               December 31, 2006

(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 2 ("Separate Account") is a separate investment account established on June 5, 2002 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLAIC, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple Subaccounts for the Separate Account available under each contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct.

   The Separate Account has been registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Separate Account.

   Effective July 28, 2006, the following portfolios were added to the Separate
Account:

AIM Variable Insurance Funds                                  BlackRock Variable Series Funds, Inc.
  AIM V.I. Basic Value Fund -- Series II shares                 BlackRock Basic Value V.I. Fund -- Class III Shares
  AIM V.I. Capital Appreciation Fund -- Series I shares         BlackRock Global Allocation V.I. Fund -- Class III Shares
  AIM V.I. Core Equity Fund -- Series I shares                  BlackRock Large Cap Growth V.I. Fund -- Class III Shares
  AIM V.I. International Growth Fund -- Series II shares        BlackRock Value Opportunities V.I. Fund -- Class III
AllianceBernstein Variable Products Series Fund, Inc.            Shares
  AllianceBernstein Global Technology Portfolio -- Class B    Columbia Funds Variable Insurance Trust I
  AllianceBernstein Growth and Income Portfolio -- Class B      Columbia Marsico Growth Fund, Variable Series -- Class A
  AllianceBernstein International Value Portfolio -- Class B    Columbia Marsico International Opportunities Fund,
  AllianceBernstein Large Cap Growth Portfolio -- Class B        Variable Series -- Class B
  AllianceBernstein Small Cap Growth Portfolio -- Class B     Eaton Vance Variable Trust
American Century Variable Portfolios II, Inc.                   VT Floating-Rate Income Fund
  VP Inflation Protection Fund -- Class II                      VT Worldwide Health Sciences Fund
                                                              Evergreen Variable Annuity Trust
                                                                Evergreen VA Omega Fund -- Class 2

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2006

Federated Insurance Series                                    Legg Mason Partners Variable Portfolios II
  Federated High Income Bond Fund II -- Service Shares          Legg Mason Partners Variable Aggressive Growth Portfolio
  Federated Kaufmann Fund II -- Service Shares                   -- Class II
Fidelity(R) Variable Insurance Products Fund                  MFS(R) Variable Insurance Trust
  VIP Balanced Portfolio -- Service Class 2                     MFS(R) Investors Growth Stock Series -- Service
  VIP Contrafund(R) Portfolio -- Service Class 2                 Class Shares
  VIP Dynamic Capital Appreciation Portfolio -- Service         MFS(R) Investors Trust Series -- Service Class Shares
   Class 2                                                      MFS(R) Total Return Series -- Service Class Shares
  VIP Equity-Income Portfolio -- Service Class 2                MFS(R) Utilities Series -- Service Class Shares
  VIP Growth & Income Portfolio -- Service Class 2            Oppenheimer Variable Account Funds
  VIP Growth Portfolio -- Service Class 2                       Oppenheimer Balanced Fund/VA -- Service Shares
  VIP Mid Cap Portfolio -- Service Class 2                      Oppenheimer Capital Appreciation Fund/VA -- Service Shares
  VIP Value Strategies Portfolio -- Service Class 2             Oppenheimer Global Securities Fund/VA -- Service Shares
Franklin Templeton Variable Insurance Products Trust            Oppenheimer Main Street Fund/VA -- Service Shares
  Franklin Income Securities Fund -- Class 2 Shares             Oppenheimer Main Street Small Cap Fund/VA -- Service
  Mutual Shares Securities Fund -- Class 2 Shares                Shares
  Templeton Growth Securities Fund -- Class 2 Shares            Oppenheimer MidCap Fund/VA -- Service Shares
GE Investments Funds, Inc.                                    PIMCO Variable Insurance Trust
  Income Fund                                                   All Asset Portfolio -- Advisor Class Shares
  Mid-Cap Equity Fund                                           High Yield Portfolio -- Administrative Class Shares
  Money Market Fund                                             Long-Term U.S. Government Portfolio -- Administrative
  Premier Growth Equity Fund                                     Class Shares
  Real Estate Securities Fund                                   Low Duration Portfolio -- Administrative Class Shares
  S&P 500(R) Index Fund                                         Total Return Portfolio -- Administrative Class Shares
  Small-Cap Equity Fund                                       The Prudential Series Fund
  Total Return Fund -- Class 3 shares                           Jennison 20/20 Focus Portfolio -- Class II Shares
  U.S. Equity Fund                                              Jennison Portfolio -- Class II Shares
  Value Equity Fund                                             Natural Resources Portfolio -- Class II Shares
Janus Aspen Series                                            Van Kampen Life Investment Trust
  Balanced Portfolio -- Service Shares                          Comstock Portfolio -- Class II Shares
  Forty Portfolio -- Service Shares                             Strategic Growth Portfolio -- Class II Shares
Legg Mason Partners Variable Portfolios I, Inc.
  Legg Mason Partners Variable All Cap Portfolio -- Class II
  Legg Mason Partners Variable Total Return Portfolio --
   Class II

   As of December 31, 2006, the following portfolios were available but not shown on the financial statements due to not having had any activity since inception:

AIM Variable Insurance Funds                                 American Century Variable Portfolios II, Inc.
  AIM V.I. Basic Value Fund -- Series II shares                VP Inflation Protection Fund -- Class II
  AIM V.I. Capital Appreciation Fund -- Series I share       BlackRock Variable Series Funds, Inc.
  AIM V.I. Core Equity Fund -- Series I shares                 BlackRock Value Opportunities V.I. Fund --
AllianceBernstein Variable Products Series Fund, Inc.           Class III Shares
  AllianceBernstein Global Technology Portfolio -- Class B   Eaton Vance Variable Trust
  AllianceBernstein Large Cap Growth Portfolio -- Class B      VT Worldwide Health Sciences Fund
  AllianceBernstein Small Cap Growth Portfolio -- Class B    Evergreen Variable Annuity Trust
                                                               Evergreen VA Omega Fund -- Class 2

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2006

Federated Insurance Series                                    Legg Mason Partners Variable Portfolios II
  Federated Kaufmann Fund II -- Service Shares                  Legg Mason Partners Variable Aggressive Growth Portfolio
Fidelity(R) Variable Insurance Products Fund                     -- Class II
  VIP Dynamic Capital Appreciation Portfolio -- Service       MFS(R) Variable Insurance Trust
   Class 2                                                      MFS(R) Investors Growth Stock Series -- Service
  VIP Equity-Income Portfolio -- Service Class 2                 Class Shares
  VIP Growth & Income Portfolio -- Service Class 2              MFS(R) Investors Trust Series -- Service Class Shares
  VIP Growth Portfolio -- Service Class 2                     Oppenheimer Variable Account Funds
  VIP Value Strategies Portfolio -- Service Class 2             Oppenheimer MidCap Fund/VA -- Service Shares
GE Investments Funds, Inc.                                    PIMCO Variable Insurance Trust
  Mid-Cap Equity Fund                                           All Asset Portfolio -- Advisor Class Shares
  Premier Growth Equity Fund                                    Low Duration Portfolio -- Administrative Class Shares
  U.S. Equity Fund                                            Van Kampen Life Investment Trust
  Value Equity Fund                                             Strategic Growth Portfolio -- Class II Shares
Legg Mason Partners Variable Portfolios I, Inc.
  Legg Mason Partners Variable All Cap Portfolio -- Class II

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (U.S. GAAP). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of Subaccounts based on the annuity contract through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4 (a) below.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2006


(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2006 were:

                                                                                Cost of    Proceeds
                                                                                 Shares      from
Fund/Portfolio                                                                  Acquired  Shares Sold
--------------                                                                 ---------- -----------
AIM Variable Insurance Funds
 AIM V.I. International Growth Fund -- Series II shares....................... $1,003,268 $  524,731
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Portfolio -- Class B.....................      3,107      3,107
 AllianceBernstein International Value Portfolio -- Class B...................  1,876,772    969,628
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund -- Class III Shares..........................    365,136    171,550
 BlackRock Global Allocation V.I. Fund -- Class III Shares....................  1,754,458    651,225
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares.....................      1,556      1,556
Columbia Funds Variable Insurance Trust I
 Columbia Marsico Growth Fund, Variable Series -- Class A.....................     34,382         63
 Columbia Marsico International Opportunities Fund, Variable Series -- Class B    785,607    385,511
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund.................................................     25,983     15,191
Federated Insurance Series
 Federated High Income Bond Fund II -- Service Shares.........................      1,552      1,552
Fidelity(R) Variable Insurance Products Fund
 VIP Balanced Portfolio -- Service Class 2....................................    243,996      3,549
 VIP Contrafund(R) Portfolio -- Service Class 2...............................    470,815    214,743
 VIP Mid Cap Portfolio -- Service Class 2.....................................     36,769      3,707
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares............................  3,837,040  1,273,101
 Mutual Shares Securities Fund -- Class 2 Shares..............................    540,760    234,583
 Templeton Growth Securities Fund -- Class 2 Shares...........................     92,414      3,592
GE Investments Funds, Inc.
 Income Fund..................................................................  1,217,575    632,616
 Money Market Fund............................................................  2,073,403  1,602,667
 Real Estate Securities Fund..................................................    442,145    235,344
 S&P 500(R) Index Fund........................................................      2,332      2,332
 Small-Cap Equity Fund........................................................     21,575         13
 Total Return Fund -- Class 3 shares..........................................  4,179,735  1,024,734
Janus Aspen Series
 Balanced Portfolio -- Service Shares.........................................    207,656        534
 Forty Portfolio -- Service Shares............................................    575,855    313,512
Legg Mason Partners Variable Portfolios I, Inc.
 Legg Mason Partners Variable Total Return Portfolio -- Class II..............     13,247         63
MFS(R) Variable Insurance Trust
 MFS(R) Total Return Series -- Service Class Shares...........................    288,222      1,372
 MFS(R) Utilities Series -- Service Class Shares..............................    368,784    176,808
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA -- Service Shares...............................    195,885        560
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares...................      7,500         31
 Oppenheimer Global Securities Fund/VA -- Service Shares......................      1,557      1,557

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2006

                                                                     Cost of    Proceeds
                                                                      Shares      from
Fund/Portfolio                                                       Acquired  Shares Sold
--------------                                                      ---------- -----------
 Oppenheimer Main Street Fund/VA -- Service Shares................. $  971,368 $  486,726
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares.......      3,855          1
PIMCO Variable Insurance Trust
 High Yield Portfolio -- Administrative Class Shares...............    463,305    241,114
 Long-Term U.S. Government Portfolio -- Administrative Class Shares    476,156    245,496
 Total Return Portfolio -- Administrative Class Shares.............  2,403,451  1,265,284
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio -- Class II Shares.................    965,315    488,807
 Jennison Portfolio -- Class II Shares.............................      1,531          2
 Natural Resources Portfolio -- Class II Shares....................     16,733      8,888
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares.............................    772,130    664,362

(4)Related Party Transactions

  (a) Genworth Life and Annuity Insurance Company

   Net premium payments transferred from GLAIC represent gross premium payments recorded by GLAIC on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. The deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate premium payments to a Guarantee Account that is part of the general account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the Subaccounts of the Separate Account and in certain instances transfer amounts from the Subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes as well as any additional benefits provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net asset value. Section (6) of these notes demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

  (c) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2006


  (d) General Electric Company

   GE Investments Funds, Inc. and GE Asset Management, Incorporated were considered a related party to GLAIC until December 7, 2005, since General Electric Company (the ultimate parent of GE Investments Funds, Inc. and GE Asset Management) held greater than 25% of our indirect parent Genworth Financial, Inc. (Genworth). On December 7, 2005, General Electric Company ("GE") sold 38 million shares of Genworth Class A Common Stock. As a result, GE's common stock ownership of Genworth was reduced to approximately 18%. Consequently, GLAIC and CBC are no longer considered affiliated with GE Asset Management Incorporated and the GE Investments Funds, Inc. Subsequently on March 8, 2006, GE sold its remaining holdings of Genworth Class A Common Stock to the public. Concurrently with the sale of the remaining Genworth Class A Common Stock to the public, Genworth repurchased 15 million shares of Genworth Class B Common Stock directly from GE. At the close of business on March 8, 2006, GE no longer held any shares of Genworth common stock. As of December 31, 2006 the only investors in the GE Investments Funds, Inc. were the Separate Account, other GLAIC separate accounts, as well as separate accounts of insurance companies affiliated with GLAIC.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by Subaccount from capital transactions for the period ended December 31, 2006 is reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLAIC offers several variable annuity products through the Subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the period ended December 31, 2006 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Financial highlights are only disclosed for Subaccounts that had outstanding units as of December 31, 2006 and were available to contract owners during 2006.

                                                              Net   Expenses as a  Investment
                                                             Assets % of Average     Income
                                       Units    Unit Value    000s  Net Assets(1)   Ratio(2)  Total Return(3)
                                       ------ -------------- ------ -------------- ---------- ----------------
AIM Variable Insurance Funds
 AIM V.I. International Growth Fund --
   Series II shares
   2006............................... 44,786 12.30 to 12.24   550  1.15% to 2.10%   1.25%    15.64% to 15.17%
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein International Value
   Portfolio -- Class B
   2006............................... 85,282 12.34 to 12.28 1,050  1.15% to 2.10%   0.00%    16.08% to 15.61%
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund --
   Class III Shares
   2006............................... 16,708 11.73 to 11.67   196  1.15% to 2.10%   3.37%    13.47% to 13.01%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2006

                                                                Net   Expenses as a  Investment
                                                               Assets % of Average     Income
                                         Units    Unit Value    000s  Net Assets(1)   Ratio(2)  Total Return(3)
                                        ------- -------------- ------ -------------- ---------- ----------------
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2006................................ 105,358 11.14 to 11.08 1,169  1.15% to 2.10%   5.02%      7.95% to 7.51%
Columbia Funds Variable Insurance
  Trust I
 Columbia Marsico Growth Fund,
   Variable Series -- Class A
   2006................................   3,264 10.88 to 10.83    36  1.15% to 2.10%   0.00%     10.07% to 9.62%
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2006................................  38,370 12.01 to 11.95   459  1.15% to 2.10%   1.12%    15.25% to 14.78%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2006................................   1,054 10.27 to 10.21    11  1.15% to 2.10%   0.46%      2.25% to 1.83%
Fidelity(R) Variable Insurance Products
  Fund
 VIP Balanced Portfolio -- Service
   Class 2
   2006................................  22,871 10.97 to 10.91   250  1.15% to 2.10%   0.00%      7.81% to 7.37%
 VIP Contrafund(R) Portfolio -- Service
   Class 2
   2006................................  24,607 10.98 to 10.92   269  1.15% to 2.10%   0.85%      8.30% to 7.86%
 VIP Mid Cap Portfolio -- Service
   Class 2
   2006................................   3,034 10.93 to 10.87    33  1.15% to 2.10%   0.00%      6.98% to 6.54%
Franklin Templeton Variable Insurance
  Products Trust
 Franklin Income Securities Fund --
   Class 2 Shares
   2006................................ 237,842 11.25 to 11.19 2,667  1.15% to 2.10%   0.00%      7.97% to 7.53%
 Mutual Shares Securities Fund --
   Class 2 Shares
   2006................................  30,331 11.39 to 11.33   345  1.15% to 2.10%   0.00%    10.71% to 10.26%
 Templeton Growth Securities Fund --
   Class 2 Shares
   2006................................   8,062 11.67 to 11.61    94  1.15% to 2.10%   0.00%    12.43% to 11.97%
GE Investments Funds, Inc.
 Income Fund
   2006................................  59,519 10.44 to 10.38   619  1.15% to 2.10%   6.17%      3.17% to 2.75%
 Money Market Fund
   2006................................  47,346 10.20 to 10.15   482  1.15% to 2.10%   1.78%      1.58% to 1.16%
 Real Estate Securities Fund
   2006................................  15,003 12.27 to 12.21   184  1.15% to 2.10%   3.41%    14.08% to 13.62%
 Small-Cap Equity Fund
   2006................................   1,696 11.20 to 11.14    19  1.15% to 2.10%   0.76%    11.94% to 11.49%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2006

                                                            Net   Expenses as a  Investment
                                                           Assets % of Average     Income
                                     Units    Unit Value    000s  Net Assets(1)   Ratio(2)  Total Return(3)
                                    ------- -------------- ------ -------------- ---------- ----------------
 Total Return Fund -- Class 3
   shares
   2006............................ 284,399 11.23 to 11.18 3,184  1.15% to 2.10%   4.24%      9.28% to 8.84%
Janus Aspen Series
 Balanced Portfolio -- Service
   Shares
   2006............................  18,937 11.01 to 10.96   208  1.15% to 2.10%   1.75%      8.37% to 7.93%
 Forty Portfolio -- Service Shares
   2006............................  26,987 11.45 to 11.39   308  1.15% to 2.10%   0.10%    11.39% to 10.94%
Legg Mason Partners Variable
  Portfolios I, Inc.
 Legg Mason Partners Variable Total
   Return Portfolio -- Class II
   2006............................   1,193 11.08 to 11.03    13  1.15% to 2.10%   1.85%      8.77% to 8.33%
MFS(R) Variable Insurance Trust
 MFS(R) Total Return Series --
   Service Class Shares
   2006............................  26,703 11.06 to 11.01   295  1.15% to 2.10%   0.00%      7.93% to 7.49%
 MFS(R) Utilities Series -- Service
   Class Shares
   2006............................  15,439 12.38 to 12.32   191  1.15% to 2.10%   0.00%    16.13% to 15.65%
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/VA --
   Service Shares
   2006............................  18,010 11.14 to 11.09   200  1.15% to 2.10%   0.00%     10.38% to 9.93%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2006............................     737 10.94 to 10.88     8  1.15% to 2.10%   0.00%    10.66% to 10.21%
 Oppenheimer Main Street
   Fund/VA -- Service Shares
   2006............................  49,478 11.32 to 11.26   559  1.15% to 2.10%   0.00%      9.98% to 9.54%
 Oppenheimer Main Street Small
   Cap Fund/VA -- Service Shares
   2006............................     346 11.03 to 10.97     4  1.15% to 2.10%   0.00%    10.84% to 10.39%
PIMCO Variable Insurance Trust
 High Yield Portfolio --
   Administrative Class Shares
   2006............................  23,062 10.75 to 10.70   247  1.15% to 2.10%   2.48%      6.04% to 5.61%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2006............................  23,437 10.64 to 10.59   249  1.15% to 2.10%   3.09%      3.99% to 3.57%
 Total Return Portfolio --
   Administrative Class Shares
   2006............................ 118,938 10.43 to 10.38 1,237  1.15% to 2.10%   2.40%      2.63% to 2.21%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2006

                                                              Net   Expenses as a  Investment
                                                             Assets % of Average     Income
                                       Units    Unit Value    000s  Net Assets(1)   Ratio(2)  Total Return(3)
                                       ------ -------------- ------ -------------- ---------- ----------------
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2006............................... 48,995 11.38 to 11.32  556   1.15% to 2.10%   0.00%    12.54% to 12.08%
 Jennison Portfolio -- Class II Shares
   2006...............................    143 10.96 to 10.91    2   1.15% to 2.10%   0.00%    11.30% to 10.85%
 Natural Resources Portfolio --
   Class II Shares
   2006...............................    676 11.24 to 11.19    8   1.15% to 2.10%   0.00%      5.64% to 5.21%
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II
   Shares
   2006............................... 11,716 11.25 to 11.19  131   1.15% to 2.10%   0.00%      9.49% to 9.05%

--------
1 Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying portfolios are excluded.
2 The investment income ratio represents the ordinary dividends received by the Subaccount from the portfolio divided by average net assets.
3 The total return is represented as a range of minimum and maximum annual total returns for the period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum policy charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         Genworth Life and Annuity Insurance Company and Subsidiaries
                       Consolidated Financial Statements

                                   Contents

                                                                                                  Page
                                                                                                  ----
Report of Independent Registered Public Accounting Firm..........................................  F-1
Consolidated Statements of Income for the years ended December 31, 2006, 2005 and 2004...........  F-2
Consolidated Balance Sheets as of December 31, 2006 and 2005.....................................  F-3
Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2006,
  2005 and 2004..................................................................................  F-4
Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.......  F-5
Notes to Consolidated Financial Statements.......................................................  F-6
Report of Independent Registered Public Accounting Firm on Financial Statement Schedules......... F-44
Schedule I, Summary of Investments--other than investments in related parties.................... F-45
Schedule III, Supplemental Insurance Information................................................. F-46

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
March 12, 2007

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                                                      Years ended December 31,
                                                                                      -----------------------
                                                                                       2006    2005     2004
                                                                                      ------  ------  -------
Revenues:
   Net investment income............................................................. $427.5  $411.7  $ 421.0
   Net investment gains (losses).....................................................   (1.6)   (4.5)     5.7
   Premiums..........................................................................   96.3   103.5     96.8
   Cost of insurance.................................................................  144.6   144.7    142.2
   Variable product fees.............................................................   48.6    21.8      9.4
   Other income......................................................................   29.4    28.0     24.8
                                                                                      ------  ------  -------
       Total revenues................................................................  744.8   705.2    699.9
                                                                                      ------  ------  -------
Benefits and expenses:
   Interest credited.................................................................  318.2   269.1    291.2
   Benefits and other changes in policy reserves.....................................  185.8   190.4    182.8
   Acquisition and operating expenses, net of deferrals..............................   76.5    89.9     63.2
   Amortization of deferred acquisition costs and intangibles........................   44.9   101.0    107.3
                                                                                      ------  ------  -------
       Total benefits and expenses...................................................  625.4   650.4    644.5
                                                                                      ------  ------  -------
Income before income taxes and cumulative effect of change in accounting principle...  119.4    54.8     55.4
Provision (benefit) for income taxes.................................................   51.1    25.3   (143.3)
                                                                                      ------  ------  -------
Net income before cumulative effect of change in accounting principle................   68.3    29.5    198.7
Cumulative effect of change in accounting principle, net of tax of $0.4 million......     --      --      0.7
                                                                                      ------  ------  -------
Net income........................................................................... $ 68.3  $ 29.5  $ 199.4
                                                                                      ======  ======  =======



                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                         December 31,
                                                                                      -------------------
                                                                                        2006      2005
                                                                                      --------- ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value................... $ 6,596.0 $ 5,266.3
       Equity securities available-for-sale, at fair value...........................      24.2      19.3
       Commercial mortgage loans.....................................................   1,258.8   1,042.1
       Policy loans..................................................................     170.0     158.3
       Other invested assets ($283.1 and $332.0 restricted)..........................     430.3     404.9
                                                                                      --------- ---------
              Total investments......................................................   8,479.3   6,890.9
   Cash and cash equivalents.........................................................      25.1     344.0
   Accrued investment income.........................................................      75.3      63.6
   Deferred acquisition costs........................................................     432.5     321.1
   Intangible assets.................................................................     120.4     131.6
   Reinsurance recoverable...........................................................   1,642.1   2,307.4
   Deferred income tax asset.........................................................        --       0.1
   Other assets......................................................................      62.1      46.0
   Separate account assets...........................................................  10,383.4   8,777.3
                                                                                      --------- ---------
              Total assets........................................................... $21,220.2 $18,882.0
                                                                                      ========= =========
Liabilities and stockholders' equity
   Liabilities:
       Future annuity and contract benefits.......................................... $ 8,960.6 $ 8,201.5
       Liability for policy and contract claims......................................      80.1      82.1
       Other policyholder liabilities................................................     152.0     207.1
       Other liabilities ($286.7 and $333.3 restricted)..............................     456.4     516.2
       Deferred income tax liability.................................................      27.6        --
       Separate account liabilities..................................................  10,383.4   8,777.3
                                                                                      --------- ---------
              Total liabilities......................................................  20,060.1  17,784.2
                                                                                      --------- ---------
   Commitments and contingencies

   Stockholders' equity:
       Preferred stock, Cumulative Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 110,000 and 120,000 shares issued and outstanding as of December 31, 2006 and 2005,
         respectively)...............................................................     110.0     120.0
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding).....................................................      25.6      25.6
       Additional paid-in capital....................................................     956.8     938.6
                                                                                      --------- ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses)...................................       3.4      12.5
          Derivatives qualifying as hedges...........................................       0.6       1.1
                                                                                      --------- ---------
       Total accumulated other comprehensive income (loss)...........................       4.0      13.6
       Retained earnings.............................................................      63.7        --
                                                                                      --------- ---------
              Total stockholders' equity.............................................   1,160.1   1,097.8
                                                                                      --------- ---------
              Total liabilities and stockholders' equity............................. $21,220.2 $18,882.0
                                                                                      ========= =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity
                             (Amounts in millions)

                                                                    Accumulated
                                                        Additional     other                  Total
                                       Preferred Common  paid-in   comprehensive Retained stockholders'
                                         stock   stock   capital   income (loss) earnings    equity
                                       --------- ------ ---------- ------------- -------- -------------
Balances as of December 31, 2003......  $120.0   $25.6   $1,060.6     $ 88.1     $ 527.7    $1,822.0
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --         --       199.4       199.4
   Net unrealized gains (losses) on
     investment securities and other
     invested assets..................      --      --         --      (15.7)         --       (15.7)
   Derivatives qualifying as hedges...      --      --         --        2.9          --         2.9
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         186.6
Contributed capital...................      --      --        0.5         --          --         0.5
Dividends to stockholders.............      --      --         --         --      (419.1)     (419.1)
                                        ------   -----   --------     ------     -------    --------
Balances as of December 31, 2004......   120.0    25.6    1,061.1       75.3       308.0     1,590.0
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --         --        29.5        29.5
   Net unrealized gains (losses) on
     investment securities and other
     invested assets..................      --      --         --      (59.5)         --       (59.5)
   Derivatives qualifying as hedges...      --      --         --       (2.2)         --        (2.2)
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         (32.2)
Dividends and other transactions with
  stockholders........................      --      --     (122.5)        --      (337.5)     (460.0)
                                        ------   -----   --------     ------     -------    --------
Balances as of December 31, 2005......   120.0    25.6      938.6       13.6          --     1,097.8
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --         --        68.3        68.3
   Net unrealized gains (losses) on
     investment securities and other
     invested assets..................      --      --         --       (9.1)         --        (9.1)
   Derivatives qualifying as hedges...      --      --         --       (0.5)         --        (0.5)
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                          58.7
Redemption of preferred stock.........   (10.0)     --         --         --          --       (10.0)
Dividends and other transactions with
  stockholders........................      --      --       18.2         --        (4.6)       13.6
                                        ------   -----   --------     ------     -------    --------
Balances as of December 31, 2006......  $110.0   $25.6   $  956.8     $  4.0     $  63.7    $1,160.1
                                        ======   =====   ========     ======     =======    ========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                                                Years ended December 31,
                                                                            -------------------------------
                                                                               2006       2005       2004
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income.............................................................. $    68.3  $    29.5  $   199.4
   Adjustments to reconcile net income to net cash from operating activities:
       Net investments (gains) losses......................................       1.6        4.5       (5.7)
       Charges assessed to policyholders...................................    (144.6)    (144.7)    (142.2)
       Purchases of trading securities.....................................     (39.9)     (15.0)        --
       Amortization of fixed maturity discounts and premiums...............       9.1       18.5       28.3
       Acquisition costs deferred..........................................    (142.3)     (93.3)     (89.1)
       Amortization of deferred acquisition costs and intangibles..........      44.9      101.0      107.3
       Deferred income taxes...............................................      33.2       39.1     (174.0)
       Cumulative effect of change in accounting principle, net of tax.....        --         --       (0.7)
       Change in certain assets and liabilities:
          Accrued investment income and other assets.......................     (43.5)      34.1        6.2
          Insurance reserves...............................................     347.6      267.1      483.3
          Other liabilities and other policy-related balances..............     (47.9)     (62.9)       8.7
                                                                            ---------  ---------  ---------
       Net cash from operating activities..................................      86.5      177.9      421.5
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from sales of investment securities and other invested
     assets................................................................     650.6    1,418.4      541.1
   Proceeds from maturities of investment securities and other invested
     assets................................................................     836.0      571.0    1,193.8
   Principal collected on commercial mortgage loans........................     174.3      297.0      217.5
   Purchases of investment securities and other invested assets............  (2,867.9)    (940.2)  (1,465.9)
   Commercial mortgage loan originations...................................    (389.5)    (125.7)    (216.6)
   Short-term investment activity, net.....................................     (10.0)        --       99.6
   Policy loans, net.......................................................     (11.7)      (9.9)      (9.9)
                                                                            ---------  ---------  ---------
       Net cash from investing activities..................................  (1,618.2)   1,210.6      359.6
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts..........................   4,277.4    1,537.6    1,293.0
   Redemption and benefit payments on investment contracts.................  (3,062.4)  (2,608.6)  (2,024.6)
   Proceeds from secured borrowings from affiliate.........................        --       20.5         --
   Proceeds from short-term borrowings and other, net......................      17.5      388.0      251.4
   Payments on short-term borrowings.......................................        --     (398.8)    (246.9)
   Redemption of preferred stock...........................................     (10.0)        --         --
   Dividends paid to stockholders..........................................      (9.7)      (9.6)     (40.0)
                                                                            ---------  ---------  ---------
       Net cash from financing activities..................................   1,212.8   (1,070.9)    (767.1)
                                                                            ---------  ---------  ---------
       Net change in cash and cash equivalents.............................    (318.9)     317.6       14.0
   Cash and cash equivalents at beginning of year..........................     344.0       26.4       12.4
                                                                            ---------  ---------  ---------
   Cash and cash equivalents at end of year................................ $    25.1  $   344.0  $    26.4
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


(1) Summary of Significant Accounting Policies

   (a) Principles of Consolidation

   Genworth Life and Annuity Insurance Company (the "Company," "GLAIC," "we," "us," or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to the Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited ("Brookfield").

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and our subsidiaries which include Assigned Settlement, Inc. and GNWLAAC Real Estate Holding, LLC. All intercompany accounts and transactions have been eliminated in consolidation.

   On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into GLAIC ("GLAIC Merged"). GLAIC is the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia ("Bureau of Insurance").

   The consolidated financial statements for GLAIC will be represented in the first quarter of 2007 as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth. See note 17 for pro forma financial information.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. These mergers were part of the continuing efforts of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.

   (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

   (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   Retirement Income and Investments products include deferred annuities for the retirement plan market (variable and fixed) and variable life insurance products that are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our guaranteed investment contracts ("GICs"), funding agreements and funding agreements backing notes ("FABNs") are investment contracts sold to institutional buyers.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, interest-sensitive whole life and Medicare supplement insurance.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). Approximately 26.6% of our variable annuity product sales in 2006 were through two national banks.

   (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

   (e) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2006, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (f) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (g) Investment Securities

   We have designated our investment securities as either available-for-sale or trading and report them in our Consolidated Balance Sheets at fair value. We determine the appropriate classification of investment securities at the time of purchase. We amortize any bond premium or discount on an effective yield basis over the term of the bond. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our Consolidated Balance Sheets.

   We regularly review investment securities for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Securities that in our judgment are considered to be other-than-temporarily impaired are recognized as a charge to net investment gains (losses) in the period in which such determination is made.

   (h) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

   (i) Other Invested Assets

   Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

   (j) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (k) Deferred Acquisition Costs

   Acquisition costs include costs, which vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result of our DAC recoverability testing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (l) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment at least annually based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment and written down to fair value as required.

   (m) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method.

   (n) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including (i) liabilities, (ii) invested assets, (iii) portfolios of assets or liabilities, and (iv) forecasted transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify for hedge accounting, according to the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability, or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of a derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   We designate and account for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income (loss). The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income.

   We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income (loss) are reclassified into income when income is impacted by the variability of the cash flow of the hedged item. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income.

   When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the Consolidated Balance Sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the Consolidated Balance Sheets at its fair value, and gains and losses that were accumulated in other comprehensive income (loss) are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income (loss) and is recognized when the transaction affects income; however, prospective

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the Consolidated Balance Sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the Consolidated Balance Sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the Consolidated Balance Sheets at fair value, with changes in fair value recognized in the current period in income.

   (o) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

   (p) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

   (q) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (r) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of GE. During this period, we were subject to a tax-sharing arrangement that allocated tax on a separate company basis, but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, GNA Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in additional paid-in capital since the liability for the contingency is assumed by GNA.

   (s) Accounting Changes

   As of January 1, 2006, we adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS No. 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. Adoption of SFAS No. 155 did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   On January 1, 2004, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was a $0.7 million benefit, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits.

   (t) Accounting Pronouncements Not Yet Adopted

   In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to an existing contract, or by the election of a benefit, feature, right, or coverage within an existing contract. SOP 05-1 is effective for internal replacements beginning January 1, 2007. We do not expect the adoption of this standard to have a material impact on our consolidated results of operations and financial position.

   In July 2006, FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes, was issued. This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. This guidance is effective for fiscal years beginning January 1, 2007. We do not expect the adoption of this interpretation to have a material impact on our consolidated results of operations and financial position.

   In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for us on January 1, 2008. The adoption of SFAS No. 157 is not expected to have a material impact on our consolidated financial statements.

   In February 2007, FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option to report selected financial assets and liabilities, including insurance contracts, at fair value. SFAS No. 159 will be effective for us on January 1, 2008. We have not decided whether or not we will elect the fair value option for any financial assets or liabilities and therefore do not know the impact, if any, SFAS No. 159 will have on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


(2) Investments

   (a) Net Investment Income

   For the years ended December 31, the sources of our investment income were as follows:

(Amounts in millions)                                              2006    2005    2004
---------------------                                             ------  ------  ------
Fixed maturities--taxable........................................ $327.3  $331.3  $345.2
Fixed maturities--non-taxable....................................     --     0.1     0.1
Commercial mortgage loans........................................   74.3    75.3    77.1
Equity securities................................................    0.3     0.8     0.1
Other investments................................................   24.1     3.4    (1.2)
Policy loans.....................................................   10.6    10.1     7.5
                                                                  ------  ------  ------
   Gross investment income before expenses and fees..............  436.6   421.0   428.8
Expenses and fees................................................   (9.1)   (9.3)   (7.8)
                                                                  ------  ------  ------
   Net investment income......................................... $427.5  $411.7  $421.0
                                                                  ======  ======  ======

   (b) Net Investment Gains (Losses)

   For the years ended December 31, net investment gains (losses) were as follows:

(Amounts in millions)                                         2006    2005    2004
---------------------                                        ------  ------  -----
Available-for-sale securities:
   Realized gains on sale................................... $ 15.5  $ 12.0  $10.7
   Realized losses on sale..................................  (15.0)   (4.3)  (4.1)
Impairments.................................................     --   (12.2)  (0.9)
Net unrealized gains (losses) on trading securities.........   (0.9)     --     --
Derivative instruments......................................   (1.2)     --     --
                                                             ------  ------  -----
Net investments gains (losses).............................. $ (1.6) $ (4.5) $ 5.7
                                                             ======  ======  =====

   Derivative instruments primarily consist of changes in fair value on the non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments. Effective April 1, 2006, we began classifying changes in fair value of these derivative items as net investment gains (losses). These items were previously included as a component of net investment income, interest credited and benefits and other changes in policy reserves. The amount of these derivative items in prior periods that were included in the aforementioned categories was not material.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (c) Unrealized Gains and Losses

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on investment securities reflected as a separate component of accumulated other comprehensive income
(loss) as of December 31, are summarized as follows:

(Amounts in millions)                                                                  2006   2005    2004
---------------------                                                                 -----  ------  ------
Net unrealized gains (losses) on investment securities:
   Fixed maturities.................................................................. $11.4  $ 30.0  $145.4
   Equity securities.................................................................   1.0     5.6     6.0
   Restricted other invested assets..................................................  (3.6)   (1.3)     --
                                                                                      -----  ------  ------
       Subtotal......................................................................   8.8    34.3   151.4
                                                                                      -----  ------  ------
Adjustments to the present value of future profits and deferred acquisitions costs...  (3.6)  (15.1)  (40.7)
Deferred income taxes, net...........................................................  (1.8)   (6.7)  (38.7)
                                                                                      -----  ------  ------
       Net unrealized gains (losses) on investment securities........................ $ 3.4  $ 12.5  $ 72.0
                                                                                      =====  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31, is as follows:

(Amounts in millions)                                                                   2006     2005    2004
---------------------                                                                  ------  -------  ------
Net unrealized gains (losses) on investment securities as of January 1................ $ 12.5  $  72.0  $ 87.7
                                                                                       ------  -------  ------
Unrealized gains (losses) on investment arising during the period:
   Unrealized gains (losses) on investment securities.................................  (25.2)  (120.0)  (52.5)
   Adjustment to deferred acquisition costs...........................................    1.6      6.9    19.7
   Adjustment to present value of future profits......................................    9.9     18.7    12.2
   Provision for deferred income taxes................................................    4.9     32.0     8.6
                                                                                       ------  -------  ------
       Changes in unrealized gains (losses) on investment securities..................   (8.8)   (62.4)  (12.0)
Reclassification adjustments to net investment (gains) losses net of deferred taxes of
  $0.2, $(1.6) and $2.0...............................................................   (0.3)     2.9    (3.7)
                                                                                       ------  -------  ------
Net unrealized gains (losses) on investment securities as of December 31.............. $  3.4  $  12.5  $ 72.0
                                                                                       ======  =======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (d) Fixed Maturities and Equity Securities

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                                              Gross      Gross
                                                                Amortized   unrealized unrealized Estimated
(Amounts in millions)                                          cost or cost   gains      losses   fair value
---------------------                                          ------------ ---------- ---------- ----------
Fixed maturities:
U.S. government, agencies and government sponsored entities...   $   29.2     $ 0.3      $ (0.1)   $   29.4
Non-U.S. government...........................................      127.7      14.1          --       141.8
U.S. corporate................................................    2,792.1      30.2       (27.0)    2,795.3
Non-U.S. corporate............................................      813.2       8.7        (8.2)      813.7
Mortgage and asset-backed.....................................    2,822.4      12.4       (19.0)    2,815.8
                                                                 --------     -----      ------    --------
   Total fixed maturities.....................................    6,584.6      65.7       (54.3)    6,596.0
Equity securities.............................................       23.2       1.0          --        24.2
                                                                 --------     -----      ------    --------
Total available-for-sale securities...........................   $6,607.8     $66.7      $(54.3)   $6,620.2
                                                                 ========     =====      ======    ========

   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                                              Gross      Gross
                                                                Amortized   unrealized unrealized Estimated
(Amounts in millions)                                          cost or cost   gains      losses   fair value
---------------------                                          ------------ ---------- ---------- ----------
Fixed maturities:
U.S. government, agencies and government sponsored entities...   $   70.2     $ 0.5      $ (0.5)   $   70.2
Non-U.S. government...........................................      101.9       9.7        (0.2)      111.4
U.S. corporate................................................    2,784.6      55.8       (23.4)    2,817.0
Non-U.S. corporate............................................      440.7      10.1        (5.6)      445.2
Mortgage and asset-backed.....................................    1,838.9       7.7       (24.1)    1,822.5
                                                                 --------     -----      ------    --------
   Total fixed maturities.....................................    5,236.3      83.8       (53.8)    5,266.3
Equity securities.............................................       13.7       5.6          --        19.3
                                                                 --------     -----      ------    --------
Total available-for-sale securities...........................   $5,250.0     $89.4      $(53.8)   $5,285.6
                                                                 ========     =====      ======    ========

   For fixed maturity securities, we recognize an impairment charge to income in the period in which we determine that we do not expect to either collect or recover principal and interest in accordance with the contractual terms of the instruments or based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2006:

                                               Less Than 12 Months               12 Months or More
                                         -------------------------------- --------------------------------
                                                      Gross                            Gross
                                         Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)             fair value   losses   securities fair value   losses   securities
----------------------------             ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   U.S. government, agencies and
     government sponsored entities......  $    7.2    $ (0.1)       2      $     --    $   --       --
   U.S. corporate.......................     608.6      (8.8)      80         730.4     (18.2)     167
   Corporate--non U.S...................     165.5      (1.5)      27         194.6      (6.7)      36
   Asset backed.........................     119.5      (0.7)      22         431.9      (9.0)      35
   Mortgage backed......................     270.3      (1.2)      48         331.0      (8.1)      88
                                          --------    ------      ---      --------    ------      ---
Total temporarily impaired securities...  $1,171.1    $(12.3)     179      $1,687.9    $(42.0)     326
                                          ========    ======      ===      ========    ======      ===
% Below cost--fixed maturities:
   (less than)20% Below cost............  $1,171.1    $(12.3)     179      $1,687.9    $(42.0)     326
   20-50% Below cost....................        --        --       --            --        --       --
   (greater than)50% Below cost.........        --        --       --            --        --       --
                                          --------    ------      ---      --------    ------      ---
Total fixed maturities..................  $1,171.1    $(12.3)     179      $1,687.9    $(42.0)     326
                                          ========    ======      ===      ========    ======      ===
Investment grade........................  $1,098.8    $(10.8)     161      $1,652.6    $(40.5)     314
Below investment grade..................      72.3      (1.5)      18          35.3      (1.5)      12
Not Rated...............................        --        --       --            --        --       --
                                          --------    ------      ---      --------    ------      ---
Total temporarily impaired securities...  $1,171.1    $(12.3)     179      $1,687.9    $(42.0)     326
                                          ========    ======      ===      ========    ======      ===

   The investment securities in an unrealized loss position as of December 31, 2006 consisted of 505 securities accounting for unrealized losses of $54.3 million. Of these unrealized losses, 94.5% were investment grade (rated AAA through BBB-) and 100.0% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to increases in interest rates and changes in credit spreads.

   There were no securities 20% or more below cost and below investment grade (rated BB+ and below) for twelve months or more as of December 31, 2006.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2006.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2005:

                                               Less Than 12 Months               12 Months or More
                                         -------------------------------- --------------------------------
                                                      Gross                            Gross
                                         Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)             fair value   losses   securities fair value   losses   securities
----------------------------             ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   U.S. government, agencies and
     government sponsored entities......  $   36.9    $ (0.2)       7       $ 13.8     $ (0.3)       3
   Government--non U.S..................      12.6      (0.2)      11           --         --       --
   U.S. corporate.......................     782.6     (13.7)     164        310.0       (9.7)      64
   Corporate--non U.S...................     155.5      (2.4)      35         83.7       (3.2)      13
   Asset backed.........................     538.7      (7.6)      44        109.2       (1.4)      20
   Mortgage backed......................     538.1      (8.9)     101        210.8       (6.2)      50
                                          --------    ------      ---       ------     ------      ---
Total temporarily impaired securities...  $2,064.4    $(33.0)     362       $727.5     $(20.8)     150
                                          ========    ======      ===       ======     ======      ===
% Below cost--fixed maturities:
   (less than)20% Below cost............  $2,064.4    $(33.0)     362       $722.6     $(18.3)     147
   20-50% Below cost....................        --        --       --          4.9       (2.5)       3
   (greater than)50% Below cost.........        --        --       --           --         --       --
                                          --------    ------      ---       ------     ------      ---
Total fixed maturities..................  $2,064.4    $(33.0)     362       $727.5     $(20.8)     150
                                          ========    ======      ===       ======     ======      ===
Investment grade........................  $1,988.2    $(31.0)     337       $714.3     $(18.0)     140
Below investment grade..................      76.2      (2.0)      25         13.2       (2.8)      10
Not Rated...............................        --        --       --           --         --       --
                                          --------    ------      ---       ------     ------      ---
Total temporarily impaired securities...  $2,064.4    $(33.0)     362       $727.5     $(20.8)     150
                                          ========    ======      ===       ======     ======      ===

   The scheduled maturity distribution of fixed maturities as of December 31, 2006 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                Amortized cost Estimated
       (Amounts in millions)                       or cost     fair value
       ---------------------                    -------------- ----------
       Due in one year or less.................    $  319.5     $  318.8
       Due after one year through five years...     1,477.6      1,488.0
       Due after five years through ten years..     1,176.1      1,174.0
       Due after ten years.....................       789.0        799.4
                                                   --------     --------
          Subtotal.............................     3,762.2      3,780.2
       Mortgage and asset-backed...............     2,822.4      2,815.8
                                                   --------     --------
          Total fixed maturities...............    $6,584.6     $6,596.0
                                                   ========     ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   As of December 31, 2006, $789.6 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2006, securities issued by finance and insurance, consumer - cyclical and utilities and energy industry groups represented approximately 38.2%, 13.7% and 11.5% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2006, we did not hold any fixed maturities which individually exceeded 10% of stockholders' equity.

   As of December 31, 2006 and 2005, $4.9 million of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   We diversify our commercial mortgage loans by both property type and geographic region. The following table sets forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                                        December 31,
                                                     --------------------------------------------------
                                                               2006                      2005
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Property Type
Office..............................................    $  350.1       27.8%      $  347.9       33.3%
Industrial..........................................       340.0       27.0          354.9       33.9
Retail..............................................       222.8       17.7          234.2       22.4
Apartments..........................................       124.9        9.9           91.8        8.8
Hotel...............................................       133.8       10.6             --         --
Mixed use/other.....................................        88.9        7.0           16.6        1.6
                                                        --------      -----       --------      -----
   Total principal balance..........................     1,260.5      100.0%       1,045.4      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         0.6                       1.0
   Allowance for losses.............................        (2.3)                     (4.3)
                                                        --------                  --------
   Total............................................    $1,258.8                  $1,042.1
                                                        ========                  ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


                                                                        December 31,
                                                     --------------------------------------------------
                                                               2006                      2005
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Geographic Region
Pacific.............................................    $  365.7       29.0%      $  300.5       28.7%
South Atlantic......................................       262.6       20.8          190.7       18.2
Middle Atlantic.....................................       113.9        9.0          115.9       11.1
East North Central..................................       203.7       16.2          204.6       19.6
Mountain............................................       179.0       14.2           98.1        9.4
West South Central..................................        30.5        2.4           38.7        3.7
West North Central..................................        44.7        3.6           48.2        4.6
East South Central..................................        31.8        2.5           17.3        1.7
New England.........................................        28.6        2.3           31.4        3.0
                                                        --------      -----       --------      -----
   Total principal balance..........................     1,260.5      100.0%       1,045.4      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         0.6                       1.0
   Allowance for losses.............................        (2.3)                     (4.3)
                                                        --------                  --------
   Total............................................    $1,258.8                  $1,042.1
                                                        ========                  ========

   For the years ended December 31, 2006 and 2005, respectively, we originated $104.8 million and $4.8 million of mortgages secured by real estate in California, which represents 26.9% and 4.0% of our total originations for those years.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans.

   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2006 and 2005) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million as of December 31, 2006 and 2005). Non-income producing commercial mortgage loans were $0.8 million as of December 31, 2006 and 2005.

   The following table presents the activity in the allowance for losses during the years ended December 31:

    (Amounts in millions)                               2006   2005   2004
    ---------------------                              -----  -----  -----
    Balance as of January 1........................... $ 4.3  $10.4  $10.4
    Provision charged (released) to operations........  (2.0)  (4.6)   1.0
    Transfers.........................................    --     --   (0.6)
    Amounts written off, net of recoveries............    --   (1.5)  (0.4)
                                                       -----  -----  -----
    Balance as of December 31......................... $ 2.3  $ 4.3  $10.4
                                                       =====  =====  =====

   During 2005, we refined our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $4.6 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                            December 31,
                                         --------------------------------------------------
                                                   2006                      2005
                                         ------------------------  ------------------------
(Amounts in millions)                    Carrying value % of total Carrying value % of total
---------------------                    -------------- ---------- -------------- ----------
Restricted other invested assets........     $283.1        65.8%       $332.0        82.0%
Limited partnerships....................       51.1        11.9          48.6        12.0
Trading securities......................       53.1        12.3          15.0         3.7
Derivatives.............................       30.2         7.0           6.5         1.6
Short-term investments..................       10.0         2.3            --          --
Other investments.......................        2.8         0.7           2.8         0.7
                                             ------       -----        ------       -----
Total...................................     $430.3       100.0%       $404.9       100.0%
                                             ======       =====        ======       =====

   Restricted other invested assets

   On August 19, 2005, we transferred approximately $344.6 million of investment securities to an affiliated special purpose entity ("SPE"), whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturities and the liability equal to the proceeds received upon transfer has been included in other liabilities. Additionally, the investment securities transferred are included in other invested assets and are shown as restricted assets.

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our restricted other invested assets are as follows:

                                              Amortized   Gross      Gross
                                                cost    unrealized unrealized Estimated
(Amounts in millions)                          or cost    gains      losses   fair value
---------------------                         --------- ---------- ---------- ----------
Fixed maturities:
Foreign other................................  $277.7      $1.4      $(5.2)     $273.9
U.S. corporate...............................     9.0       0.2         --         9.2
                                               ------      ----      -----      ------
Total restricted other invested assets.......  $286.7      $1.6      $(5.2)     $283.1
                                               ======      ====      =====      ======

   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our restricted other invested assets are as follows:

                                              Amortized   Gross      Gross
                                                cost    unrealized unrealized Estimated
(Amounts in millions)                          or cost    gains      losses   fair value
---------------------                         --------- ---------- ---------- ----------
Fixed maturities:
Foreign other................................  $324.3      $2.9      $(4.3)     $322.9
U.S. corporate...............................     9.0       0.2       (0.1)        9.1
                                               ------      ----      -----      ------
Total restricted other invested assets.......  $333.3      $3.1      $(4.4)     $332.0
                                               ======      ====      =====      ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The scheduled maturity distribution of the restricted other invested assets as of December 31, 2006 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                     Amortized
                                                       cost    Estimated
       (Amounts in millions)                          or cost  fair value
       ---------------------                         --------- ----------
       Due in one year or less......................  $  9.0     $  8.9
       Due after one year through five years........    79.3       77.7
       Due after five years through ten years.......   169.3      166.7
       Due after ten years..........................    29.1       29.8
                                                      ------     ------
          Total restricted other invested assets....  $286.7     $283.1
                                                      ======     ======

   As of December 31, 2006, $46.7 million of our restricted other invested assets were subject to certain call provisions.

   As of December 31, 2006, we did not hold any restricted other invested assets, which individually exceeded 10% of stockholders' equity.

(3) Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Amounts in millions)                                               2006    2005     2004
---------------------                                              ------  ------  -------
Unamortized balance as of January 1............................... $321.3  $255.2  $ 923.8
Cost deferred.....................................................  142.3    93.3     89.1
Amortization, net of interest accretion...........................  (32.5)  (27.2)   (23.6)
Transfers due to reinsurance transactions with Union Fidelity Life
  Insurance Company ("UFLIC")--see note 5.........................     --      --   (734.1)
                                                                   ------  ------  -------
Unamortized balance as of December 31.............................  431.1   321.3    255.2
Cumulative effect of net unrealized investment gains (losses).....    1.4    (0.2)    (7.1)
                                                                   ------  ------  -------
Balance as of December 31......................................... $432.5  $321.1  $ 248.1
                                                                   ======  ======  =======

(4) Intangible Assets and Goodwill

   As of December 31, 2006 and 2005, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                           2006                  2005
                                                   --------------------  --------------------
                                                    Gross                 Gross
                                                   carrying Accumulated  carrying Accumulated
(Amounts in millions)                               amount  amortization  amount  amortization
---------------------                              -------- ------------ -------- ------------
Present value of future profits ("PVFP")..........  $152.3     $(51.4)    $142.4     $(41.4)
Capitalized software..............................    26.6      (16.8)      37.1      (14.4)
Deferred sales inducements to contractholders.....    11.5       (1.8)       8.7       (0.8)
All other.........................................     1.0       (1.0)       1.0       (1.0)
                                                    ------     ------     ------     ------
Total.............................................  $191.4     $(71.0)    $189.2     $(57.6)
                                                    ======     ======     ======     ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   Amortization expense related to intangible assets for the years ended December 31, 2006, 2005, and 2004 was $12.4 million, $16.3 million and $23.9 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $1.0 million, $0.6 million and $0.2 million was included in benefits and other changes in policy reserves for the years ended December 31, 2006, 2005 and 2004, respectively.

   (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                                                 2006    2005    2004
---------------------                                                ------  ------  ------
Unamortized balance as of January 1................................. $115.9  $129.7  $173.9
Interest accreted at 4.6%, 4.9% and 5.2%, respectively..............    5.1     6.0     7.1
Amortization........................................................  (15.1)  (19.8)  (27.6)
Amounts transferred in connection with reinsurance transactions with
  UFLIC--see note 5.................................................     --      --   (23.7)
                                                                     ------  ------  ------
Unamortized balance as of December 31...............................  105.9   115.9   129.7
Accumulated effect of net unrealized investment gains (losses)......   (5.0)  (14.9)  (33.6)
                                                                     ------  ------  ------
Balance as of December 31........................................... $100.9  $101.0  $ 96.1
                                                                     ======  ======  ======

   The estimated percentage of the December 31, 2006 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                         2007..................... 6.5%
                         2008..................... 6.0%
                         2009..................... 5.7%
                         2010..................... 4.5%
                         2011..................... 4.7%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   In 2005, we recognized an impairment of $57.5 million to amortization expense in our Protection segment. We currently are not actively writing life insurance in our Protection segment. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   In 2004, as a result of the reinsurance transactions with UFLIC, described in note 5, we were not able to transfer any goodwill, as the reinsurance transactions with UFLIC did not constitute the disposition of a business. However, as the reinsurance transactions with UFLIC represented a significant portion of our operations, we were required to test goodwill for impairment and recognized an impairment charge of $59.8 million to amortization expense in the Retirement Income and Investments reporting unit for the year ended
December 31, 2004. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

   As of December 31, 2006 and 2005, there is no goodwill balance remaining as a result of these charges.

   (5) Reinsurance

   We reinsure a portion of our policy risks to other companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other companies. Reinsurance accounting is followed for assumed and ceded transactions when adequate risk transfer has occurred. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with UFLIC, we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2006, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy with an issue age up to and including 75 is $1.0 million. The retention limit for issue ages over 75 is $0.1 million.

   On November 30, 2005, we entered into a reinsurance agreement with FCL, on an indemnity coinsurance, funds withheld basis, to cede 90% of the institutional liabilities arising from the funding agreements issued as part of our registered note program. The maximum amount of the funding agreement liabilities that can be ceded to FCL, without prior notice, is $3.0 billion.

   This agreement is accounted for under the deposit method of accounting as it does not transfer adequate insurance risk. No ceding commission was paid under this agreement. We withhold amounts due to FCL as security for the performance of FCL's obligations under this agreement. We are required to invest the withheld amounts pursuant to investment guidelines agreed to with FCL and to pay the net profit to FCL. Any amounts due under this agreement are settled quarterly. As a result of the merger effective January 1, 2007, this reinsurance agreement has been terminated.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity ("Retirement Answer") product. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. We had $6.5 billion and $6.9 billion in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets as of December 31, 2006 and 2005, respectively. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2006, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. As of December 31, 2006, 31.1% of our reinsured life insurance net at risk exposure was ceded to one company.

   Net life insurance in-force as of December 31 is summarized as follows:

 (Amounts in millions)                            2006       2005       2004
 ---------------------                         ---------  ---------  ---------
 Direct life insurance in-force............... $20,392.7  $22,219.1  $24,723.4
 Amounts assumed from other companies.........   1,470.5    1,638.3    1,863.3
 Amounts ceded to other companies.............  (2,676.6)  (3,313.6)  (4,045.2)
                                               ---------  ---------  ---------
 Net in-force................................. $19,186.6  $20,543.8  $22,541.5
                                               =========  =========  =========
 Percentage of amount assumed to net..........       7.7%       8.0%       8.3%
                                               =========  =========  =========

   The following table sets forth the effects of reinsurance on premiums earned for the years ended December 31:

     (Amounts in millions)                          2006    2005    2004
     ---------------------                         ------  ------  ------
     Direct....................................... $107.5  $113.3  $110.8
     Assumed......................................    4.4     3.8     2.5
     Ceded........................................  (15.6)  (13.6)  (16.5)
                                                   ------  ------  ------
     Net premiums earned.......................... $ 96.3  $103.5  $ 96.8
                                                   ======  ======  ======
     Percentage of amount assumed to net..........    4.6%    3.7%    2.6%
                                                   ======  ======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   Due to the nature of our insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $124.0 million, $178.2 million and $127.5 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(6) Future Annuity and Contract Benefits

   Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   The following table sets forth the major assumptions underlying our recorded liabilities for future annuity and contract benefits as of December 31:

                                                   Mortality/
                                                   morbidity  Interest rate
(Amounts in millions)                              assumption  assumption     2006     2005
---------------------                              ---------- ------------- -------- --------
Investment contracts..............................   Account
                                                     balance       N/A      $6,685.9 $5,888.3
Limited payment contracts.........................     (a)     4.0% - 7.8%     205.3    203.6
Traditional life insurance contracts..............     (b)     2.5% - 6.0%     281.9    295.8
Universal life type contracts.....................   Account
                                                     balance       N/A       1,729.3  1,756.6
Accident and health...............................     (c)     4.5% - 5.3%      58.2     57.2
                                                                            -------- --------
Total future annuity and contracts benefits.......                          $8,960.6 $8,201.5
                                                                            ======== ========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, the 1980 Commissioner's Standard Ordinary Table, the 1980 Commissioner's Extended Term table and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   Assumptions as to persistency are based on the Company's experience.

   Our variable annuity contracts provide a basic GMDB which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction with UFLIC discussed in note 5) of our variable annuities with death benefits, including both separate account and fixed account assets, was approximately $3,867.4 million and $1,929.4 million as of December 31, 2006 and 2005, respectively, with related guaranteed minimum death benefit exposure (or net amount at risk) of approximately $15.5 million and $8.2 million as of December 31, 2006 and 2005, respectively. The liability for our variable annuity contracts with guaranteed minimum death benefits net of reinsurance was $6.5 million and $2.3 million as of December 31, 2006 and 2005, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statements of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

(7) Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31, consisted of the following components:

 (Amounts in millions)                                  2006   2005     2004
 ---------------------                                  ----- ------  -------
 Current federal income tax............................ $17.6 $(13.2) $  34.2
 Deferred federal income tax...........................  32.5   37.2   (166.6)
                                                        ----- ------  -------
    Total federal income tax...........................  50.1   24.0   (132.4)
                                                        ----- ------  -------
 Current state income tax..............................   0.3   (0.8)    (3.5)
 Deferred state income tax.............................   0.7    2.1     (7.4)
                                                        ----- ------  -------
    Total state income tax.............................   1.0    1.3    (10.9)
                                                        ----- ------  -------
        Total provision (benefit) for income taxes..... $51.1 $ 25.3  $(143.3)
                                                        ===== ======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, is as follows:

                                                             2006   2005    2004
                                                             ----  -----  ------
Statutory U.S. federal income tax rate...................... 35.0%  35.0%   35.0%
State income tax, net of federal income tax benefit.........  0.5    1.6    (4.2)
Non-deductible goodwill impairment..........................   --   36.8    37.8
Dividends-received deduction................................ (6.9) (17.4)  (11.9)
Reinsurance transactions with UFLIC.........................   --     --  (315.9)
Tax contingencies........................................... 13.1   (9.7)     --
Other, net..................................................  1.1   (0.1)    0.4
                                                             ----  -----  ------
   Effective rate........................................... 42.8%  46.2% (258.8)%
                                                             ====  =====  ======

   The components of the net deferred income tax asset (liability) as of December 31, are as follows:

      (Amounts in millions)                                  2006    2005
      ---------------------                                 ------  ------
      Assets:
         Future annuity and contract benefits.............. $ 72.8  $ 55.8
         Accrued expenses..................................   23.2    48.6
         Investments.......................................   18.0      --
         Other, net........................................    2.7    17.5
                                                            ------  ------
             Total deferred income tax asset...............  116.7   121.9
                                                            ------  ------
      Liabilities:
         Net unrealized gains on investment securities.....    1.8     6.7
         Net unrealized gains on derivatives...............    0.3     0.6
         Investments.......................................     --     6.1
         Present value of future profits...................   24.7    20.1
         Deferred acquisition costs........................  100.3    57.8
         Other, net........................................   17.2    30.5
                                                            ------  ------
             Total deferred income tax liability...........  144.3   121.8
                                                            ------  ------
             Net deferred income tax asset (liability)..... $(27.6) $  0.1
                                                            ======  ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   As of December 31, 2006 and 2005, the current income tax receivable was $3.4 million and $1.2 million, respectively. In 2006, we recorded $18.2 million in additional paid-in capital as a deemed capital contribution related to taxes, of which $17.9 million related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholders' equity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (8) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $140.5 million, $124.7 million and $117.7 million for the years ended December 31, 2006, 2005 and 2004, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $67.4 million, $65.0 million and $65.9 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   We pay GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $0.5 million, $2.5 million and $3.9 million in 2006, 2005 and 2004, respectively, to GEAM under this agreement. GEAM related party information is only presented for the first quarter of 2006 as GE and its affiliates ceased to be a related party as of that point in time. We also pay Genworth, our ultimate parent, for investment related services. We paid $7.7 million, $6.3 million and $3.0 million to Genworth in 2006, 2005 and 2004, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, the parent company of GLIC. We have a credit line of $500.0 million with GNA. There was no significant interest expense incurred under this agreement in 2006. Interest expense under this agreement was $0.2 million and $0.1 million for the years ended December 31, 2005 and 2004, respectively. We pay interest at the cost of funds of GNA, which was 5.2%, 4.3% and 2.2%, as of December 31, 2006, 2005 and 2004, respectively. The amount outstanding as of December 31, 2006 was $16.1 million and was included with other liabilities in the Consolidated Balance Sheets. No amount was outstanding as of December 31, 2005.

(9) Commitments and Contingencies

   Commitments

   We have certain investment commitments to provide fixed-rate commercial mortgage loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We were committed to fund $2.7 million and $1.6 million as of December 31, 2006 and 2005, respectively, in commercial mortgage loans, which will be held for investment purposes.

   We had limited partnership commitments outstanding of $23.5 million and $0.3 million as of December 31, 2006 and 2005, respectively.

   Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

   Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $275.3 million as of December 31, 2006.

(10) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, other invested assets and derivative financial instruments. Other financial assets and liabilities--those not carried at fair value or disclosed separately--are discussed below. Apart from certain derivative instruments and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair values is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   Borrowings. Based on quoted market prices or comparable market transactions.

   Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and /or estimates of the cost to terminate or otherwise settle obligations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following represents the fair value of financial assets and liabilities as of December 31:

                                                    2006                          2005
                                        ----------------------------- -----------------------------
                                        Notional  Carrying Estimated  Notional  Carrying Estimated
(Amounts in millions)                    amount    amount  fair value  amount    amount  fair value
---------------------                   --------  -------- ---------- --------  -------- ----------
Assets:
   Commercial mortgage loans...........  $    (a) $1,258.8  $1,254.4    $   (a) $1,042.1  $1,054.7
   Other financial instruments.........       (a)     23.1      32.3        (a)     19.6      27.0
Liabilities:
   Borrowings..........................       (a)     16.1      16.1        (a)       --        --
   Investment contract benefits........       (a)  6,685.9   6,625.9        (a)  5,888.3   5,835.0
Other firm commitments:
   Ordinary course of business lending
     commitments.......................    2.7          --        --     1.6          --        --
   Commitments to fund limited
     partnerships......................   23.5          --        --     0.3          --        --

--------
(a)These financial instruments do not have notional amounts.

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   A reconciliation of current period changes, net of applicable income taxes, in the separate component of stockholders' equity labeled "derivatives qualifying as hedges" for the years ended December 31 follows:

(Amounts in millions)                                                                            2006   2005
---------------------                                                                           -----  -----
Derivatives qualifying as effective hedges as of January 1..................................... $ 1.1  $ 3.3
Current period decreases (increases) in fair value, net of deferred taxes of $0.0 and $(0.2)...    --    0.4
Reclassification to net income, net of deferred taxes of $0.3 and $1.7.........................  (0.5)  (2.6)
                                                                                                -----  -----
Balance as of December 31...................................................................... $ 0.6  $ 1.1
                                                                                                =====  =====

   Derivatives qualifying as hedges amounting to $0.6 million, net of taxes, recorded in stockholders' equity at December 31, 2006 is expected to be reclassified to future income, concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount, $0.1 million, net of income taxes, is expected to be reclassified to income in the year ending December 31, 2007. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions currently being hedged are expected to occur by 2035. No amounts were reclassified to income during the years ended December 31, 2006 and 2005 in connection with forecasted transactions that were no longer considered probable of occurring.

   Positions in derivative instruments. The fair value of derivative instruments, including interest rate swaps, equity index options and financial futures, are based upon pricing valuation models which utilize independent

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

third-party data as inputs. The following table sets forth our positions in derivative instruments and the estimated fair values as of the dates indicated:

                                                 December 31,
                                    ---------------------------------------
                                           2006                2005
                   -                ------------------- -------------------
                                    Notional Estimated  Notional Estimated
     (Amounts in millions)           value   fair value  value   fair value
     ---------------------          -------- ---------- -------- ----------
     Interest rate swaps........... $1,276.6   $ 8.2     $ 96.5     $1.1
     Equity index options..........    271.9    16.4       31.0      2.5
     Financial futures.............     18.5      --        8.8      0.1
                                    --------   -----     ------     ----
            Total.................. $1,567.0   $24.6     $136.3     $3.7
                                    ========   =====     ======     ====

   As of December 31, 2006 and 2005, the fair value of derivatives in a gain position and recorded in other invested assets was $30.2 million and $6.5 million, respectively, and the fair value of derivatives in a loss position and recorded in other liabilities was $5.6 million and $2.8 million, respectively.

   Income effects of derivatives. In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. There was no ineffectiveness reported in the fair value of hedge positions for the twelve months ended December 31, 2006 and 2005. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2006 and 2005 related to the hedge of future cash flows.

   Derivative counterparty credit risk. We manage counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts owed to us, typically as the result of changes in market conditions, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. The swaps that are executed under master swap agreements containing mutual credit downgrade provisions that provide the ability to require assignment or replacement in the event either parties unsecured debt rating is downgraded below Moody's "Baa" or S&P's "BBB." If the downgrade provisions had been triggered as of December 31, 2006, we could have been required to disburse up to $1.6 million and claim up to $26.2 million from counterparties. This represents the fair value of losses and gains by counterparty. As of December 31, 2006 and 2005, gross fair value gains were $26.2 million and $6.4 million, respectively. As of December 31, 2006 and 2005, gross fair value losses were $1.6 million and $2.7 million, respectively.

   Swaps and purchased options with contractual maturities longer than one year are conducted within our approved credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P's if the agreements governing such transactions require both us and the counterparties to provide collateral in certain circumstances.

(11) Supplemental Cash Flow Information

   Net cash paid (received) for federal and state taxes was $2.5 million, $(15.5) million and $38.1 million for the years ended December 31, 2006, 2005 and 2004, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   For a discussion of dividends paid to stockholders, see note 13. In connection with the reinsurance transaction with UFLIC in 2004 discussed in note 5, we completed several non-cash transactions. These transactions included the transfer of the assets and liabilities. The following table details these transactions as well as other non-cash items:

   Supplemental schedule of non-cash investing and financing activities

                                                                  Years ended December 31,
                                                                  ----------------------
(Amounts in millions)                                             2006    2005     2004
---------------------                                             -----  ------ ---------
Excluded net assets:
   Assets........................................................ $  --  $   -- $ 2,834.9
   Liabilities...................................................    --      --  (2,840.4)
                                                                  -----  ------ ---------
   Net assets transferred........................................ $  --  $   -- $    (5.5)
                                                                  =====  ====== =========
Other non-cash transactions:
   Change in collateral for securities lending transactions...... $  --  $ 23.8 $   (23.8)
   Dividends paid to stockholders................................    --   440.3     379.1
   Tax contingencies and other tax related items.................  18.2      --        --
                                                                  -----  ------ ---------
   Total other non-cash transactions............................. $18.2  $464.1 $   355.3
                                                                  =====  ====== =========

(12) Non-controlled Entities

   We have used third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with conduits that are sponsored by third parties.

   The following table summarizes the current balance of assets sold to SPEs as of December 31:

          (Amounts in millions)                          2006   2005
          ---------------------                         ------ ------
          Assets secured by:
             Commercial mortgage loans................. $ 77.1 $ 96.5
             Fixed maturities..........................   39.8   66.1
             Other receivables.........................   86.7   91.5
                                                        ------ ------
                 Total assets.......................... $203.6 $254.1
                                                        ====== ======

   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans--loans on diversified commercial property; fixed maturities--domestic and foreign, corporate and government securities; other receivables--primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPEs is provided under credit support agreements, in which Genworth provides limited recourse for a maximum of $119.0 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2006, 2005 and 2004.

   Retained interests and recourse obligations related to such sales that are recorded in fixed maturities in our consolidated financial statements are as follows:

                                                   December 31,
                                               ---------------------
                                                  2006       2005
                                               ---------- ----------
                                                    Fair       Fair
           (Amounts in millions)               Cost value Cost value
           ---------------------               ---- ----- ---- -----
           Retained interests--assets......... $5.6 $12.2 $8.0 $10.4
           Servicing assets...................   --    --   --    --
           Recourse liability.................   --    --   --    --
                                               ---- ----- ---- -----
           Total.............................. $5.6 $12.2 $8.0 $10.4
                                               ==== ===== ==== =====

   Retained interests. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitize receivables, we determine fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions are based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we review recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(13) Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the Bureau of Insurance. Based on statutory results as of December 31, 2006, we are able to distribute $167.2 million in dividends in 2007 without obtaining regulatory approval.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   In 2006, we did not declare or pay any common stock dividend. In 2005, we declared and paid a common stock dividend of $440.3 million consisting of securities. In 2004, concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends of $9.6 million for each of the years ended December 31, 2006, 2005 and 2004. Dividends on the Series A Preferred Stock are cumulative and are payable semi-annually when, and if, declared by the Board of Directors at an annual rate of 8.0% of the par value. On December 29, 2006, we redeemed 10,000 shares of our 120,000 Series A Preferred Stock, par value $1,000 per share. We paid an additional $0.1 million in accrued dividends on the redeemed shares. On January 22, 2007, the Board of Directors authorized the redemption of the remaining 110,000 outstanding shares of Series A Preferred Stock for $110.0 million for par value and $2.2 million in accrued dividends on the redeemed shares. We filed the required Bureau of Insurance notifications on January 24, 2007 and expect to finalize the redemption in March 2007.

(14) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   For the years ended December 31, statutory net income and statutory capital and surplus is summarized below:

       (Amounts in millions)                          2006   2005   2004
       ---------------------                         ------ ------ ------
       Statutory net income......................... $169.6 $144.4 $105.8
       Statutory capital and surplus................  587.8  476.0  817.2

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. As of December 31, 2006 and 2005, we exceeded the minimum required RBC levels.

(15) Segment Information

   We conduct our operations in two business segments: (1) Retirement Income and Investments, which includes deferred annuities, individual variable annuities, group variable annuities designed for retirement plans, variable life insurance and specialized products, including GICs, funding agreements, FABNs and a reinsured block of structured settlements; and (2) Protection, which includes universal life insurance, interest-sensitive whole life insurance and Medicare supplement insurance. We also have Corporate and Other which includes unallocated net investment gains (losses), corporate income, expenses and income taxes.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   In 2006, we began to allocate net investment gains (losses) from Corporate and Other to our Retirement Income and Investments and Protection segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels. Prior to 2006, all net investment gains (losses) were recorded in Corporate and Other and were not reflected in the results of any of our segments.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2006:

                                                        Retirement
                                                        Income and             Corporate
(Amounts in millions)                                   Investments Protection and Other Consolidated
---------------------                                   ----------- ---------- --------- ------------
Net investment income..................................  $   269.8   $  141.2   $ 16.5    $   427.5
Net investment gains (losses)..........................       (7.7)      (1.1)     7.2         (1.6)
Premiums...............................................         --       96.3       --         96.3
Other revenues.........................................       91.4      131.2       --        222.6
                                                         ---------   --------   ------    ---------
   Total revenues......................................      353.5      367.6     23.7        744.8
                                                         ---------   --------   ------    ---------
Interest credited, benefits and other changes in
  policy reserves......................................      246.1      257.9       --        504.0
Acquisition and operating expenses, net of deferrals...       39.9       30.6      6.0         76.5
Amortization of deferred acquisition costs and
  intangibles..........................................       23.5       21.4       --         44.9
                                                         ---------   --------   ------    ---------
Total benefits and expenses............................      309.5      309.9      6.0        625.4
                                                         ---------   --------   ------    ---------
Income before income taxes.............................       44.0       57.7     17.7        119.4
Provision for income taxes.............................        7.8       20.5     22.8         51.1
                                                         ---------   --------   ------    ---------
Net income (loss)......................................  $    36.2   $   37.2   $ (5.1)   $    68.3
                                                         =========   ========   ======    =========
Total assets...........................................  $17,901.2   $2,615.9   $703.1    $21,220.2
                                                         =========   ========   ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2005:

                                                        Retirement
                                                        Income and             Corporate
(Amounts in millions)                                   Investments Protection and Other Consolidated
---------------------                                   ----------- ---------- --------- ------------
Net investment income..................................  $   229.5   $  141.0   $ 41.2    $   411.7
Net investment gains (losses)..........................         --         --     (4.5)        (4.5)
Premiums...............................................        0.1      103.4       --        103.5
Other revenues.........................................       58.6      135.9       --        194.5
                                                         ---------   --------   ------    ---------
   Total revenues......................................      288.2      380.3     36.7        705.2
                                                         ---------   --------   ------    ---------
Interest credited, benefits and other changes in
  policy reserves......................................      194.1      265.4       --        459.5
Acquisition and operating expenses, net of deferrals...       33.3       34.6     22.0         89.9
Amortization of deferred acquisition costs and
  intangibles..........................................       20.1       80.9       --        101.0
                                                         ---------   --------   ------    ---------
   Total benefits and expenses.........................      247.5      380.9     22.0        650.4
                                                         ---------   --------   ------    ---------
Income (loss) before income taxes......................       40.7       (0.6)    14.7         54.8
Provision for income taxes.............................        3.2       20.2      1.9         25.3
                                                         ---------   --------   ------    ---------
Net income (loss)......................................  $    37.5   $  (20.8)  $ 12.8    $    29.5
                                                         =========   ========   ======    =========
Total assets...........................................  $15,507.4   $2,680.0   $694.6    $18,882.0
                                                         =========   ========   ======    =========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2004:

                                                                   Retirement
                                                                   Income and             Corporate
(Amounts in millions)                                              Investments Protection and Other Consolidated
---------------------                                              ----------- ---------- --------- ------------
Net investment income.............................................   $238.5      $140.3    $  42.2    $ 421.0
Net investment gains (losses).....................................       --          --        5.7        5.7
Premiums..........................................................      0.4        96.4         --       96.8
Other revenues....................................................     40.0       136.4         --      176.4
                                                                     ------      ------    -------    -------
   Total revenues.................................................    278.9       373.1       47.9      699.9
                                                                     ------      ------    -------    -------
Interest credited, benefits and other changes in policy reserves..    202.4       271.6         --      474.0
Acquisition and operating expenses, net of deferrals..............     17.1        31.1       15.0       63.2
Amortization of deferred acquisition costs and intangibles........     78.6        28.7         --      107.3
                                                                     ------      ------    -------    -------
   Total benefits and expenses....................................    298.1       331.4       15.0      644.5
                                                                     ------      ------    -------    -------
Income (loss) before income taxes and cumulative effect of change
  in accounting principle.........................................    (19.2)       41.7       32.9       55.4
Provision (benefit) for income taxes..............................      8.2        14.8     (166.3)    (143.3)
                                                                     ------      ------    -------    -------
Net income (loss) before cumulative effect of change in accounting
  principle.......................................................    (27.4)       26.9      199.2      198.7
Cumulative effect of change in accounting principle, net of tax...      0.7          --         --        0.7
                                                                     ------      ------    -------    -------
Net income (loss).................................................   $(26.7)     $ 26.9    $ 199.2    $ 199.4
                                                                     ======      ======    =======    =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


(16) Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly financial data for the years ended December 31, were as follows:

                               First Quarter Second Quarter Third Quarter  Fourth Quarter
                               ------------- -------------  -------------  -------------
(Amounts in millions)           2006   2005   2006    2005   2006   2005    2006    2005
---------------------          ------ ------ ------  ------ ------ ------  ------  ------
Net investment income......... $ 91.9 $107.8 $108.1  $ 98.1 $104.1 $101.5  $123.4  $104.3
                               ====== ====== ======  ====== ====== ======  ======  ======
Total revenues................ $165.4 $184.1 $175.2  $170.9 $181.4 $172.3  $222.8  $177.9
                               ====== ====== ======  ====== ====== ======  ======  ======
Net income (loss)............. $  9.9 $ 27.0 $ 19.1  $ 15.4 $ 23.3 $(37.9) $ 16.0  $ 25.0
                               ====== ====== ======  ====== ====== ======  ======  ======

(17) Pro Forma Condensed Combined Financial Information (unaudited)

   On January 1, 2007, FHL and FCL merged with and into GLAIC. The consolidated financial statements for GLAIC will be represented in the first quarter of 2007 as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as GLAIC, FHL and FCL are all wholly-owned subsidiaries of Genworth. As the mergers of FHL and FCL will be accounted for as a pooling of interests, we will present pro forma combined financial information for the three years ended December 31, 2006 for the income statement and as of December 31, 2006 for the balance sheet.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of AML, formerly a wholly-owned subsidiary of FCL, to GLICNY, an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following is unaudited condensed combined financial information for GLAIC Merged prepared on a pro forma basis as if the mergers of FHL and FCL occurred on January 1, 2004 and the AML and GLICNY transfer occurred on January 1, 2006 for the periods indicated:

                                                         For the year ended December 31, 2006
                                     ----------------------------------------------------------------------------
                                                                                            Pro forma
                                                                                          adjustments--
                                                                                           transfer of
                                      Historical                                            American
                                     Genworth Life   Historical                             Mayflower
                                      and Annuity   Federal Home                  Pro         Life
                                       Insurance   Life Insurance                forma      Insurance
                                      Company and   Company and                historical  Company of
                                     Subsidiaries   Subsidiaries  Eliminations  combined    New York    Pro forma
                                     ------------- -------------- ------------ ---------- ------------- ---------
Revenues:
    Premiums........................    $ 96.3        $1,036.0       $  --      $1,132.3     $(38.1)(b) $1,094.2
    Net investment income...........     427.5           689.4          --       1,116.9      (46.8)(b)  1,070.1
    Net investment gains
     (losses).......................      (1.6)            4.7          --           3.1        1.0(b)       4.1
    Policy fees and other income....     222.6           169.7        (9.5)(a)     382.8       (2.1)(b)    380.7
                                        ------        --------       -----      --------     ------     --------
       Total revenues...............     744.8         1,899.8        (9.5)      2,635.1      (86.0)     2,549.1
                                        ------        --------       -----      --------     ------     --------
Benefits and expenses:
    Benefits and other changes in
     policy reserves................     185.8           916.1          --       1,101.9      (40.3)(b)  1,061.6
    Interest credited...............     318.2           188.0        (9.5)(a)     496.7      (16.0)(b)    480.7
    Acquisition and operating
     expenses, net of deferrals.....      76.5           193.9          --         270.4       (0.2)(b)    270.2
    Amortization of deferred
     acquisition costs and
     intangibles....................      44.9            39.2          --          84.1       (1.4)(b)     82.7
    Interest expense................        --           134.0          --         134.0         --        134.0
                                        ------        --------       -----      --------     ------     --------
       Total benefits and
        expenses....................     625.4         1,471.2        (9.5)      2,087.1      (57.9)     2,029.2
                                        ------        --------       -----      --------     ------     --------
Income before income taxes..........     119.4           428.6          --         548.0      (28.1)       519.9
Provision (benefit) for income
 taxes..............................      51.1           137.3          --         188.4      (10.0)(b)    178.4
Equity in net income of
 unconsolidated subsidiary..........        --              --          --            --       17.3(c)      17.3
                                        ------        --------       -----      --------     ------     --------
Net income (loss)...................    $ 68.3        $  291.3       $  --      $  359.6     $ (0.8)    $  358.8
                                        ======        ========       =====      ========     ======     ========

--------
(a)Reflects adjustment to eliminate the intercompany reinsurance between GLAIC and FCL related to the FABN program.
(b)Reflects adjustments to exclude amounts included in our historical combined financial information relating to the results of operations of AML that were transferred in connection with the transfer of ownership of AML to GLICNY immediately following consummation of the mergers of FHL and FCL with and into GLAIC.
(c)Reflects equity in income of unconsolidated subsidiary for GLAIC's non-majority ownership interest in GLICNY.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


                                                            For the year ended December 31, 2005
                                               -------------------------------------------------------------
                                                Historical
                                               Genworth Life   Historical
                                                and Annuity   Federal Home
                                                 Insurance   Life Insurance
                                                Company and   Company and                Pro forma historical
                                               Subsidiaries   Subsidiaries  Eliminations       combined
                                               ------------- -------------- ------------ --------------------
Revenues:
   Premiums...................................    $103.5        $1,008.9        $--            $1,112.4
   Net investment income......................     411.7           606.9         --             1,018.6
   Net investment gains (losses)..............      (4.5)           (5.2)        --                (9.7)
   Policy fees and other income...............     194.5           167.8         --               362.3
                                                  ------        --------        ---            --------
       Total revenues.........................     705.2         1,778.4         --             2,483.6
                                                  ------        --------        ---            --------
Benefits and expenses:
   Benefits and other changes in policy
     reserves.................................     190.4           954.7         --             1,145.1
   Interest credited..........................     269.1           186.9         --               456.0
   Acquisition and operating expenses, net of
     deferrals................................      89.9           148.0         --               237.9
   Amortization of deferred acquisition costs
     and intangibles..........................     101.0            76.4         --               177.4
   Interest expense...........................        --            48.7         --                48.7
                                                  ------        --------        ---            --------
       Total benefits and expenses............     650.4         1,414.7         --             2,065.1
                                                  ------        --------        ---            --------
Income before income taxes....................      54.8           363.7         --               418.5
Provision for income taxes....................      25.3           122.6         --               147.9
                                                  ------        --------        ---            --------
Net income....................................    $ 29.5        $  241.1        $--            $  270.6
                                                  ======        ========        ===            ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


                                                              For the year ended December 31, 2004
                                                 -------------------------------------------------------------
                                                  Historical
                                                 Genworth Life   Historical
                                                  and Annuity   Federal Home
                                                   Insurance   Life Insurance
                                                  Company and   Company and                Pro forma historical
                                                 Subsidiaries   Subsidiaries  Eliminations       combined
                                                 ------------- -------------- ------------ --------------------
Revenues:
   Premiums.....................................    $  96.8       $1,055.3        $--            $1,152.1
   Net investment income........................      421.0          543.1         --               964.1
   Net investment gains (losses)................        5.7            1.9         --                 7.6
   Policy fees and other income.................      176.4          147.0         --               323.4
                                                    -------       --------        ---            --------
       Total revenues...........................      699.9        1,747.3         --             2,447.2
                                                    -------       --------        ---            --------
Benefits and expenses:
   Benefits and other changes in policy
     reserves...................................      182.8        1,002.7         --             1,185.5
   Interest credited............................      291.2          195.8         --               487.0
   Acquisition and operating expenses, net of
     deferrals..................................       63.2          107.5         --               170.7
   Amortization of deferred acquisition costs
     and intangibles............................      107.3          104.9         --               212.2
   Interest expense.............................         --           24.5         --                24.5
                                                    -------       --------        ---            --------
       Total benefits and expenses..............      644.5        1,435.4         --             2,079.9
                                                    -------       --------        ---            --------
Income before income taxes and cumulative effect
  of change in accounting principle.............       55.4          311.9         --               367.3
Benefit for income taxes........................     (143.3)         (96.7)        --              (240.0)
                                                    -------       --------        ---            --------
Net income before cumulative effect of change in
  accounting principle..........................      198.7          408.6         --               607.3
Cumulative effect of change in accounting
  principle.....................................        0.7           (0.8)        --                (0.1)
                                                    -------       --------        ---            --------
Net income......................................    $ 199.4       $  407.8        $--            $  607.2
                                                    =======       ========        ===            ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following is unaudited condensed combined financial information for GLAIC Merged prepared on a pro forma basis as if the mergers of FHL and FCL and the AML and GLICNY transfer occurred on December 31, 2006:

                                                                      As of December 31, 2006
                                         ---------------------------------------------------------------------------------
                                                                                                 Pro forma
                                                                                               adjustments--
                                                                                                transfer of
                                          Historical                                             American
                                         Genworth Life   Historical                              Mayflower
                                          and Annuity   Federal Home                               Life
                                           Insurance   Life Insurance              Pro forma     Insurance
                                          Company and   Company and                historical   Company of
                                         Subsidiaries   Subsidiaries  Eliminations  combined     New York        Pro forma
                                         ------------- -------------- ------------ ---------- -------------      ---------
Assets
    Total investments...................   $ 8,479.3     $11,663.2       $  --     $20,142.5    $  (872.3)(a)    $19,604.6
                                                                                                    334.4(b)
    Separate account assets.............    10,383.4            --          --      10,383.4           --         10,383.4
    Reinsurance recoverable.............     1,642.1       7,744.7          --       9,386.8       (321.7)(a)      9,065.1
    Other assets........................       715.4       3,878.0        (2.1)(c)   4,591.3       (183.2)(a)      4,408.1
                                           ---------     ---------       -----     ---------    ---------        ---------
       Total assets.....................   $21,220.2     $23,285.9       $(2.1)    $44,504.0    $(1,042.8)       $43,461.2
                                           =========     =========       =====     =========    =========        =========
Liabilities and stockholders' equity
    Policyholder liabilities............   $ 9,192.7     $15,665.2       $  --     $24,857.9    $  (845.6)(a)    $24,012.3
    Separate account liabilities........    10,383.4            --          --      10,383.4           --         10,383.4
    Non-recourse funding
     obligations........................          --       2,765.0          --       2,765.0           --          2,765.0
    All other liabilities...............       484.0       1,572.1        (2.1)(c)   2,054.0       (245.6)(a)      1,808.4
                                           ---------     ---------       -----     ---------    ---------        ---------
       Total liabilities................    20,060.1      20,002.3        (2.1)     40,060.3     (1,091.2)        38,969.1
                                           ---------     ---------       -----     ---------    ---------        ---------
          Total stockholders'
           equity.......................     1,160.1       3,283.6          --       4,443.7         48.4(a),(b)   4,492.1
                                           ---------     ---------       -----     ---------    ---------        ---------
          Total liabilities and
           stockholders'
           equity.......................   $21,220.2     $23,285.9       $(2.1)    $44,504.0    $(1,042.8)       $43,461.2
                                           =========     =========       =====     =========    =========        =========

--------
(a)Reflects adjustments to exclude amounts included in our historical combined financial information relating to the results of operations of AML that were transferred in connection with the transfer of ownership of AML to GLICNY immediately following consummation of the mergers of FHL and FCL with and into GLAIC.
(b)Reflects adjustments to include the non-majority ownership interest in GLICNY acquired in connection with the transfer of our ownership in AML.
(c)Reflects the elimination of intercompany balances between GLAIC and FHL Consolidated.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under the date of March 12, 2007, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2006, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
March 12, 2007

                                                                     Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
       Summary of investments--other than investments in related parties
                               December 31, 2006
                             (Amounts in millions)

                                                      Amortized
                                                       cost or  Estimated  Carrying
Type of Investment                                      cost    fair value  value
------------------                                    --------- ---------- --------
Fixed maturities:
   Bonds:
       U.S. government, agencies and authorities..... $   29.2   $   29.4  $   29.4
       Government--non U.S...........................    127.7      141.8     141.8
       Public utilities..............................    219.2      218.9     218.9
       All other corporate bonds.....................  5,905.2    5,910.2   5,910.2
                                                      --------   --------  --------
          Total fixed maturities.....................  6,281.3    6,300.3   6,300.3
Equity securities....................................     23.2       24.2      24.2
Commercial mortgage loans............................  1,258.8      xxxxx   1,258.8
Policy loans.........................................    170.0      xxxxx     170.0
Other invested assets/(1)/...........................    425.8      xxxxx     427.7
                                                      --------   --------  --------
          Total investments.......................... $8,159.1      xxxxx  $8,181.0
                                                      ========   ========  ========

--------
/(1)/The amount shown in the Consolidated Balance Sheet for other invested assets differs from cost as other invested assets include derivatives which are reported at estimated fair value.



   See Accompanying Report of Independent Registered Public Accounting Firm.

                                                                   Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information
                             (Amounts in millions)

                                                     Future Annuity
                                                      And Contract              Other
                                                       Benefits &            Policyholder
                                                       Liability             Liabilities
                                          Deferred   For Policy and           (Excluding
                                         Acquisition    Contract    Unearned   Unearned   Premium
Segment                                     Costs        Claims     Premiums  Premiums)   Revenue
-------                                  ----------- -------------- -------- ------------ -------
December 31, 2006:
   Retirement Income and Investments....   $365.2       $6,894.6     $  --      $134.5    $   --
   Protection...........................     67.3        2,146.1      18.4        (0.9)     96.3
   Corporate and Other..................       --             --        --          --        --
                                           ------       --------     -----      ------    ------
       Total............................   $432.5       $9,040.7     $18.4      $133.6    $ 96.3
                                           ======       ========     =====      ======    ======
December 31, 2005:
   Retirement Income and Investments....   $245.4       $6,095.0     $  --      $184.0    $  0.1
   Protection...........................     75.7        2,188.6      22.2         0.9     103.4
   Corporate and Other..................       --             --        --          --        --
                                           ------       --------     -----      ------    ------
       Total............................   $321.1       $8,283.6     $22.2      $184.9    $103.5
                                           ======       ========     =====      ======    ======
December 31, 2004:
   Retirement Income and Investments....                                                  $  0.4
   Protection...........................                                                    96.4
   Corporate and Other..................                                                      --
                                                                                          ------
       Total............................                                                  $ 96.8
                                                                                          ======

                                                        Interest                   Amortization
                                                       Credited &     Acquisition  of Deferred
                                            Net       Benefits and   and Operating Acquisition
                                         Investment Other Changes in Expenses, Net  Costs and   Premiums
Segment                                    Income   Policy Reserves  of Deferrals  Intangibles  Written
-------                                  ---------- ---------------- ------------- ------------ --------
December 31, 2006:
   Retirement Income and Investments....   $269.8        $246.1          $39.9        $ 23.5     $   --
   Protection...........................    141.2         257.9           30.6          21.4       91.9
   Corporate and Other..................     16.5            --            6.0            --         --
                                           ------        ------          -----        ------     ------
       Total............................   $427.5        $504.0          $76.5        $ 44.9     $ 91.9
                                           ======        ======          =====        ======     ======
December 31, 2005:
   Retirement Income and Investments....   $229.5        $194.1          $33.3        $ 20.1     $  0.4
   Protection...........................    141.0         265.4           34.6          80.9      102.7
   Corporate and Other..................     41.2            --           22.0            --         --
                                           ------        ------          -----        ------     ------
       Total............................   $411.7        $459.5          $89.9        $101.0     $103.1
                                           ======        ======          =====        ======     ======
December 31, 2004:
   Retirement Income and Investments....   $238.5        $202.4          $17.1        $ 78.6     $  0.3
   Protection...........................    140.3         271.6           31.1          28.7       97.1
   Corporate and Other..................     42.2            --           15.0            --         --
                                           ------        ------          -----        ------     ------
       Total............................   $421.0        $474.0          $63.2        $107.3     $ 97.4
                                           ======        ======          =====        ======     ======

   See Accompanying Report of Independent Registered Public Accounting Firm.

         Genworth Life and Annuity Insurance Company and Subsidiaries
                       Consolidated Financial Statements

                                   Contents

                                                                                                  Page
                                                                                                  -----
Report of Independent Registered Public Accounting Firm..........................................  FI-1
Consolidated Statements of Income for the years ended December 31, 2006, 2005 and 2004...........  FI-2
Consolidated Balance Sheets as of December 31, 2006 and 2005.....................................  FI-3
Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2006,
  2005 and 2004..................................................................................  FI-4
Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.......  FI-5
Notes to Consolidated Financial Statements.......................................................  FI-6
Report of Independent Registered Public Accounting Firm on Financial Statement Schedules......... FI-44
Schedule I, Summary of Investments--other than investments in related parties.................... FI-45
Schedule III, Supplemental Insurance Information................................................. FI-46

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   The consolidated financial statements give retroactive effect to the mergers of Genworth Life and Annuity Insurance Company, Federal Home Life Insurance Company and First Colony Life Insurance Company on January 1, 2007, which have been accounted for as a pooling of interests as described in Note 1 to the consolidated financial statements. Generally accepted accounting principles proscribe giving effect to a consummated business combination accounted for by the pooling-of-interests method in financial statements that do not include the date of consummation. However, they will become the historical consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries after financial statements covering the date of consummation of the business combination are issued.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles applicable after financial statements are issued for a period which includes the date of consummation of the business combination.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
March 12, 2007

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                                           Years ended December 31,
                                   -                                     ---------------------------
                                                                           2006     2005      2004
                                                                         -------- --------  --------
Revenues:
   Premiums............................................................. $1,132.3 $1,112.4  $1,152.1
   Net investment income................................................  1,116.9  1,018.6     964.1
   Net investment gains (losses)........................................      3.1     (9.7)      7.6
   Policy fees and other income.........................................    382.8    362.3     323.4
                                                                         -------- --------  --------
       Total revenues...................................................  2,635.1  2,483.6   2,447.2
                                                                         -------- --------  --------
Benefits and expenses:
   Benefits and other changes in policy reserves........................  1,101.9  1,145.1   1,185.5
   Interest credited....................................................    496.7    456.0     487.0
   Acquisition and operating expenses, net of deferrals.................    270.4    237.9     170.7
   Amortization of deferred acquisition costs and intangibles...........     84.1    177.4     212.2
   Interest expense.....................................................    134.0     48.7      24.5
                                                                         -------- --------  --------
       Total benefits and expenses......................................  2,087.1  2,065.1   2,079.9
                                                                         -------- --------  --------
Income before income taxes and cumulative effect of change in accounting
  principle.............................................................    548.0    418.5     367.3
Provision (benefit) for income taxes....................................    188.4    147.9    (240.0)
                                                                         -------- --------  --------
Net income before cumulative effect of change in accounting principle...    359.6    270.6     607.3
Cumulative effect of change in accounting principle, net of tax of $0.0
  million...............................................................       --       --      (0.1)
                                                                         -------- --------  --------
Net income.............................................................. $  359.6 $  270.6  $  607.2
                                                                         ======== ========  ========



                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                          December 31,
                                                                                      -------------------
                                                                                        2006       2005
                                                                                      --------- ---------
Assets
   Investments:
       Fixed maturities available-for-sale, at fair value............................ $15,962.7 $13,566.5
       Equity securities available-for-sale, at fair value...........................      35.8      29.1
       Commercial mortgage loans.....................................................   2,917.1   2,680.2
       Policy loans..................................................................     486.7     471.5
       Other invested assets ($429.8 and $483.6 restricted)..........................     740.2     980.9
                                                                                      --------- ---------
              Total investments......................................................  20,142.5  17,728.2
   Cash and cash equivalents.........................................................     423.8     555.0
   Accrued investment income.........................................................     172.3     159.4
   Deferred acquisition costs........................................................   2,660.0   2,149.6
   Goodwill..........................................................................     471.2     471.2
   Intangible assets.................................................................     520.7     563.1
   Reinsurance recoverable...........................................................   9,386.8  10,187.0
   Other assets......................................................................     343.3     437.8
   Separate account assets...........................................................  10,383.4   8,777.3
                                                                                      --------- ---------
              Total assets........................................................... $44,504.0 $41,028.6
                                                                                      ========= =========
Liabilities and stockholders' equity
   Liabilities:
       Future annuity and contract benefits.......................................... $24,371.6 $23,443.0
       Liability for policy and contract claims......................................     279.3     322.1
       Other policyholder liabilities................................................     207.0     246.8
       Deferred income tax liability.................................................   1,004.5     799.9
       Non-recourse funding obligations..............................................   2,765.0   1,400.0
       Other liabilities ($436.6 and $487.1 restricted)..............................   1,049.5   1,434.0
       Separate account liabilities..................................................  10,383.4   8,777.3
                                                                                      --------- ---------
              Total liabilities......................................................  40,060.3  36,423.1
                                                                                      --------- ---------
   Commitments and contingencies

   Stockholders' equity:
       Preferred stock, Cumulative Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 110,000 and 120,000 shares issued and outstanding as of December 31, 2006 and 2005,
         respectively)...............................................................     110.0     120.0
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding).....................................................      25.6      25.6
       Additional paid-in capital....................................................   4,025.3   4,020.1
                                                                                      --------- ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses)...................................      21.7      84.1
          Derivatives qualifying as hedges...........................................       0.3       0.9
          Additional minimum pension liability.......................................        --      (3.3)
                                                                                      --------- ---------
       Total accumulated other comprehensive income (loss)...........................      22.0      81.7
       Retained earnings.............................................................     260.8     358.1
                                                                                      --------- ---------
              Total stockholders' equity.............................................   4,443.7   4,605.5
                                                                                      --------- ---------
              Total liabilities and stockholders' equity............................. $44,504.0 $41,028.6
                                                                                      ========= =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity
                             (Amounts in millions)

                                                                    Accumulated
                                                        Additional     other                  Total
                                       Preferred Common  paid-in   comprehensive Retained stockholders'
                                         stock   stock   capital   income (loss) earnings    equity
                                       --------- ------ ---------- ------------- -------- -------------
Balances as of December 31, 2003......  $120.0   $25.6   $4,144.2     $ 618.1    $ 765.6    $5,673.5
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --          --      607.2       607.2
   Net unrealized gains (losses) on
     investment securities............      --      --         --      (415.8)        --      (415.8)
   Derivatives qualifying as hedges...      --      --         --         1.5         --         1.5
   Additional minimum pension
     liability........................      --      --         --        (3.1)        --        (3.1)
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         189.8
Contributed capital...................      --      --        0.5          --         --         0.5
Dividends and other transactions with
  stockholders........................      --      --        2.9          --     (829.0)     (826.1)
                                        ------   -----   --------     -------    -------    --------
Balances as of December 31, 2004......   120.0    25.6    4,147.6       200.7      543.8     5,037.7
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --          --      270.6       270.6
   Net unrealized gains (losses) on
     investment securities............      --      --         --      (116.8)        --      (116.8)
   Derivatives qualifying as hedges...      --      --         --        (2.0)        --        (2.0)
   Additional minimum pension
     liability........................      --      --         --        (0.2)        --        (0.2)
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         151.6
Dividends and other transactions with
  stockholders........................      --      --     (127.5)         --     (456.3)     (583.8)
                                        ------   -----   --------     -------    -------    --------
Balances as of December 31, 2005......   120.0    25.6    4,020.1        81.7      358.1     4,605.5
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --          --      359.6       359.6
   Net unrealized gains (losses) on
     investment securities............      --      --         --       (62.4)        --       (62.4)
   Derivatives qualifying as hedges...      --      --         --        (0.6)        --        (0.6)
   Additional minimum pension
     liability........................      --      --         --         3.3         --         3.3
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         299.9
Redemption of preferred stock.........   (10.0)     --         --          --         --       (10.0)
Dividends and other transactions with
  stockholders........................      --      --        5.2          --     (456.9)     (451.7)
                                        ------   -----   --------     -------    -------    --------
Balances as of December 31, 2006......  $110.0   $25.6   $4,025.3     $  22.0    $ 260.8    $4,443.7
                                        ======   =====   ========     =======    =======    ========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                                             Years ended December 31,
                                                                         -------------------------------
                                                                            2006       2005       2004
                                                                         ---------  ---------  ---------
Cash flows from operating activities:
   Net income........................................................... $   359.6  $   270.6  $   607.2
   Adjustments to reconcile net income to net cash from operating activities:
       Net investments (gains) losses...................................      (3.1)       9.7       (7.6)
       Charges assessed to policyholders................................    (295.2)    (303.5)    (280.1)
       Purchases of trading securities..................................     (49.3)     (15.0)        --
       Amortization of fixed maturity discounts and premiums............       0.3       14.7       22.5
       Acquisition costs deferred.......................................    (461.2)    (381.9)    (335.7)
       Amortization of deferred acquisition costs and intangibles.......      84.1      177.4      212.2
       Deferred income taxes............................................     236.0      393.5     (215.5)
       Change in certain assets and liabilities:
          Accrued investment income and other assets....................      32.5       (6.6)     142.0
          Insurance reserves............................................     718.0      674.1    1,006.1
          Other liabilities and policy-related balances.................       2.4     (363.3)      89.9
                                                                         ---------  ---------  ---------
       Net cash from operating activities...............................     624.1      469.7    1,241.0
                                                                         ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from sales of investment securities and other invested
     assets.............................................................   1,608.1    2,595.4      942.3
   Proceeds from maturities of investment securities and other invested
     assets.............................................................   1,970.4    1,536.3    2,199.5
   Principal collected on commercial mortgage loans.....................     228.0      483.3      455.8
   Purchases of investment securities and other invested assets.........  (6,187.2)  (3,675.8)  (3,569.9)
   Commercial mortgage loan originations................................    (461.4)    (611.8)    (497.6)
   Policy loans, net....................................................     (15.2)      (4.3)     (16.9)
   Short-term investment activity, net..................................     (12.0)      15.0      134.4
                                                                         ---------  ---------  ---------
       Net cash from investing activities...............................  (2,869.3)     338.1     (352.4)
                                                                         ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts.......................   5,237.1    2,394.8    2,036.5
   Redemption and benefit payments on investment contracts..............  (4,047.0)  (3,502.1)  (2,802.6)
   Proceeds from secured borrowings from affiliate......................        --       30.1         --
   Proceeds from short-term borrowings and other, net...................     423.0      965.5      715.4
   Payments on short-term borrowings....................................    (394.4)    (997.9)    (712.8)
   Proceeds from issuance of non-recourse funding obligations...........   1,365.0      500.0      300.0
   Redemption of surplus notes..........................................        --         --      (21.8)
   Redemption of preferred stock........................................     (10.0)        --      (36.8)
   Dividends paid stockholders..........................................    (459.7)    (125.6)     (93.3)
                                                                         ---------  ---------  ---------
       Net cash from financing activities...............................   2,114.0     (735.2)    (615.4)
                                                                         ---------  ---------  ---------
       Net change in cash and cash equivalents..........................    (131.2)      72.6      273.2
   Cash and cash equivalents at beginning of year.......................     555.0      482.4      209.2
                                                                         ---------  ---------  ---------
   Cash and cash equivalents at end of year............................. $   423.8  $   555.0  $   482.4
                                                                         =========  =========  =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2006, 2005 and 2004


(1) Summary of Significant Accounting Policies

   (a) Principles of Consolidation

   Genworth Life and Annuity Insurance Company (the "Company," "GLAIC," "we," "us," or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became an direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited.

   On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into GLAIC. GLAIC is the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia ("Bureau of Insurance"). The accompanying consolidated financial statements have been represented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as the Company, FHL and FCL are all wholly-owned subsidiaries of Genworth.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. For these consolidated financial statements, AML was included for all periods presented as the mergers of FHL and FCL were accounted for as a pooling of interests for entities under common control.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and our subsidiaries which include Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, AML, Jamestown Life Insurance Company ("Jamestown"), River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV ("River Lake IV"), and Rivermont Life Insurance Company I ("Rivermont I"). All significant intercompany accounts and transactions have been eliminated in consolidation.

   (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates.

   (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Protection and (ii) Retirement Income and Institutional, formerly known as Retirement Income and Investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life insurance, universal life insurance, interest-sensitive whole life and Medicare supplement insurance.

   Retirement Income and Institutional contracts include deferred annuities for the retirement plan market (variable and fixed) and variable life insurance products that are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our guaranteed investment contracts ("GICs"), funding agreements and funding agreements backing notes ("FABNs") are investment contracts sold to institutional buyers. In 2006, we decided to discontinue the sale of structured settlement annuities. We do not expect this to have a material impact on the consolidated financial statements as the majority of our structured settlement business was reinsured to Union Fidelity Life Insurance Company ("UFLIC"), a former affiliate, in 2004.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors).

   (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

   (e) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2006, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   (f) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (g) Investment Securities

   We have designated our investment securities as either available-for-sale or trading and report them in our Consolidated Balance Sheets at fair value. We determine the appropriate classification of investment securities at the time of purchase. We amortize any bond premium or discount on an effective yield basis over the term of the bond. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income. Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our Consolidated Balance Sheets.

   We regularly review investment securities for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Securities that in our judgment are considered to be other-than-temporarily impaired are recognized as a charge to net investment gains (losses) in the period in which such determination is made.

   (h) Securities Lending Activity

   We engage in securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which required the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. The fair value of collateral held and included in other invested assets was $84.9 million and $367.3 million at December 31, 2006 and 2005, respectively. As of December 31, 2006, we had no non-cash collateral. As of December 31, 2005, we had $6.9 million of non-cash collateral.

   (i) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

principal amount outstanding. Loan origination fees and direct costs as well as premiums and discounts are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

   (j) Other Invested Assets

   Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

   (k) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (l) Deferred Acquisition Costs

   Acquisition costs include costs, which vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result our DAC recoverability testing.

   (m) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment at least annually based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment and written down to fair value as required.

   (n) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. Based on the results of our testing, we recorded a goodwill impairment charge of $57.5 million and $59.8 million in 2005 and 2004, respectively. There was no goodwill impairment charge recorded in 2006.

   (o) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance assumed contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (p) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including (i) liabilities, (ii) invested assets, (iii) portfolios of assets or liabilities, and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify for hedge accounting, according to the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability, or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of a derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   We designate and account for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income (loss). The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income (loss) are reclassified into income when income is impacted by the variability of the cash flow of the hedged item. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income.

   When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the Consolidated Balance Sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the Consolidated Balance Sheets at its fair value, and gains and losses that were accumulated in other comprehensive income (loss) are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income (loss) and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the Consolidated Balance Sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the Consolidated Balance Sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the Consolidated Balance Sheets at fair value, with changes in fair value recognized in the current period in income.

   (q) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

   (r) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

   (s) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (t) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of GE. During this period, we were subject to a tax-sharing arrangement that allocated tax on a separate company basis, but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, GNA Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in additional paid-in capital since the liability for the contingency is assumed by GNA.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   (u) Accounting Changes

   As of January 1, 2006, we adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS No. 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. Adoption of SFAS No. 155 did not have a material impact on our consolidated financial statements.

   On January 1, 2004, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was a $0.1 million reduction in income, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits and on universal life contracts with secondary guarantees.

   (v) Accounting Pronouncements Not Yet Adopted

   In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to an existing contract, or by the election of a benefit, feature, right, or coverage within an existing contract. SOP 05-1 is effective for internal replacements beginning January 1, 2007. We do not expect the adoption of this standard to have a material impact on our consolidated results of operations and financial position.

   In July 2006, FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes, was issued. This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. This guidance is effective for fiscal years beginning January 1, 2007. We do not expect the adoption of this interpretation to have a material impact on our consolidated results of operations and financial position.

   In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for us on January 1, 2008. The adoption of SFAS No. 157 is not expected to have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   In February 2007, FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option to report selected financial assets and liabilities, including insurance contracts, at fair value. SFAS No. 159 will be effective for us on January 1, 2008. We have not decided whether or not we will elect the fair value option for any financial assets or liabilities and therefore do not know the impact, if any, SFAS No. 159 will have on our consolidated financial statements.

(2) Investments


   (a) Net Investment Income

   For the years ended December 31, the sources of our investment income were as follows:

(Amounts in millions)                                  2006      2005     2004
---------------------                                --------  --------  ------
Fixed maturities--taxable........................... $  864.9  $  798.9  $784.3
Fixed maturities--non-taxable.......................       --       0.1     0.1
Commercial mortgage loans...........................    184.0     172.1   160.4
Equity securities...................................      0.8       1.5     1.7
Other investments...................................     58.7      35.2     7.7
Policy loans........................................     30.1      29.4    26.0
                                                     --------  --------  ------
   Gross investment income before expenses and fees.  1,138.5   1,037.2   980.2
Expenses and fees...................................    (21.6)    (18.6)  (16.1)
                                                     --------  --------  ------
   Net investment income............................ $1,116.9  $1,018.6  $964.1
                                                     ========  ========  ======

   (b) Net Investment Gains (Losses)

   For the years ended December 31, net investment gains (losses) were as follows:

  (Amounts in millions)                                2006    2005    2004
  ---------------------                               ------  ------  ------
  Available-for-sale securities:
     Realized gains on sale.......................... $ 24.7  $ 33.7  $ 30.1
     Realized losses on sale.........................  (25.7)  (15.5)  (16.0)
  Impairments........................................   (0.5)  (27.9)   (6.5)
  Net unrealized gains (losses) on trading securities   (1.1)     --      --
  Derivative instruments.............................    5.7      --      --
                                                      ------  ------  ------
  Net investments gains (losses)..................... $  3.1  $ (9.7) $  7.6
                                                      ======  ======  ======

   Derivative instruments primarily consist of changes in fair value on the non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments. Effective April 1, 2006, we began classifying changes in fair value of these derivative items as net investment gains (losses). These items were previously included as a component of net investment income, interest credited and benefits and other changes in policy reserves. The amount of these derivative items in prior periods that were included in the aforementioned categories was not material.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   (c) Unrealized Gains and Losses

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31, are summarized as follows:

(Amounts in millions)                                                               2006    2005     2004
---------------------                                                              ------  ------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturities............................................................... $ 69.0  $182.2  $ 406.8
   Equity securities..............................................................    1.2     6.1      6.7
   Restricted other invested assets...............................................   (6.8)   (3.5)      --
                                                                                   ------  ------  -------
       Subtotal...................................................................   63.4   184.8    413.5
                                                                                   ------  ------  -------
Adjustments to the present value of future profits and deferred acquisitions costs  (30.2)  (55.7)  (104.4)
Deferred income taxes, net........................................................  (11.5)  (45.0)  (108.2)
                                                                                   ------  ------  -------
       Net unrealized gains (losses) on investment securities..................... $ 21.7  $ 84.1  $ 200.9
                                                                                   ======  ======  =======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31, is as follows:

(Amounts in millions)                                                                 2006     2005     2004
---------------------                                                               -------  -------  -------
Net unrealized gains (losses) on investment securities as of January 1............. $  84.1  $ 200.9  $ 616.7
                                                                                    -------  -------  -------
Unrealized gains (losses) on investment arising during the period:
   Unrealized gains (losses) on investment securities..............................  (122.5)  (235.0)    16.5
   Adjustment to deferred acquisition costs........................................     4.7      6.1     15.3
   Adjustment to present value of future profits...................................    20.8     42.6     (7.4)
   Provision for deferred income taxes.............................................    33.5     63.2    (10.8)
                                                                                    -------  -------  -------
       Changes in unrealized gains (losses) on investment securities...............   (63.5)  (123.1)    13.6
Unrealized gains associated with securities transferred in connection with
  reinsurance transactions with UFLIC, net of deferred taxes--see note 5...........      --       --   (424.5)
Reclassification adjustments to net investment (gains) losses net of deferred taxes
  of $(0.5), $(3.4) and $2.7.......................................................     1.1      6.3     (4.9)
                                                                                    -------  -------  -------
Net unrealized gains (losses) on investment securities as of December 31........... $  21.7  $  84.1  $ 200.9
                                                                                    =======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   (d) Fixed Maturities and Equity Securities

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                                           Gross      Gross
                                                             Amortized   unrealized unrealized Estimated
(Amounts in millions)                                       cost or cost   gains      losses   fair value
---------------------                                       ------------ ---------- ---------- ----------
Fixed maturities:
U.S. government, agencies and government sponsored entities  $   205.0     $ 13.3    $  (0.3)  $   218.0
Non-U.S. government........................................      276.3       31.4       (0.1)      307.6
U.S. corporate.............................................    7,127.5      138.3      (91.3)    7,174.5
Non-U.S. corporate.........................................    1,678.3       17.9      (25.3)    1,670.9
Mortgage and asset-backed..................................    6,606.6       26.6      (41.5)    6,591.7
                                                             ---------     ------    -------   ---------
   Total fixed maturities..................................   15,893.7      227.5     (158.5)   15,962.7
Equity securities..........................................       34.6        1.6       (0.4)       35.8
                                                             ---------     ------    -------   ---------
Total available-for-sale securities........................  $15,928.3     $229.1    $(158.9)  $15,998.5
                                                             =========     ======    =======   =========

   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                                           Gross      Gross
                                                             Amortized   unrealized unrealized Estimated
(Amounts in millions)                                       cost or cost   gains      losses   fair value
---------------------                                       ------------ ---------- ---------- ----------
Fixed maturities:
U.S. government, agencies and government sponsored entities  $   242.8     $ 16.1    $  (0.7)  $   258.2
Non-U.S. government........................................      241.2       20.8       (0.5)      261.5
U.S. corporate.............................................    7,097.7      222.9      (60.8)    7,259.8
Non-U.S. corporate.........................................    1,276.3       29.7      (17.2)    1,288.8
Mortgage and asset-backed..................................    4,526.3       21.4      (49.5)    4,498.2
                                                             ---------     ------    -------   ---------
   Total fixed maturities..................................   13,384.3      310.9     (128.7)   13,566.5
Equity securities..........................................       23.0        6.8       (0.7)       29.1
                                                             ---------     ------    -------   ---------
Total available-for-sale securities........................  $13,407.3     $317.7    $(129.4)  $13,595.6
                                                             =========     ======    =======   =========

   For fixed maturity securities, we recognize an impairment charge to income in the period in which we determine that we do not expect to either collect or recover principal and interest in accordance with the contractual terms of the instruments or based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2006:

                                            Less Than 12 Months               12 Months or More
                                      -------------------------------- --------------------------------
                                                   Gross                            Gross
                                      Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)          fair value   losses   securities fair value   losses   securities
----------------------------          ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   U.S. government, agencies and
     government sponsored entites....  $   14.0    $ (0.2)       4      $    5.6   $  (0.1)       5
   Government--non U.S...............        --        --       --           5.5      (0.1)       6
   U.S. corporate....................   1,554.1     (24.3)     265       1,835.4     (67.0)     413
   Corporate--non U.S................     335.9      (4.8)      70         521.3     (20.5)     102
   Asset backed......................     558.3      (1.3)      98         714.4     (13.4)      73
   Mortgage backed...................     536.9      (2.6)     107         821.7     (24.2)     203
                                       --------    ------      ---      --------   -------      ---
     Subtotal........................   2,999.2     (33.2)     544       3,903.9    (125.3)     802
   Equity securities.................        --        --       --           1.9      (0.4)       9
                                       --------    ------      ---      --------   -------      ---
Total temporarily impaired securities  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                       ========    ======      ===      ========   =======      ===
% Below cost--fixed maturities:
   (less than)20% Below cost.........  $2,999.2    $(33.2)     544      $3,902.2   $(124.6)     800
   20-50% Below cost.................        --        --       --           1.7      (0.7)       2
   (greater than)50% Below cost......        --        --       --            --        --       --
                                       --------    ------      ---      --------   -------      ---
Total fixed maturities...............   2,999.2     (33.2)     544       3,903.9    (125.3)     802
                                       --------    ------      ---      --------   -------      ---
% Below cost--equity maturities:
   (less than)20% Below cost.........        --        --       --           1.9      (0.2)       8
   20-50% Below cost.................        --        --       --            --        --       --
   (greater than)50% Below cost......        --        --       --            --      (0.2)       1
                                       --------    ------      ---      --------   -------      ---
Total equity maturities..............        --        --       --           1.9      (0.4)       9
                                       --------    ------      ---      --------   -------      ---
Total temporarily impaired securities  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                       ========    ======      ===      ========   =======      ===
Investment grade.....................  $2,880.4    $(30.5)     505      $3,755.9   $(117.6)     749
Below investment grade...............     118.8      (2.7)      39         148.7      (7.9)      54
Not Rated............................        --        --       --           1.2      (0.2)       8
                                       --------    ------      ---      --------   -------      ---
Total temporarily impaired securities  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                       ========    ======      ===      ========   =======      ===

   The investment securities in an unrealized loss position as of December 31, 2006 consisted of 1,355 securities accounting for unrealized losses of $158.9 million. Of these unrealized losses, 93.2% were investment grade (rated AAA through BBB-) and 99.4% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to increases in interest rates and changes in credit spreads.

   For the fixed maturity securities in an unrealized loss position as of December 31, 2006, two securities are below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more with

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

$0.7 million unrealized loss. For equity securities in an unrealized loss position as of December 31, 2006, one security is below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more with $0.2 million of unrealized loss.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2006.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2005:

                                            Less Than 12 Months               12 Months or More
                                      -------------------------------- --------------------------------
                                                   Gross                            Gross
                                      Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)          fair value   losses   securities fair value   losses   securities
----------------------------          ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   U.S. government, agencies and
     government sponsored entities...  $   61.5    $ (0.4)      16      $   13.8    $ (0.3)       3
   Government--non U.S...............      29.7      (0.4)      26           3.4      (0.1)       4
   U.S. corporate....................   1,935.0     (42.3)     428         477.8     (18.5)     115
   Corporate--non U.S................     404.6      (9.8)      98         180.7      (7.4)      25
   Asset backed......................   1,218.9     (11.9)     128         120.1      (1.6)      27
   Mortgage backed...................   1,396.3     (27.1)     250         309.2      (8.9)      95
                                       --------    ------      ---      --------    ------      ---
     Subtotal........................   5,046.0     (91.9)     946       1,105.0     (36.8)     269
   Equity securities.................        --        --       --           2.0      (0.7)      14
                                       --------    ------      ---      --------    ------      ---
Total temporarily impaired securities  $5,046.0    $(91.9)     946      $1,107.0    $(37.5)     283
                                       ========    ======      ===      ========    ======      ===
% Below cost--fixed maturities:
   (less than)20% Below cost.........  $5,034.3    $(87.8)     942      $1,095.5    $(32.0)     260
   20-50% Below cost.................      11.7      (4.1)       4           9.5      (4.8)       9
   (greater than)50% Below cost......        --        --       --            --        --       --
                                       --------    ------      ---      --------    ------      ---
Total fixed maturities...............   5,046.0     (91.9)     946       1,105.0     (36.8)     269
                                       --------    ------      ---      --------    ------      ---
% Below cost--equity maturities:
   (less than)20% Below cost.........        --        --       --           1.4      (0.3)       5
   20-50% Below cost.................        --        --       --           0.6      (0.2)       7
   (greater than)50% Below cost......        --        --       --            --      (0.2)       2
                                       --------    ------      ---      --------    ------      ---
Total equity maturities..............        --        --       --           2.0      (0.7)      14
                                       --------    ------      ---      --------    ------      ---
Total temporarily impaired securities  $5,046.0    $(91.9)     946      $1,107.0    $(37.5)     283
                                       ========    ======      ===      ========    ======      ===
Investment grade.....................  $4,831.7    $(82.6)     865      $1,055.2    $(30.3)     234
Below investment grade...............     214.3      (9.3)      81          50.4      (6.6)      37
Not Rated............................        --        --       --           1.4      (0.6)      12
                                       --------    ------      ---      --------    ------      ---
Total temporarily impaired securities  $5,046.0    $(91.9)     946      $1,107.0    $(37.5)     283
                                       ========    ======      ===      ========    ======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The scheduled maturity distribution of fixed maturities as of December 31, 2006 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized cost Estimated
        (Amounts in millions)                     or cost     fair value
        ---------------------                  -------------- ----------
        Due in one year or less...............   $   450.9    $   450.9
        Due after one year through five years.     2,307.0      2,338.8
        Due after five years through ten years     2,823.4      2,826.2
        Due after ten years...................     3,705.8      3,755.1
                                                 ---------    ---------
           Subtotal...........................     9,287.1      9,371.0
        Mortgage and asset-backed.............     6,606.6      6,591.7
                                                 ---------    ---------
           Total fixed maturities.............   $15,893.7    $15,962.7
                                                 =========    =========

   As of December 31, 2006, $1,562.9 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2006, securities issued by finance and insurance, utilities and energy, consumer--non cyclical and consumer--cyclical industry groups represented approximately 32.1%, 19.5%, 11.4% and 10.2% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2006, we did not hold any fixed maturities which individually exceeded 10% of stockholders' equity.

   As of December 31, 2006 and 2005, $18.0 million and $17.5 million, respectively, of securities are on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   We diversify our commercial mortgage loans by both property type and geographic region. The following table sets forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                                        December 31,
                                                     --------------------------------------------------
                                                               2006                      2005
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Property Type
Office..............................................    $  802.3       27.4%      $  798.3       29.7%
Industrial..........................................       854.7       29.3          887.4       33.0
Retail..............................................       707.5       24.2          674.5       25.1
Apartments..........................................       271.0        9.3          268.6       10.0
Hotel...............................................       174.4        6.0           20.2        0.7
Mixed use/other.....................................       111.4        3.8           39.0        1.5
                                                        --------      -----       --------      -----
   Total principal balance..........................     2,921.3      100.0%       2,688.0      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         1.1                       3.2
   Allowance for losses.............................        (5.3)                    (11.0)
                                                        --------                  --------
   Total............................................    $2,917.1                  $2,680.2
                                                        ========                  ========

                                                                        December 31,
                                                     --------------------------------------------------
                                                               2006                      2005
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Geographic Region
Pacific.............................................    $  804.7       27.6%      $  780.5       29.0%
South Atlantic......................................       722.7       24.7          630.6       23.5
Middle Atlantic.....................................       344.1       11.8          355.7       13.2
East North Central..................................       351.5       12.0          338.8       12.6
Mountain............................................       278.6        9.5          181.6        6.8
West South Central..................................        96.2        3.3           87.7        3.3
West North Central..................................       167.1        5.7          145.4        5.4
East South Central..................................       100.9        3.5          110.6        4.1
New England.........................................        55.5        1.9           57.1        2.1
                                                        --------      -----       --------      -----
   Total principal balance..........................     2,921.3      100.0%       2,688.0      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         1.1                       3.2
   Allowance for losses.............................        (5.3)                    (11.0)
                                                        --------                  --------
   Total............................................    $2,917.1                  $2,680.2
                                                        ========                  ========

   For the years ended December 31, 2006 and 2005, respectively, we originated $120.4 million and $97.8 million of mortgages secured by real estate in California, which represents 18.6% and 16.1% of our total originations for those years.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2006 and 2005) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million as of December 31, 2006 and 2005). Non-income producing commercial mortgage loans were $0.8 million as of December 31, 2006 and 2005.

   The following table presents the activity in the allowance for losses during the years ended December 31:

            (Amounts in millions)               2006   2005   2004
            ---------------------              -----  -----  -----
            Balance as of January 1........... $11.0  $15.9  $15.8
            Provision.........................  (5.7)  (2.3)   2.5
            Amounts written off and reductions    --   (2.6)  (2.4)
                                               -----  -----  -----
            Balance as of December 31......... $ 5.3  $11.0  $15.9
                                               =====  =====  =====

   During 2005, we refined our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $4.6 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                    December 31,
                                 --------------------------------------------------
                                           2006                      2005
                                 ------------------------  ------------------------
(Amounts in millions)            Carrying value % of total Carrying value % of total
---------------------            -------------- ---------- -------------- ----------
Restricted other invested assets     $429.8        58.1%       $483.6        49.3%
Securities lending..............       84.9        11.5         374.2        38.1
Limited partnerships............      103.0        13.9          98.7        10.1
Trading securities..............       62.3         8.4          15.0         1.5
Derivatives.....................       45.3         6.1           6.5         0.7
Short-term investments..........       12.0         1.6            --          --
Other investments...............        2.9         0.4           2.9         0.3
                                     ------       -----        ------       -----
Total...........................     $740.2       100.0%       $980.9       100.0%
                                     ======       =====        ======       =====

   Restricted other invested assets

   On August 19, 2005, we transferred approximately $499.0 million of investment securities to an affiliated special purpose entity ("SPE"), whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturities and the liability equal to the proceeds received upon transfer has been included in other liabilities. Additionally, the investment securities transferred are included in other invested assets and are shown as restricted assets.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses), and estimated fair value of our restricted other invested assets are as follows:

                                       Amortized   Gross      Gross
                                         cost    unrealized unrealized Estimated
(Amounts in millions)                   or cost    gains      losses   fair value
---------------------                  --------- ---------- ---------- ----------
Fixed maturities:
Foreign other.........................  $395.5      $1.8      $(8.5)     $388.8
U.S. corporate........................    41.1       0.4       (0.5)       41.0
                                        ------      ----      -----      ------
Total restricted other invested assets  $436.6      $2.2      $(9.0)     $429.8
                                        ======      ====      =====      ======

   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses), and estimated fair value of our restricted other invested assets are as follows:

                                       Amortized   Gross      Gross
                                         cost    unrealized unrealized Estimated
(Amounts in millions)                   or cost    gains      losses   fair value
---------------------                  --------- ---------- ---------- ----------
Fixed maturities:
Foreign other.........................  $445.9      $3.6      $(6.8)     $442.7
U.S. corporate........................    41.2       0.4       (0.7)       40.9
                                        ------      ----      -----      ------
Total restricted other invested assets  $487.1      $4.0      $(7.5)     $483.6
                                        ======      ====      =====      ======

   The scheduled maturity distribution of the restricted other invested assets as of December 31, 2006 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   Amortized
                                                     cost    Estimated
        (Amounts in millions)                       or cost  fair value
        ---------------------                      --------- ----------
        Due in one year or less...................  $  9.0     $  8.9
        Due after one year through five years.....   124.1      121.6
        Due after five years through ten years....   256.9      252.3
        Due after ten years.......................    46.6       47.0
                                                    ------     ------
           Total restricted other invested assets.  $436.6     $429.8
                                                    ======     ======

   As of December 31, 2006, $77.7 million of our restricted other invested assets were subject to certain call provisions.

   As of December 31, 2006, we did not hold any restricted other invested assets, which individually exceeded 10% of stockholders' equity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(3) Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Amounts in millions)                                              2006      2005      2004
---------------------                                            --------  --------  --------
Unamortized balance as of January 1............................. $2,162.4  $1,833.8  $2,357.2
Cost deferred...................................................    461.2     381.9     335.7
Amortization, net of interest accretion.........................    (21.7)    (53.3)    (77.5)
Transfers due to reinsurance transactions with UFLIC- see note 5       --        --    (781.6)
Adjustment......................................................     66.2        --        --
                                                                 --------  --------  --------
Unamortized balance as of December 31...........................  2,668.1   2,162.4   1,833.8
Cumulative effect of net unrealized investment gains (losses)...     (8.1)    (12.8)    (18.9)
                                                                 --------  --------  --------
Balance as of December 31....................................... $2,660.0  $2,149.6  $1,814.9
                                                                 ========  ========  ========

   The adjustment is the result of a reclassification from future annuity and contract benefits.

(4) Intangible Assets and Goodwill

   As of December 31, 2006 and 2005, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                      2006                  2005
                                              --------------------  --------------------
                                               Gross                 Gross
                                              carrying Accumulated  carrying Accumulated
(Amounts in millions)                          amount  amortization  amount  amortization
---------------------                         -------- ------------ -------- ------------
Present value of future profits ("PVFP").....  $700.7    $(210.2)    $679.9    $(154.4)
Capitalized software.........................    94.7      (74.2)      97.3      (68.7)
Deferred sales inducements to contractholders    11.5       (1.8)       8.7       (0.8)
All other....................................     2.5       (2.5)       2.5       (1.4)
                                               ------    -------     ------    -------
Total........................................  $809.4    $(288.7)    $788.4    $(225.3)
                                               ======    =======     ======    =======

   Amortization expense related to intangible assets for the years ended December 31, 2006, 2005 and 2004 was $62.4 million, $66.6 million and $74.9 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $1.0 million, $0.6 million and $0.2 million was included in benefits and other changes in policy reserves for the years ended December 31, 2006, 2005 and 2004, respectively.

   (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                                                 2006    2005     2004
---------------------                                                ------  ------  -------
Unamortized balance as of January 1................................. $568.4  $623.6  $ 878.1
Interest accreted at 5.8%, 5.8% and 5.9%, respectively..............   31.2    34.7     44.1
Amortization........................................................  (87.0)  (89.9)   (99.2)
Amounts transferred in connection with reinsurance transactions with
  UFLIC--see note 5.................................................     --      --   (199.4)
                                                                     ------  ------  -------
Unamortized balance as of December 31...............................  512.6   568.4    623.6
Accumulated effect of net unrealized investment gains (losses)......  (22.1)  (42.9)   (85.5)
                                                                     ------  ------  -------
Balance as of December 31........................................... $490.5  $525.5  $ 538.1
                                                                     ======  ======  =======

   The estimated percentage of the December 31, 2006 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                    2007............................... 8.7%
                    2008............................... 7.6%
                    2009............................... 6.7%
                    2010............................... 5.6%
                    2011............................... 5.5%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   Our goodwill balance for the Protection segment was $471.2 million as of December 31, 2006 and 2005. We do not have any remaining goodwill balance in our Retirement Income and Institutional segment as of December 31, 2006 and 2005. In 2005, we recognized an impairment of $57.5 million to amortization expense in our Protection segment. In 2005, we also recorded a $7.7 million pre-acquisition tax contingency release. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

   In 2004, as a result of the reinsurance transactions with UFLIC, described in note 5, we were not able to transfer any goodwill, as the reinsurance transactions with UFLIC did not constitute the disposition of a business. However, as the reinsurance transactions with UFLIC represented a significant portion of our operations, we were required to test goodwill for impairment and recognized an impairment charge of $59.8 million to amortization expense in the Retirement Income and Institutional reporting unit for the year ended
December 31, 2004. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

(5) Reinsurance

   We reinsure a portion of our policy risks to other companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other companies. Reinsurance accounting is followed for assumed and ceded transactions when adequate risk transfer has occurred. Otherwise, the deposit method of accounting is followed.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Reinsurance contracts do not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with UFLIC, we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2006, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy with an issue age up to and including 75 is $1.0 million. Beginning January 1, 2007, we increased the maximum amount to $5.0 million. The retention limit for issue ages over 75 is $0.1 million; however, we increased the maximum amount to $0.5 million beginning January 1, 2007.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity ("Retirement Answer") product. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. We had $6.5 billion and $6.9 billion in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets as of December 31, 2006 and 2005, respectively. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   On April 15, 2004, Jamestown, our indirect wholly owned subsidiary, terminated a modified coinsurance retrocession agreement with GLIC, effective as of January 1, 2004, pursuant to which GLIC retroceded to Jamestown a block of long-term care business that GLIC assumed from The Travelers Insurance Company. This recapture resulted in $149.9 million increase in equity that was recorded in the Consolidated Statement of Changes in Stockholders' Equity as a component of the other transaction with stockholders.

   We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2006, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. As of December 31, 2006, 26.1% of our reinsured life insurance net at risk exposure was ceded to one company.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Net life insurance in-force as of December 31 is summarized as follows:

  (Amounts in millions)                    2006         2005         2004
  ---------------------                -----------  -----------  -----------
  Direct life insurance in force...... $ 580,923.9  $ 544,147.9  $ 488,727.1
  Amounts assumed from other companies    51,281.5     35,334.0     45,954.6
  Amounts ceded to other companies....  (237,098.8)  (239,598.8)  (257,715.8)
                                       -----------  -----------  -----------
  Net in-force........................ $ 395,106.6  $ 339,883.1  $ 276,965.9
                                       ===========  ===========  ===========
  Percentage of amount assumed to net.        13.0%        10.4%        16.6%
                                       ===========  ===========  ===========

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                               Written                       Earned
                                    ----------------------------  ----------------------------
(Amounts in millions)                 2006      2005      2004      2006      2005      2004
---------------------               --------  --------  --------  --------  --------  --------
Direct............................. $1,393.7  $1,404.4  $1,462.5  $1,394.7  $1,405.3  $1,463.1
Assumed............................    101.3      71.7     140.6     101.3      86.9     100.2
Ceded..............................   (398.0)   (393.8)   (478.6)   (363.7)   (379.8)   (411.2)
                                    --------  --------  --------  --------  --------  --------
Net premiums....................... $1,097.0  $1,082.3  $1,124.5  $1,132.3  $1,112.4  $1,152.1
                                    ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net                                    8.9%      7.8%      8.7%
                                                                  ========  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,413.5 million, $1,048.2 million and $993.0 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(6) Future Annuity and Contract Benefits

   Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following table sets forth the major assumptions underlying our recorded liabilities for future annuity and contract benefits as of December 31:

                                            Mortality/
                                            morbidity  Interest rate
(Amounts in millions)                       assumption  assumption     2006      2005
---------------------                       ---------- ------------- --------- ---------
Investment contracts.......................   Account
                                              balance       N/A      $ 9,457.6 $ 8,866.9
Limited payment contracts..................     (a)     3.5% - 8.0%    7,960.3   7,878.2
Traditional life insurance contracts.......     (b)    6.45% - 7.40%   2,171.4   2,031.8
Universal life type contracts..............   Account
                                              balance       N/A        4,692.3   4,574.3
Accident and health........................     (c)    4.5% - 5.25%       90.0      91.8
                                                                     --------- ---------
Total future annuity and contracts benefits                          $24,371.6 $23,443.0
                                                                     ========= =========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, the 1980 Commissioner's Standard Ordinary Table, the 1980 Commissioner's Extended Term Table and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

   Assumptions as to persistency are based on the Company's experience.

   Our variable annuity contracts provide a basic GMDB which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction with UFLIC discussed in note 5) of our variable annuities with death benefits, including both separate account and fixed account assets, was approximately $3,867.4 million and $1,929.4 million as of December 31, 2006 and 2005, respectively, with related guaranteed minimum death benefit exposure (or net amount at risk) of approximately $15.5 million and $8.2 million as of December 31, 2006 and 2005, respectively. The liability for our variable annuity contracts with guaranteed minimum death benefits net of reinsurance was $6.5 million and $2.3 million as of December 31, 2006 and 2005, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statements of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(7) Liability for Policy and Contract Claims

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

(Amounts in millions)                                                        2006     2005     2004
---------------------                                                      -------  -------  -------
Balance as of January 1................................................... $ 322.1  $ 393.1  $ 327.2
Less reinsurance recoverables.............................................  (152.0)  (173.7)  (171.2)
                                                                           -------  -------  -------
   Net balance as of January 1............................................   170.1    219.4    156.0
                                                                           -------  -------  -------
Amounts transferred in connection with reinsurance transactions with UFLIC      --       --    (24.9)
Incurred related to insured events of:
   Current year...........................................................   487.1    447.3    636.3
   Prior years............................................................    (1.6)     3.8     (1.5)
                                                                           -------  -------  -------
       Total incurred.....................................................   485.5    451.1    634.8
                                                                           -------  -------  -------
Paid related to insured events of:
   Current year...........................................................  (397.0)  (364.5)  (440.9)
   Prior years............................................................   (98.7)  (135.9)  (105.6)
                                                                           -------  -------  -------
       Total paid.........................................................  (495.7)  (500.4)  (546.5)
                                                                           -------  -------  -------
   Net balance as of December 31..........................................   159.9    170.1    219.4
                                                                           -------  -------  -------
Add reinsurance recoverables..............................................   119.4    152.0    173.7
                                                                           -------  -------  -------
   Balance as of December 31.............................................. $ 279.3  $ 322.1  $ 393.1
                                                                           =======  =======  =======

   For each of the three years presented above, the change in prior years incurred liabilities primarily relates to favorable and unfavorable developments in claims incurred but not reported for our accident and health insurance business. In general, our insurance contracts are not subject to premiums experience adjustments as a result of prior year effects.

(8) Employee Benefit Plans

   We previously sponsored a defined benefit pension plan (the "Plan") subject to the provisions of the Employee Retirement Income Security Act of 1974 as amended ("ERISA"). The Plan's benefits were frozen as of September 27, 2005. There were no new participants since January 1, 1998. The Plan provides defined benefits based on years of service and final average compensation. We used a December 31 measurement date for the Plan. As of December 31, 2005, we recognized a net pension accrued liability of $6.6 million. For the years ended December 31, 2005 and 2004, we have recognized net periodic benefit costs of $2.0 million and $1.0 million, respectively. As of November 1, 2006, the sponsorship of the Plan was transferred to GNA, an affiliate. Costs associated with the Plan will continue to be allocated based on the existing affiliate cost-sharing agreements.

(9) Non-recourse Funding Obligations

   We have issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance businesses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following table sets forth the non-recourse funding obligations (surplus notes) of the River Lake and Rivermont Life Insurance Companies, wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

          (Amounts in millions)
          ---------------------
          Issuance                                     2006     2005
          --------                                   -------- --------
          River Lake I (a), due 2033................ $  600.0 $  600.0
          River Lake I (b), due 2033................    200.0    200.0
          River Lake I (a), due 2033................    300.0       --
          River Lake II (a), due 2035...............    300.0    300.0
          River Lake II (b), due 2035...............    300.0    300.0
          River Lake III (b), due 2036..............    750.0       --
          Rivermont I (b), due 2050.................    315.0       --
                                                     -------- --------
             Total non-recourse funding obligations. $2,765.0 $1,400.0
                                                     ======== ========

--------
(a)Accrual of interest based on one-month LIBOR plus or minus margin
(b)Accrual of interest based on one-month LIBOR plus margin

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. Genworth has provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, Genworth may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   The weighted average interest rate on the non-recourse funding obligations as of December 31, 2006 and 2005 was 5.4% and 4.5%, respectively. Because the non-recourse funding obligations bear variable interest rates, carrying value approximates fair value as of December 31, 2006 and 2005.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(10) Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31, consisted of the following components:

(Amounts in millions)                                   2006     2005     2004
---------------------                                  ------  -------  -------
Current federal income tax............................ $(55.1) $(229.3) $ (24.4)
Deferred federal income tax...........................  233.0    368.5   (204.8)
                                                       ------  -------  -------
   Total federal income tax...........................  177.9    139.2   (229.2)
                                                       ------  -------  -------
Current state income tax..............................    7.5    (16.3)    (0.1)
Deferred state income tax.............................    3.0     25.0    (10.7)
                                                       ------  -------  -------
   Total state income tax.............................   10.5      8.7    (10.8)
                                                       ------  -------  -------
       Total provision (benefit) for income taxes..... $188.4  $ 147.9  $(240.0)
                                                       ======  =======  =======

   The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, is as follows:

                                                        2006  2005    2004
                                                        ----  ----  ------
    Statutory U.S. federal income tax rate............. 35.0% 35.0%   35.0%
    State income tax, net of federal income tax benefit  1.2   1.4    (0.6)
    Non-deductible goodwill impairment.................   --   4.8     5.7
    Dividends-received deduction....................... (1.5) (2.3)   (1.8)
    Reinsurance transactions with UFLIC................   --    --  (104.6)
    Tax contingencies.................................. (0.6) (1.2)    0.7
    Other, net.........................................  0.3  (2.4)    0.3
                                                        ----  ----  ------
       Effective rate.................................. 34.4% 35.3%  (65.3)%
                                                        ====  ====  ======

   The components of the net deferred income tax liability as of December 31, are as follows:

       (Amounts in millions)                               2006    2005
       ---------------------                             -------- ------
       Assets:
          Investments................................... $   26.3 $  2.7
          Accrued expenses..............................     24.5   95.0
          Net operating loss carryforwards..............    221.5   31.2
          Other.........................................     57.2   35.5
                                                         -------- ------
              Total deferred income tax asset...........    329.5  164.4
                                                         -------- ------
       Liabilities:
          Future annuity and contract benefits..........    459.2   89.2
          Net unrealized gains on investment securities.     11.5   45.0
          Net unrealized gains on derivatives...........      0.2    0.5
          Present value of future profits...............    159.4  166.0
          Deferred acquisition costs....................    698.0  557.8
          Other.........................................      5.7  105.8
                                                         -------- ------
              Total deferred income tax liability.......  1,334.0  964.3
                                                         -------- ------
              Net deferred income tax liability......... $1,004.5 $799.9
                                                         ======== ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss ("NOL") carryforwards amounted to $632.9 million as of December 31, 2006, and if unused, will expire beginning in 2021.

   As of December 31, 2006 and 2005, the current income tax receivable was $144.7 million and $201.6 million, respectively, and was included in other assets in the Consolidated Balance Sheets. We recorded $3.5 million, $(5.0) million and $2.7 million, respectively, in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA, in 2006, 2005 and 2004. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholders' equity.

(11) Supplemental Cash Flow Information

   Net cash paid (received) for federal and state taxes was $(107.3) million, $(154.5) million and $4.9 million for the years ended December 31, 2006, 2005 and 2004, respectively. Cash paid for interest related to our non-recourse funding obligations was $116.6 million, $40.5 million and $14.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   For a discussion of dividends paid to stockholders, see note 16. In connection with the reinsurance transaction with UFLIC in 2004 discussed in note 5, we completed several non-cash transactions. These transactions included the transfer of the assets and liabilities. The following table details these transactions as well as other non-cash items:

  Supplemental schedule of non-cash investing and financing activities

                                                             Years ended December 31,
                                                             -----------------------
(Amounts in millions)                                        2006   2005      2004
---------------------                                        ----- ------  ---------
Excluded net assets:
   Assets................................................... $  -- $   --  $ 9,834.5
   Liabilities..............................................    --     --   (9,997.8)
                                                             ----- ------  ---------
   Net assets transferred................................... $  -- $   --  $  (163.3)
                                                             ===== ======  =========
Other non-cash transactions:
   Repayment of surplus notes and accrued interest.......... $  -- $   --  $   543.4
   Repayment of preferred stock.............................    --     --      216.6
   Recapture of reinsurance agreement.......................    --     --     (149.9)
   Change in collateral for securities lending transactions.   6.9   27.5      (34.4)
   Dividends paid to stockholders...........................    --  440.3      888.9
   Tax contingencies and other tax related items............   4.3   (5.0)       2.7
                                                             ----- ------  ---------
   Total other non-cash transactions........................ $11.2 $462.8  $ 1,467.3
                                                             ===== ======  =========

(12) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $297.2 million, $278.0 million and $259.8 million for the years ended December 31, 2006, 2005 and 2004, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $175.3 million, $109.1 million and $112.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   We pay GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $1.1 million, $4.6 million and $8.2 million in 2006, 2005 and 2004, respectively, to GEAM under this agreement. GEAM related party information is only presented for the first quarter of 2006 as GE and its affiliates ceased to be a related party as of that point in time. We also pay Genworth, our ultimate parent, for investment related services. We paid $15.6 million, $13.1 million and $6.5 million to Genworth in 2006, 2005 and 2004, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, the parent company of GLIC. Interest expense under this agreement was $0.7 million, $0.5 million and $0.2 million for the years ended December 31, 2006, 2005 and 2004, respectively. We pay interest at the cost of funds of GNA, which was 5.2%, 4.3% and 2.2%, as of December 31, 2006, 2005 and 2004, respectively. The amount outstanding as of December 31, 2006 and 2005 was $31.9 million and $6.5 million, respectively, and was included with other liabilities in the Consolidated Balance Sheets.

   In 2004, FCL redeemed $250.0 million of its preferred stock from GE Financial Assurance Holdings, Inc. FCL paid an accrued preferred stock dividend of $7.3 million to GE Financial Assurance Holdings, Inc. The redemption and accrued dividend was paid in cash of $44.0 million and the remainder in securities.

   In 2004, Jamestown redeemed $369.0 million of surplus notes issued to GE Financial Assurance Holdings, Inc. and $91.0 million of surplus notes issued to Brookfield Life Assurance Company Limited, both affiliates of Jamestown. The redemption was paid in cash of $21.8 million and the remainder in securities equal to the principal of $460.0 million and accrued interest of $105.2 million on the outstanding surplus notes.

(13) Commitments and Contingencies

   Commitments

   We have certain investment commitments to provide fixed-rate commercial mortgage loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We were committed to fund $23.4 million and $3.5 million as of December 31, 2006 and 2005, respectively, in commercial mortgage loans, which will be held for investment purposes.

   We had limited partnership commitments outstanding of $86.7 million and $56.7 million as of December 31, 2006 and 2005, respectively.

   Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

   Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $275.3 million as of December 31, 2006.

(14) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, other invested assets and derivative financial instruments. Other financial assets and liabilities--those not carried at fair value or disclosed separately--are discussed below. Apart from certain derivative instruments and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair values is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   Borrowings and non-recourse funding obligations. Based on quoted market prices or comparable market transactions.

   Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and /or estimates of the cost to terminate or otherwise settle obligations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following represents the fair value of financial assets and liabilities as of December 31:

                                                         2006                          2005
                                             ----------------------------- -----------------------------
                                             Notional  Carrying Estimated  Notional  Carrying Estimated
(Amounts in millions)                         amount    amount  fair value  amount    amount  fair value
---------------------                        --------  -------- ---------- --------  -------- ----------
Assets:
   Commercial mortgage loans................  $    (a) $2,917.1  $2,913.4   $    (a) $2,680.2  $2,735.9
   Other financial instruments..............       (a)     49.8      64.7        (a)     57.6      75.1
Liabilities:
   Borrowings and related instruments:
       Borrowings...........................       (a)     31.9      31.9        (a)      6.5       6.5
       Non-recourse funding obligations.....       (a)  2,765.0   2,765.0        (a)  1,400.0   1,400.0
       Investment contract benefits.........       (a)  9,457.6   9,690.2        (a)  8,866.9   9,121.6
Other firm commitments:
   Ordinary course of business lending
     commitments............................   23.4          --        --     3.5          --        --
   Commitments to fund limited
     partnerships...........................   86.7          --        --    56.7          --        --

--------
(a)These financial instruments do not have notional amounts.

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   A reconciliation of current period changes, net of applicable income taxes, in the separate component of stockholders' equity labeled "derivatives qualifying as hedges" for the years ended December 31 follows:

(Amounts in millions)                                                                         2006   2005
---------------------                                                                        -----  -----
Derivatives qualifying as effective hedges as of January 1.................................. $ 0.9  $ 2.9
Current period decreases (increases) in fair value, net of deferred taxes of $0.0 and $(0.4)    --    0.7
Reclassification to net income, net of deferred taxes of $0.3 and $1.5......................  (0.6)  (2.7)
                                                                                             -----  -----
Balance as of December 31................................................................... $ 0.3  $ 0.9
                                                                                             =====  =====

   Derivatives qualifying as hedges amounting to $0.3 million, net of taxes, recorded in stockholders' equity at December 31, 2006 is expected to be reclassified to future income, concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount, $0.2 million, net of income taxes, is expected to be reclassified to income in the year ending December 31, 2007. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions currently being hedged are expected to occur by 2035. No amounts were reclassified to income during the year ended December 31, 2006 and 2005 in connection with forecasted transactions that were no longer considered probable of occurring.

   Positions in derivative instruments. The fair value of derivative instruments, including interest rate swaps, equity index options and financial futures, are based upon pricing valuation models which utilize independent

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

third-party data as inputs. The following table sets forth our positions in derivative instruments and the estimated fair values as of the dates indicated:

                                               December 31,
                                  --------------------------------------
                                         2006                2005
                                  ------------------- ------------------
                                  Notional Estimated  Notional Estimated
       (Amounts in millions)       value   fair value  value   fair value
       ---------------------      -------- ---------- -------- ----------
       Interest rate swaps....... $1,303.1   $ 7.4     $126.0    $(0.8)
       Equity index options......    271.9    16.4       31.0      2.5
       Limited parental guarantee    250.0    15.1         --       --
       Financial futures.........     18.5      --        8.8      0.1
                                  --------   -----     ------    -----
              Total.............. $1,843.5   $38.9     $165.8    $ 1.8
                                  ========   =====     ======    =====

   As of December 31, 2006 and 2005, the fair value of derivatives in a gain position and recorded in other invested assets was $45.3 million and $6.5 million, respectively, and the fair value of derivatives in a loss position and recorded in other liabilities was $6.4 million and $4.7 million, respectively.

   Genworth provided a limited parental guarantee to Rivermont I which is accounted for as a derivative under SFAS No. 133 and carried at fair value. This derivative does not qualify for hedge accounting and therefore changes in fair value are reported in net investment gains (losses) in the Consolidated Statements of Income. As of December 31, 2006, the fair value of this derivative was $15.1 million and was recorded in other invested assets.

   Income effects of derivatives. In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. There was no ineffectiveness reported in the fair value of hedge positions for the twelve months ended December 31, 2006 and 2005. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2006 and 2005 related to the hedge of future cash flows.

   Derivative counterparty credit risk. We manage counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts owed to us, typically as the result of changes in market conditions, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. The swaps that are executed under master swap agreements containing mutual credit downgrade provisions that provide the ability to require assignment or replacement in the event either parties unsecured debt rating is downgraded below Moody's "Baa" or S&P's "BBB." If the downgrade provisions had been triggered as of December 31, 2006, we could have been required to disburse up to $2.4 million and claim up to $26.2 million from counterparties. This represents the fair value of losses and gains by counterparty. As of December 31, 2006 and 2005, gross fair value gains were $26.2 million and $6.4 million, respectively. As of December 31, 2006 and 2005, gross fair value losses were $2.4 million and $4.6 million, respectively.

   Swaps and purchased options with contractual maturities longer than one year are conducted within our approved credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P's if the agreements governing such transactions require both us and the counterparties to provide collateral in certain circumstances.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(15) Non-controlled Entities

   We have used third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with conduits that are sponsored by third parties.

   The following table summarizes the current balance of assets sold to SPEs as of December 31:

                  (Amounts in millions)          2006   2005
                  ---------------------         ------ ------
                  Assets secured by:
                     Commercial mortgage loans. $126.8 $158.7
                     Fixed maturities..........   90.2  150.0
                     Other receivables.........   86.7   91.5
                                                ------ ------
                         Total assets.......... $303.7 $400.2
                                                ====== ======

   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans--loans on diversified commercial property; fixed maturities--domestic and foreign, corporate and government securities; other receivables--primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPEs is provided under credit support agreements, in which Genworth provides limited recourse for a maximum of $119.0 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2006, 2005 and 2004.

   Retained interests and recourse obligations related to such sales that are recorded in fixed maturities in our consolidated financial statements are as follows:

                                               December 31,
                                          ----------------------
                                             2006       2005
                                          ---------- -----------
                                               Fair        Fair
               (Amounts in millions)      Cost value Cost  value
               ---------------------      ---- ----- ----- -----
               Retained interests--assets $9.7 $19.4 $14.2 $16.6
               Servicing assets..........   --    --    --    --
               Recourse liability........   --    --    --    --
                                          ---- ----- ----- -----
               Total..................... $9.7 $19.4 $14.2 $16.6
                                          ==== ===== ===== =====

   Retained interests. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitize

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

receivables, we determine fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions are based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we review recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(16) Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the Bureau of Insurance. Based on statutory results as of December 31, 2006, we are able to distribute $471.3 million in dividends in 2007 without obtaining regulatory approval. Based on statutory results as of December 31, 2006, we estimate our insurance subsidiaries could pay dividends of approximately $33.1 million to us in 2007 without obtaining regulatory approval.

   In 2006, we declared and paid a common stock dividend of $450.0 million. In 2005, we declared and paid a common stock dividend of $556.3 million consisting of cash in the amount of $116.0 million and securities in the amount of $440.3 million. In 2004, concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $972.6 million, consisting of cash in the amount of $83.7 million and securities in the amount of $888.9 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends of $9.6 million for each of the years ended December 31, 2006, 2005 and 2004. Dividends on the Series A Preferred Stock are cumulative and are payable semi-annually when, and if, declared by the Board of Directors at an annual rate of 8.0% of the par value. On December 29, 2006, we redeemed 10,000 shares of our 120,000 Series A Preferred Stock, par value $1,000 per share. We paid an additional $0.1 million in accrued dividends on the redeemed shares. On January 22, 2007, the Board of Directors authorized the redemption of the remaining 110,000 outstanding shares of Series A Preferred Stock for $110.0 million for par value and $2.2 million in accrued dividends on the redeemed shares. We filed the required Bureau of Insurance notifications on January 24, 2007 and expect to finalize the redemption in March 2007.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(17) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   The tables below include our combined statutory net income (losses) and statutory capital and surplus:

                                                                   Years ended December 31,
                                                                  -------------------------
(Amounts in millions)                                               2006     2005     2004
---------------------                                             -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries....................................... $ 538.0  $ 357.9  $ 626.8
Captive life reinsurance subsidiaries combined statutory net losses.........................................................  (894.7)  (333.1)  (365.3)
                                                                  -------  -------  -------
Combined statutory net income (losses)........................... $(356.7) $  24.8  $ 261.5
                                                                  =======  =======  =======

                                                      As of December 31,
                                                      -----------------
        (Amounts in millions)                           2006      2005
        ---------------------                         --------  --------
        Combined statutory capital and surplus....... $1,323.7  $1,564.4

   Statutory net income (losses) from our captive life reinsurance subsidiaries relate to their assumption reinsurance of statutorily required term and universal life insurance reserves from our life insurance companies. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties. Accordingly, the combined statutory net income and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (losses) of the captives, except to the extent dividends are received from captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,175.2 million and $520.6 million as of December 31, 2006 and 2005, respectively. Capital and surplus of our captive life reinsurance subsidiaries includes surplus notes (non-recourse funding obligations) as further described in note 9.

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. As of December 31, 2006 and 2005, we exceeded the minimum required RBC levels.

(18) Segment Information

   We conduct our operations in two business segments: (1) Protection, which includes term life insurance, universal life insurance, interest sensitive whole life and Medicare supplement insurance; and (2) Retirement Income and Institutional, which includes deferred annuities, individual variable annuities, group variable annuities designed for retirement plans, variable life insurance and specialized products, including GICs, funding

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

agreements, FABNs and structured settlements. We also have Corporate and Other which includes unallocated net investment gains (losses), corporate income, expenses and income taxes.

   In 2006, we began to allocate net investment gains (losses) from Corporate and Other to our Protection and Retirement Income and Institutional segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels. Prior to 2006, all net investment gains (losses) were recorded in Corporate and Other and were not reflected in the results of any of our other segments.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2006:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums.................................................. $   875.4    $   256.9   $     --   $ 1,132.3
Net investment income.....................................     537.8        521.0       58.1     1,116.9
Net investment gains (losses).............................      (2.8)        (7.5)      13.4         3.1
Policy fees and other income..............................     291.3         91.5         --       382.8
                                                           ---------    ---------   --------   ---------
   Total revenues.........................................   1,701.7        861.9       71.5     2,635.1
                                                           ---------    ---------   --------   ---------
Benefits and other changes in policy reserves.............     683.8        418.1         --     1,101.9
Interest credited.........................................     220.4        276.3         --       496.7
Acquisition and operating expenses, net of deferrals......     179.6         66.8       24.0       270.4
Amortization of deferred acquisition costs and intangibles      52.8         31.3         --        84.1
Interest expense..........................................     132.8           --        1.2       134.0
                                                           ---------    ---------   --------   ---------
   Total benefits and expenses............................   1,269.4        792.5       25.2     2,087.1
                                                           ---------    ---------   --------   ---------
Income before income taxes................................     432.3         69.4       46.3       548.0
Provision for income taxes................................     153.2          6.9       28.3       188.4
                                                           ---------    ---------   --------   ---------
Net income................................................ $   279.1    $    62.5   $   18.0   $   359.6
                                                           =========    =========   ========   =========
Total assets.............................................. $14,377.5    $28,846.0   $1,280.5   $44,504.0
                                                           =========    =========   ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2005:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums.................................................. $   778.6    $   333.8   $     --   $ 1,112.4
Net investment income.....................................     442.1        493.8       82.7     1,018.6
Net investment gains (losses).............................        --           --       (9.7)       (9.7)
Policy fees and other income..............................     303.4         58.9         --       362.3
                                                           ---------    ---------   --------   ---------
   Total revenues.........................................   1,524.1        886.5       73.0     2,483.6
                                                           ---------    ---------   --------   ---------
Benefits and other changes in policy reserves.............     654.7        490.4         --     1,145.1
Interest credited.........................................     216.4        239.6         --       456.0
Acquisition and operating expenses, net of deferrals......     137.5         62.2       38.2       237.9
Amortization of deferred acquisition costs and intangibles     147.4         30.0         --       177.4
Interest expense..........................................      48.4           --        0.3        48.7
                                                           ---------    ---------   --------   ---------
   Total benefits and expenses............................   1,204.4        822.2       38.5     2,065.1
                                                           ---------    ---------   --------   ---------
Income before income taxes................................     319.7         64.3       34.5       418.5
Provision for income taxes................................     132.9          7.1        7.9       147.9
                                                           ---------    ---------   --------   ---------
Net income................................................ $   186.8    $    57.2   $   26.6   $   270.6
                                                           =========    =========   ========   =========
Total assets.............................................. $12,670.3    $26,528.6   $1,829.7   $41,028.6
                                                           =========    =========   ========   =========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2004:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums..................................................  $  690.7     $461.4      $    --    $1,152.1
Net investment income.....................................     391.9      479.0         93.2       964.1
Net investment gains (losses).............................        --         --          7.6         7.6
Policy fees and other income..............................     283.0       40.4           --       323.4
                                                            --------     ------      -------    --------
   Total revenues.........................................   1,365.6      980.8        100.8     2,447.2
                                                            --------     ------      -------    --------
Benefits and other changes in policy reserves.............     598.0      587.5           --     1,185.5
Interest credited.........................................     224.4      262.6           --       487.0
Acquisition and operating expenses, net of deferrals......      87.6       47.9         35.2       170.7
Amortization of deferred acquisition costs and intangibles     119.6       92.6           --       212.2
Interest expense..........................................      14.7         --          9.8        24.5
                                                            --------     ------      -------    --------
   Total benefits and expenses............................   1,044.3      990.6         45.0     2,079.9
                                                            --------     ------      -------    --------
Income (loss) before income taxes and cumulative effect of
  change in accounting principle..........................     321.3       (9.8)        55.8       367.3
Provision (benefit) for income taxes......................     116.1       11.5       (367.6)     (240.0)
                                                            --------     ------      -------    --------
Net income (loss) before cumulative effect of change in
  accounting principle....................................     205.2      (21.3)       423.4       607.3
Cumulative effect of change in accounting principle.......      (0.8)       0.7           --        (0.1)
                                                            --------     ------      -------    --------
Net income (loss).........................................  $  204.4     $(20.6)     $ 423.4    $  607.2
                                                            ========     ======      =======    ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(19) Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly financial data for the years ended December 31, were as follows:

                       First Quarter Second Quarter Third Quarter Fourth Quarter
                       ------------- -------------  ------------- -------------
 (Amounts in millions)  2006   2005   2006    2005   2006   2005   2006    2005
 --------------------- ------ ------ ------  ------ ------ ------ ------  ------
 Net investment income $256.4 $257.0 $280.0  $237.3 $274.1 $264.2 $306.4  $260.1
                       ====== ====== ======  ====== ====== ====== ======  ======
 Total revenues....... $632.3 $622.8 $648.2  $574.9 $645.2 $640.2 $709.4  $645.7
                       ====== ====== ======  ====== ====== ====== ======  ======
 Net income........... $ 83.6 $ 79.3 $ 86.0  $ 79.9 $ 92.0 $ 21.0 $ 98.0  $ 90.4
                       ====== ====== ======  ====== ====== ====== ======  ======

(20) Pro Forma Financial Information for Transfer of Ownership in AML
(unaudited)

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of AML, formerly a wholly-owned subsidiary of FCL, to GLICNY, an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity.

   The following is unaudited pro forma financial information for GLAIC as if the AML and GLICNY transfers occurred on January 1, 2006 for the period indicated:

                                                                 For the year ended December 31, 2006
                                                               ----------------------------------------
                                                                GLAIC   Pro forma adjustments Pro forma
                                                               -------- --------------------- ---------
Revenues:
   Premiums................................................... $1,132.3        $(38.1)(a)     $1,094.2
   Net investment income......................................  1,116.9         (46.8)(a)      1,070.1
   Net investment gains (losses)..............................      3.1           1.0(a)           4.1
   Policy fees and other income...............................    382.8          (2.1)(a)        380.7
                                                               --------        ------         --------
       Total revenues.........................................  2,635.1         (86.0)         2,549.1
                                                               --------        ------         --------
Benefits and expenses:
   Benefits and other changes in policy reserves..............  1,101.9         (40.3)(a)      1,061.6
   Interest credited..........................................    496.7         (16.0)(a)        480.7
   Acquisition and operating expenses, net of deferrals.......    270.4          (0.2)(a)        270.2
   Amortization of deferred acquisition costs and intangibles.     84.1          (1.4)(a)         82.7
   Interest expense...........................................    134.0           -- (a)         134.0
                                                               --------        ------         --------
       Total benefits and expenses............................  2,087.1         (57.9)         2,029.2
                                                               --------        ------         --------
Income before income taxes....................................    548.0         (28.1)           519.9
Provision for income taxes....................................    188.4         (10.0)(a)        178.4
Equity in net income of unconsolidated subsidiary.............       --          17.3(b)          17.3
                                                               --------        ------         --------
Net income.................................................... $  359.6        $ (0.8)        $  358.8
                                                               ========        ======         ========

--------
(a)Reflects adjustments to exclude amounts included in our historical combined financial information relating to the results of operations of AML that were transferred in connection with the transfer of ownership of AML to GLICNY immediately following consummation of the mergers.
(b)Reflects equity in income of unconsolidated subsidiary for GLAIC's non-majority ownership interest in GLICNY.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following is unaudited condensed pro forma financial information for GLAIC as if the AML and GLICNY transfers occurred on December 31, 2006:

                                                                         December 31, 2006
                                                             -----------------------------------------
                                                               GLAIC   Pro forma adjustments Pro forma
                                                             --------- --------------------- ---------
Assets
   Total investments........................................ $20,142.5       $  (872.3)(a)   $19,604.6
                                                                                 334.4(b)
   Separate account assets..................................  10,383.4              --        10,383.4
   Reinsurance recoverable..................................   9,386.8          (321.7)(a)     9,065.1
   Other assets.............................................   4,591.3          (183.2)(a)     4,408.1
                                                             ---------       ---------       ---------
       Total assets......................................... $44,504.0       $(1,042.8)      $43,461.2
                                                             =========       =========       =========
Liabilities and stockholders' equity
   Policyholder liabilities................................. $24,857.9       $  (845.6)(a)   $24,012.3
   Separate account liabilities.............................  10,383.4              --        10,383.4
   Non-recourse funding obligations.........................   2,765.0              --         2,765.0
   All other liabilities....................................   2,054.0          (245.6)(a)     1,808.4
                                                             ---------       ---------       ---------
       Total liabilities....................................  40,060.3        (1,091.2)       38,969.1
                                                             ---------       ---------       ---------
          Total stockholders' equity........................   4,443.7          (286.0)(a)     4,492.1
                                                                                 334.4(b)
                                                             ---------       ---------       ---------
          Total liabilities and stockholders' equity........ $44,504.0       $(1,042.8)      $43,461.2
                                                             =========       =========       =========

--------
(a)Reflects adjustments to exclude amounts included in our historical combined financial information relating to the assets and liabilities of AML that were transferred in connection with the transfer of ownership of AML to GLICNY immediately following consummation of the merger.
(b)Reflects adjustments to include the non-majority ownership interest in GLICNY acquired in connection with the transfer of our ownership in AML.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under the date of March 12, 2007, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2006, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

   The audit report on the consolidated financial statements of the Company referred to above contains an emphasis paragraph that states that the consolidated financial statements give retroactive effect to the mergers of Genworth Life and Annuity Insurance Company, Federal Home Life Insurance
Company and First Colony Life Insurance Company on January 1, 2007 (the Mergers), which have been accounted for as a pooling of interests as described in Note 1 to the consolidated financial statements. Generally accepted accounting principles proscribe giving effect to a consummated business combination accounted for by the pooling-of-interests method in financial statements that do not include the date of consummation. However, they will become the historical consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries after financial statements covering the date of consummation of the business combination are issued. The financial statement schedules included herein also give retroactive effect to the Mergers.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
March 12, 2007

                                                                     Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
       Summary of investments--other than investments in related parties
                               December 31, 2006
                             (Amounts in millions)

                                                      Amortized
                                                       cost or  Estimated  Carrying
Type of Investment                                      cost    fair value  value
------------------                                    --------- ---------- ---------
Fixed maturities:
   Bonds:
       U.S. government, agencies and authorities..... $   205.0 $   218.0  $   218.0
       Government--non U.S...........................     276.3     307.6      307.6
       Public utilities..............................     874.6     894.4      894.4
       All other corporate bonds.....................  14,089.6  14,106.1   14,106.1
                                                      --------- ---------  ---------
          Total fixed maturities.....................  15,445.5  15,526.1   15,526.1
Equity securities....................................      34.6      35.8       35.8
Commercial mortgage loans............................   2,917.1     xxxxx    2,917.1
Policy loans.........................................     486.7     xxxxx      486.7
Other invested assets/(1)/...........................     732.8     xxxxx      737.7
                                                      --------- ---------  ---------
          Total investments.......................... $19,616.7     xxxxx  $19,703.4
                                                      ========= =========  =========

--------
/(1)/The amount shown in the Consolidated Balance Sheet for other invested assets differs from cost as other invested assets include derivatives which are reported at estimated fair value.



   See Accompanying Report of Independent Registered Public Accounting Firm.

                                                                   Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information
                             (Amounts in millions)

                                                    Future Annuity
                                                     And Contract              Other
                                                      Benefits &            Policyholder
                                                      Liability             Liabilities
                                         Deferred   For Policy and           (Excluding
                                        Acquisition    Contract    Unearned   Unearned   Premium
Segment                                    Costs        Claims     Premiums  Premiums)   Revenue
-------                                 ----------- -------------- -------- ------------ --------
December 31, 2006:
   Protection..........................  $2,272.1     $ 7,218.7     $24.1      $  8.8    $  875.4
   Retirement Income and Institutional.     387.9      17,432.2        --       174.1       256.9
   Corporate and Other.................        --            --        --          --          --
                                         --------     ---------     -----      ------    --------
       Total...........................  $2,660.0     $24,650.9     $24.1      $182.9    $1,132.3
                                         ========     =========     =====      ======    ========
December 31, 2005:
   Protection..........................  $1,884.8     $ 6,993.7     $28.9      $  6.1    $  778.6
   Retirement Income and Institutional.     264.8      16,771.4        --       212.0       333.8
   Corporate and Other.................        --            --        --        (0.2)         --
                                         --------     ---------     -----      ------    --------
       Total...........................  $2,149.6     $23,765.1     $28.9      $217.9    $1,112.4
                                         ========     =========     =====      ======    ========
December 31, 2004:
   Protection..........................                                                  $  690.7
   Retirement Income and Institutional.                                                     461.4
   Corporate and Other.................                                                        --
                                                                                         --------
       Total...........................                                                  $1,152.1
                                                                                         ========

                                         Interest                   Amortization
                                        Credited &     Acquisition  of Deferred
                             Net       Benefits and   and Operating Acquisition
                          Investment Other Changes in Expenses, Net  Costs and   Premiums
Segment                     Income   Policy Reserves  of Deferrals  Intangibles  Written
-------                   ---------- ---------------- ------------- ------------ --------
December 31, 2006:
   Protection............  $  537.8      $  904.2        $179.6        $ 52.8    $  840.1
   Retirement Income and
     Institutional.......     521.0         694.4          66.8          31.3       256.9
   Corporate and Other...      58.1            --          24.0            --          --
                           --------      --------        ------        ------    --------
       Total.............  $1,116.9      $1,598.6        $270.4        $ 84.1    $1,097.0
                           ========      ========        ======        ======    ========
December 31, 2005:
   Protection............  $  442.1      $  871.1        $137.5        $147.4    $  748.1
   Retirement Income and
     Institutional.......     493.8         730.0          62.2          30.0       334.2
   Corporate and Other...      82.7            --          38.2            --          --
                           --------      --------        ------        ------    --------
       Total.............  $1,018.6      $1,601.1        $237.9        $177.4    $1,082.3
                           ========      ========        ======        ======    ========
December 31, 2004:
   Protection............  $  391.9      $  822.4        $ 87.6        $119.6    $  663.2
   Retirement Income and
     Institutional.......     479.0         850.1          47.9          92.6       461.3
   Corporate and Other...      93.2            --          35.2            --          --
                           --------      --------        ------        ------    --------
       Total.............  $  964.1      $1,672.5        $170.7        $212.2    $1,124.5
                           ========      ========        ======        ======    ========

   See Accompanying Report of Independent Registered Public Accounting Firm.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)         Resolution of Board of Directors of GE Life and Annuity Assurance
                Company authorizing the establishment of GE Life & Annuity Separate
                Account 7. Previously filed on April 20, 2006 with the Initial
                Registration Statement on Form N-4 for Genworth Life & Annuity
                Separate Account 2, Registration No. 333-133425.

 (1)(b)         Resolution of the Board of Directors of GE Life and Annuity Assurance
                Company authorizing the change in name of GE Life and Annuity
                Assurance Company to Genworth Life and Annuity Insurance Company.
                Previously filed on April 20, 2006 with the Initial Registration
                Statement on Form N-4 for Genworth Life & Annuity Separate Account 2,
                Registration No. 333-133425.

 (2)            Not Applicable.

 (3)(a)         Underwriting Agreement between Genworth Life and Annuity Insurance
                Company and Capital Brokerage Corporation. Previously filed on
                September 13, 2002 with Post-Effective Amendment No. 4 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                No. 333-47732.

 (3)(b)         Dealer Sales Agreement. Previously filed on September 13, 2002 with
                Post-Effective Amendment No. 4 to Form N-4 for Genworth Life &
                Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(a)(i)      Form of contract. Previously filed on May 25, 2006 with the Initial
                Registration Statement on Form N-4 for Genworth Life & Annuity VA
                Separate Account 2, Registration No. 333-134457.

 (4)(a)(ii)     Genworth Life and Annuity Insurance Company Guarantee Account
                Endorsement. Previously filed on May 25, 2006 with the Initial
                Registration Statement on Form N-4 for Genworth Life & Annuity VA
                Separate Account 2, Registration No. 333-134457.

 (4)(a)(iii)    Surrender Charge Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life &
                Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(iv)     Waiver of Surrender Charge Endorsement. Previously filed on May 25,
                2006 with the Initial Registration Statement on Form N-4 for Genworth
                Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(v)      Optional Death Proceeds Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
                & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(b)(i)      Payment Protection with Commutation Immediate and Deferred Variable
                Annuity Rider. Previously filed on September 1, 2006 with
                Post-Effective Amendment No. 2 to Form N-4 for Genworth Life &
                Annuity VA Separate Account 2, Registration No. 333-133425.

 (4)(b)(ii)     Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on May
                25, 2006 with the Initial Registration Statement on Form N-4 for
                Genworth Life & Annuity VA Separate Account 2, Registration
                No. 333-134457.

 (4)(b)(iii)(a) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                filed on September 1, 2006 with Post-Effective Amendment No. 2 to
                Form N-4 for Genworth Life & Annuity VA Separate Account 2,
                Registration No. 333-133425.

 (4)(b)(iii)(b) Guaranteed Minimum Withdrawal Benefit for Life Rider. Filed herewith.

 (4)(b)(iv)(a)  Guaranteed Income Rider P5283 11/04. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
                & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(b)(iv)(b)  Guaranteed Income Rider P5283U 11/04. Previously filed on May 25,
                2006 with the Initial Registration Statement on Form N-4 for Genworth
                Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(i)      Annual Step-Up Benefit Rider P5222 1/06. Previously filed on May 25,
                2006 with the Initial Registration Statement on Form N-4 for Genworth
                Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(ii)     Rollup Death Benefit Rider P5223 1/03. Previously filed on May 25,
                2006 with the Initial Registration Statement on Form N-4 for Genworth
                Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(iii)    Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
                No. 333-134457.

 (4)(c)(iv)     Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03.
                Previously filed on May 25, 2006 with the Initial Registration
                Statement on Form N-4 for Genworth Life & Annuity VA Separate Account
                2, Registration No. 333-134457.

 (5)            Form of Application. Previously filed on July 26, 2006 with
                Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
                VA Separate Account 2, Registration No. 333-134457.

 (6)(a)         Amended and Restated Articles of Incorporation of Genworth Life and
                Annuity Insurance Company. Previously filed on January 3, 2006 with
                Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
                Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)         By-Laws of Genworth Life and Annuity Insurance Company. Previously
                filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
                N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                No. 333-31172.

 (7)            Not Applicable.

 (8)(a)         Participation Agreement among Variable Insurance Products Fund,
                Fidelity Distributors Corporation, and The Life Insurance Company of
                Virginia. Previously filed on May 1, 1998 with Post-Effective
                Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
                Registration No. 033-76334.

 (8)(a)(ii)     Amendment to Participation Agreement among Variable Insurance
                Products Fund II, Fidelity Distributors Corporation, and The Life
                Insurance Company of Virginia. Previously filed on May 1, 1998 with
                Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
                Separate Account 4, Registration No. 033-76334.

 (8)(a)(iii)    Amendment to Participation Agreement among Variable Insurance
                Products Fund, Fidelity Distributors Corporation, and The Life
                Insurance Company of Virginia. Previously filed on May 1, 1998 with
                Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
                Separate Account 4, Registration No. 033-76334.

 (8)(a)(iv)     Amendment to Participation Agreement Variable Insurance Products
                Fund, Fidelity Distributors Corporation and GE Life and Annuity
                Assurance Company. Previously filed on June 2, 2000 with
                Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
                Separate Account 4, Registration No. 333-31172.


 (8)(b)    Agreement between Oppenheimer Variable Account Funds, Oppenheimer
           Management Corporation, and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i) Amendment to Agreement between Oppenheimer Variable Account Funds,
           Oppenheimer Management Corporation, and GE Life and Annuity Assurance
           Company. Previously filed with Post-Effective Amendment No. 9 to Form
           N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 033-76334.

 (8)(c)    Participation Agreement among Variable Insurance Products Fund II,
           Fidelity Distributors Corporation and The Life Insurance Company of
           Virginia. Previously filed on May 1, 1998 with Post-Effective
           Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

 (8)(c)(i) Amendment to Variable Insurance Products Fund II, Fidelity
           Distributors Corporation and GE Life And Annuity Assurance Company.
           Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-31172.

 (8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(e)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Federated Insurance Series. Filed herewith.

 (8)(f) Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia. Previously filed on
           September 28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(f)(i) Amendment to Variable Insurance Products Fund III, Fidelity
           Distributors Corporation and GE Life and Annuity Assurance Company.
           Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-31172.

 (8)(g)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust.
           Filed herewith.

 (8)(h)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 2 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-133425.

 (8)(i)    Participation Agreement between AIM Variable Insurance Series and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds. Filed herewith.

 (8)(j)    Participation Agreement between AllianceBernstein Variable Products
           Series Fund, Inc. and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 21 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (8)(j)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Filed herewith.

 (8)(k)    Participation Agreement between MFS Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust. Filed herewith.


 (8)(l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Filed herewith.

 (8)(m)    Reserved.

 (8)(n)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Filed herewith.

 (8)(o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Filed herewith.

 (8)(p)    Reserved.

 (8)(q)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-47732.

 (8)(r)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(s) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 1, 2004 with Post-Effective Amendment No. 14 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (8)(t)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed with Post-Effective
           Amendment No. 22 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 333-47732.

 (8)(u)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and American Century Investment Services, Inc.
           regarding American Century Variable Portfolios II, Inc. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-31172.

 (8)(v)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.

 (8)(v)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Filed herewith.

 (8)(w)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Universal Institutional Funds, Inc. Filed herewith.

 (8)(x)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and XTF Advisors Trust. Filed herewith.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

 (10)      Consent of KPMG LLP. Filed herewith.

 (11)      Not Applicable.

 (12)      Not Applicable.

 (13)      Power of Attorney. Filed herewith.

Item 25.  Directors and Officers of the Depositor



Pamela S. Schutz         Chairperson of the Board, President and Chief Executive
                         Officer

Paul A. Haley            Director, Senior Vice President and Chief Actuary

William C. Goings, II(4) Director and Senior Vice President

Leon E. Roday(2)         Director and Senior Vice President

Geoffrey S. Stiff        Director and Senior Vice President

Scott R. Lindquist(2)    Director and Vice President

Victor C. Moses(2)       Director and Vice President

John G. Apostle, II      Senior Vice President and Chief Compliance Officer

Thomas E. Duffy          Senior Vice President, General Counsel and Secretary

Dennis R. Vigneau        Senior Vice President and Chief Financial Officer

Mark W. Griffin(3)       Senior Vice President and Chief Investment Officer

Robert T. Methven        Senior Vice President

James H. Reinhart        Senior Vice President

Heather C. Harker        Vice President and Associate General Counsel

John A. Zelinske         Vice President and Controller

Gary T. Prizzia(1)       Treasurer





The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

(4) The principal business address is Genworth Financial, Inc., 700 Main Street, Lynchburg, Virginia 24504.


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


                                  [FLOW CHART]

Item 27.  Number of Contract Owners

   There were 61 owners of Qualified Contracts and 88 owners of Non-Qualified Contracts as of February 1, 2007.

Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and
(b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

                                    *  *  *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter


   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2 and Genworth Life and Annuity Insurance Company.


   (b)





         Name                   Address            Positions and Offices with Underwriter
         ----                   -------            --------------------------------------
James J. Buddle........ 6620 W. Broad St.        Director
                        Richmond, VA 23230
Robert T. Methven...... 6610 W. Broad St.        Director, President and Chief Executive
                        Richmond, VA 23230       Officer
Geoffrey S. Stiff...... 6610 W. Broad St.        Director and Senior Vice President
                        Richmond, VA 23230
Victor C. Moses........ 601 Union Street,        Senior Vice President
                        Suite 2200
                        Seattle, WA 98101
Edward J. Wiles, Jr.... 3001 Summer St.,         Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street     Senior Vice President and Chief Compliance
                        Richmond, VA 23230       Officer
Ward E. Bobitz......... 6620 W. Broad Street     Vice President and Assistant Secretary
                        Richmond, VA 23230
Brenda A. Daglish...... 6604 West Broad St.      Vice President and Assistant Treasurer
                        Richmond, VA 23230
Dennis R. Vigneau...... 6610 W. Broad Street     Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.        Vice President
                        Richmond, VA 23230
John A. Zelinske....... 6610 W. Broad St.        Vice President and Controller
                        Richmond, VA 23230
John E. Karaffa........ 6610 W. Broad St.        Vice President
                        Richmond, VA 23230
Scott R. Lindquist..... 6620 W. Broad St.        Vice President
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street     Treasurer
                        Richmond, VA 23230
Russell L. Rubino...... 6620 W. Broad St.        Vice President
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.        Financial & Operations Principal
                        Richmond, VA 23230
Thomas E. Duffy........ 6610 W. Broad St.        Secretary
                        Richmond, VA 23230

   (c)


                                   (2)
                                   Net
             (1)              Underwriting        (3)           (4)
           Name of            Discounts and  Compensation    Brokerage      (5)
    Principal Underwriter      Commissions   on Redemption  Commissions Compensation
    ---------------------     -------------  -------------  ----------- ------------
Capital Brokerage Corporation Not Applicable Not Applicable    11.0%      $755,000

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 23rd day of April, 2007.



                                    GENWORTH LIFE & ANNUITY VA SEPARATE
                                      ACCOUNT 2
                                    (Registrant)

                                    By:           /s/  PAUL A. HALEY
                                        -----------------------------------
                                                     Paul A. Haley
                                                 Senior Vice President



                                    GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                    (Depositor)

                                    By:           /s/  PAUL A. HALEY
                                        -----------------------------------
                                                     Paul A. Haley
                                                 Senior Vice President


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


              Name                         Title                   Date
              ----                         -----                   ----

     /s/  PAMELA S. SCHUTZ*    Chairperson of the Board,      April 23, 2007
   ---------------------------   President and Chief
        Pamela S. Schutz         Executive Officer

   /s/  WILLIAM C. GOINGS, II* Director and Senior Vice       April 23, 2007
   ---------------------------   President
      William C. Goings, II

       /s/  PAUL A. HALEY      Director, Senior Vice          April 23, 2007
   ---------------------------   President and Chief Actuary
          Paul A. Haley

    /s/  SCOTT R. LINDQUIST*   Director and Vice President    April 23, 2007
   ---------------------------
       Scott R. Lindquist

      /s/  VICTOR C. MOSES*    Director and Vice President    April 23, 2007
   ---------------------------
         Victor C. Moses

       /s/  LEON E. RODAY*     Director and Senior Vice       April 23, 2007
   ---------------------------   President
          Leon E. Roday

     /s/  GEOFFREY S. STIFF*   Director and Senior Vice       April 23, 2007
   ---------------------------   President
        Geoffrey S. Stiff

              Name                       Title                   Date
              ----                       -----                   ----

     /s/  DENNIS R. VIGNEAU* Senior Vice President and      April 23, 2007
     -----------------------   Chief Financial Officer
        Dennis R. Vigneau

     /s/  JOHN A. ZELINSKE*  Vice President and Controller  April 23, 2007
     -----------------------
        John A. Zelinske



*By: /s/  PAUL A. HALEY , pursuant to Power of Attorney        April 23, 2007
     ------------------   executed on March 19, 2007
       Paul A. Haley